As filed with the Securities and Exchange Commission on March 30, 2004
                        Securities Act File No. 33-85242
                    Investment Company Act File No. 811-08822
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               -------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

         Pre-Effective Amendment No.  _____                                  [ ]
         Post-Effective Amendment No.   12                                   [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

         Amendment No.   13                                                  [X]

                        (Check appropriate box or boxes.)


                       CAPITAL MANAGEMENT INVESTMENT TRUST
                       -----------------------------------
               (Exact Name of Registrant as Specified in Charter)


    116 South Franklin Street, Post Office Box 69, Rocky Mount, NC 27802-0069
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices)            (Zip Code)


        Registrant's Telephone Number, including Area Code (252) 972-9922
                                                           --------------


                               C. Frank Watson III
    116 South Franklin Street, Post Office Box 69, Rocky Mount, NC 27802-0069
    -------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                 With Copies to:
                                 ---------------
                               Peter J. Shea, Esq.
                     Parker, Poe, Adams and Bernstein L.L.P.
                              Three Wachovia Center
                       401 South Tryon Street, Suite 3000
                               Charlotte, NC 28202


Approximate Date of Proposed Public Offering:   As soon as practicable after the
                                                effective date of this filing
                                                -----------------------------

It is proposed that this filing will become effective:  (check appropriate box)

     [X] immediately upon filing pursuant to paragraph (b);
     [ ] on ________ (date) pursuant to paragraph (b);
     [ ] 60 days after filing pursuant to paragraph (a)(1);
     [ ] on ________ (date) pursuant to paragraph (a)(1);
     [ ] 75 days after filing pursuant to paragraph (a)(2); or
     [ ] on ________ (date) pursuant to paragraph (a)(2) of rule 485.

                       CAPITAL MANAGEMENT INVESTMENT TRUST


                       CONTENTS OF REGISTRATION STATEMENT


This registration statement consists of the following papers and documents:

Cover Sheet
Contents of Registration Statement
Capital Management Mid-Cap Fund
    -Part A - Institutional Shares Prospectus
    -Part A - Investor Shares Prospectus
    -Part B - Statement of Additional Information
Capital Management Small-Cap Fund
    -Part A - Institutional Shares Prospectus
    -Part A - Investor Shares Prospectus
    -Part B - Statement of Additional Information
Part C - Other Information and Signature Page
Exhibit Index
Exhibits

                                     PART A
                                     ======

                                    FORM N-1A

                                  PROSPECTUSES







CUSIP Number 140296104                                       NASDAQ Symbol CMEIX
________________________________________________________________________________

                         CAPITAL MANAGEMENT MID-CAP FUND

                                 A series of the
                       Capital Management Investment Trust

                              INSTITUTIONAL SHARES
________________________________________________________________________________

                                   PROSPECTUS
                                 March 29, 2004


The Capital Management Mid-Cap Fund ("Fund") seeks long-term capital appreciation. This prospectus relates to the Institutional Shares. The Fund also offers an additional class of shares, Investor Shares, which are offered by another prospectus.


                               Investment Advisor
                               ------------------

                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005

                                 1-888-626-3863


The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

THE FUND.......................................................................2
--------

   Investment Objective........................................................2
   Principal Investment Strategies.............................................2
   Principal Risks Of Investing In The Fund....................................2
   Bar Chart And Performance Table.............................................4
   Fees And Expenses Of The Fund...............................................6

MANAGEMENT OF THE FUND.........................................................7
----------------------

   The Investment Advisor......................................................7
   The Administrator...........................................................8
   The Transfer Agent..........................................................8
   The Distributor.............................................................9

INVESTING IN THE FUND.........................................................10
---------------------

   Minimum Investment.........................................................10
   Purchase And Redemption Price..............................................10
   Purchasing Shares..........................................................11
   Redeeming Your Shares......................................................13

OTHER IMPORTANT INVESTMENT INFORMATION........................................16
--------------------------------------

   Dividends, Distributions, And Taxes........................................16
   Financial Highlights.......................................................17
   Additional Information.............................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The investment objective of the Capital Management Mid-Cap Fund is to seek long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Fund, which is a diversified separate investment portfolio of the Capital Management Investment Trust ("Trust"), pursues its investment objective by investing primarily in equity securities of medium-capitalization ("mid-cap") companies. The Fund considers a mid-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $1 billion to $12 billion.

The Fund's investments in mid-cap companies will be primarily in equity securities of such companies, such as common and preferred stock and securities convertible into common stock. The Fund intends to invest in a diversified group of mid-cap companies and will not concentrate its investments in any one industry or group.

Under normal market conditions, the Fund will invest at least 90% of its total assets in equity securities, of which at least 80% of its total assets will be invested in the equity securities of mid-cap companies. This investment policy may be changed without shareholder approval upon at least 60 days' prior written notice to the shareholders.

In selecting portfolio securities, the Fund's investment advisor, Capital Management Associates, Inc. ("Advisor"), uses various screens and proprietary models to produce a potential universe of over 1,700 companies. Then through fundamental research, the Advisor selects from that universe companies whose current share price is relatively undervalued. This process often includes visits with company management and contacts with industry experts and suppliers. Final investment decisions are made by the Advisor's Portfolio Management Team.


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks including the possible loss of some or all of the principal amount invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies. There can be no assurance that the Fund will be successful in meeting its investment objective.

Since the Fund may invest in both equity securities, concentrating on mid-cap company securities, and short-term investment instruments, the Fund has some exposure to the risks of both equity securities and short-term investment instruments.

Mid-Cap Securities

Investments in equity securities (i.e., common stocks and preferred stocks) are particularly subject to the risk of changing economic, stock market, industry, and company conditions which can adversely affect the value of the Fund's equity holdings.

Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of mid-cap companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth. These factors affect the Advisor's access to information about the companies and the stability of the markets for the companies' securities. Additionally, mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning mid-cap companies than for larger, more established companies. The Advisor's ability to choose suitable investments also has a significant impact on the ability of the Fund to achieve its investment objective.

Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

Short-Term Investments

As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may determine from time to time that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Fund may also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.

BAR CHART AND PERFORMANCE TABLE

The bar chart shown below provides an indication of the risks of investing in the Fund by showing (on a calendar year basis) changes in the Fund's performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[Bar Chart Here]

                             Calendar Year Returns
                              Institutional Shares
                              --------------------
                                1996  -  18.82 %
                                1997  -  37.22 %
                                1998  -  (6.99)%
                                1999  -  17.23 %
                                2000  -  11.73 %
                                2001  -  (0.10)%
                                2002  - (17.56)%
                                2003  -  30.27 %

  o During the 8-year period shown in the bar chart, the highest return for a calendar quarter was 23.69% (quarter ended December 31, 1998).
  o During the 8-year period shown in the bar chart, the lowest return for a calendar quarter was (25.61)% (quarter ended September 30, 1998).
  o The year-to-date return of the Fund as of the most recent calendar quarter was 30.27% (quarter ended December 31, 2003).

The table shown below provides an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year, five years, and since inception compare to those of a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

------------------------------------------------------ ------------- -------------- ---------------
Average Annual Total Returns For The                      Past 1         Past 5         Since
Periods Ended December 31, 2003                            Year           Year        Inception*
------------------------------------------------------ ------------- -------------- ---------------
Capital Management Mid-Cap Fund Institutional Shares
     Before taxes                                         30.27%         7.04%          11.61%
     After taxes on distributions                         30.27%         5.71%           9.96%
     After taxes on distributions and sale of shares      19.68%         5.45%           9.37%
------------------------------------------------------ ------------- -------------- ---------------
S&P 500 Total Return Index**                              28.68%        (0.57)%         11.99%
------------------------------------------------------ ------------- -------------- ---------------
Russell Mid-Cap Value Index**                             38.07%         8.73%          14.65%
------------------------------------------------------ ------------- -------------- ---------------

       * January 27, 1995 for the Fund and commencement of performance comparison for the S&P 500 Total Return Index. The commencement of performance comparison for the Russell Mid-Cap Value Index is January 31, 1995.

       **The S&P 500 Total Return Index is the Standard & Poor's Composite Stock
         Price Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. The Russell Mid-Cap Value Index is a widely recognized unmanaged index of medium capitalization companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in these indices. These indices do not have an investment advisor and do not pay any commissions, expenses, or taxes. If the indices did pay commissions, expenses, or taxes, their returns would be lower.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund:

               Shareholder Fees For Institutional Shares
               (fees paid directly from your investment)
               -----------------------------------------

   Maximum Sales Charge (Load) Imposed On Purchases
       (as a percentage of offering price) ..............................None
   Redemption Fee
       (as a percentage of amount redeemed, if applicable)...............None

        Annual Fund Operating Expenses For Institutional Shares
             (expenses that are deducted from Fund assets)
             ---------------------------------------------

   Management Fees..............................................1.00%
   Distribution and/or Service (12b-1) Fees......................None
   Other Expenses................................................1.79%
                                                                 -----
       Total Annual Fund Operating Expenses.............................2.79%*
       Fee Waiver and/or Expense Reimbursement.........................(1.29%)
                                                                        -----
       Net Expenses.....................................................1.50%
                                                                        =====

* "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Institutional Shares of the Fund for the fiscal year ended November 30, 2003. The Advisor has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.50% of the Institutional Shares average daily net assets for the fiscal year ending November 30, 2004. The contractual agreement may continue from year-to-year thereafter, provided such continuation is approved by the Board of Trustees. See the "Management of the Fund - Expense Limitation Agreement" section below for more detailed information.

Example. This example shows you the expenses you may pay over time by investing in the Institutional Shares of the Fund. Since all funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other funds. The example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

----------------------- ------------- ------------- ------------- --------------
    Period Invested        1 Year        3 Years       5 Years       10 Years
----------------------- ------------- ------------- ------------- --------------
       Your Costs           $153          $743         $1,360         $3,025
----------------------- ------------- ------------- ------------- --------------

                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR

The Fund's investment advisor is Capital Management Associates, Inc., 140 Broadway, New York, New York 10005. The Advisor serves in that capacity pursuant to an advisory contract with the Trust on behalf of the Fund. Subject to the authority of the Board of Trustees of the Trust ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor manages the investment and reinvestment of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended. The Advisor, organized as a New York corporation in 1982, is controlled by its officers and directors, with the principal shareholders being J.V. Shields, Jr.; David V. Shields; and Joseph A. Zock. Mr. Zock and three full-time analysts serve as the Portfolio Management Team which selects the investments for the Fund. The Shields brothers and Mr. Zock have been affiliated with the Advisor since 1982. Mr. Zock is President of the Advisor and has been Vice President of Shields & Company, the distributor for the Fund, since 1982. The Advisor has been managing the Fund since its inception and has been providing investment advice to investment companies, individuals, corporations, pension and profit sharing plans, endowments, and other business and private accounts since 1982. The Advisor currently has approximately $700 million in assets under management.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund's daily average net assets at the annual rate of 1.00% of the first $100 million of the Fund's net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million. For the fiscal year ended November 30, 2003, the Advisor voluntarily waived all of its advisory fees.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, the Advisor has entered into an expense limitation agreement with the Trust, with respect to the Fund ("Expense Limitation Agreement"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 1.50% of the average daily net assets of the Institutional Shares of the Fund for the fiscal year ending November 30, 2004. It is expected that the Expense Limitation Agreement will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to the Expense Limitation Agreement, as defined in the Investment Company Act of 1940, as amended ("1940 Act"), and (ii) have no direct or indirect financial interest in the operation of this Expense Limitation Agreement. The Expense Limitation Agreement may also be terminated by the Advisor and the Trust at the end of the then current term upon not less than 90-days' notice to the other party as set forth in the Expense Limitation Agreement.

The Fund may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous five fiscal years,
provided  the  Fund  has  reached  a  sufficient   asset  size  to  permit  such
reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $10 million; (ii) the Fund's total annual expense ratio is less than the percentage limits stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers. Certain securities trades will be cleared through Shields & Company, a registered broker-dealer affiliate of the Advisor and the distributor of the Fund.

The 1940 Act generally prohibits the Fund from engaging in principal securities transactions with an affiliate of the Advisor. Thus, the Fund does not engage in principal transactions with any affiliate of the Advisor. The Fund has adopted procedures, under Rule 17e-1 under the 1940 Act, that are reasonably designed to provide that any brokerage commission the Fund pays to an affiliate of the Advisor does not exceed the usual and customary broker's commission. In addition, the Fund will adhere to Section 11(a) of Securities Exchange Act of 1934 and any applicable rules thereunder governing floor trading.


THE ADMINISTRATOR

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor to the Fund, and provides the Fund with other necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide such services to the Fund.


THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated later in the section entitled "Investing in the Fund", the Transfer Agent will handle your orders to purchase and redeem shares of the Fund and will disburse dividends paid by the Fund.

THE DISTRIBUTOR

Shields & Company ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or others.

Other Expenses. In addition to the management fees and Rule 12b-1 fees for the Investor Shares of the Fund, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its administrator, custodian, transfer agent, independent accountants, and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges; any proxy solicitors' fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

Institutional Shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Fund. The minimum initial investment is $250,000 and the minimum additional investment is $500 ($100 for those participating in the automatic investment plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.


PURCHASE AND REDEMPTION PRICE

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after tender. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

PURCHASING SHARES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker authorized designee, accepts the order. The orders will be priced at the Fund's net asset value next computed after the orders are received by the authorized broker or broker authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the "Capital Management Mid-Cap Fund - Institutional Shares," to:

             Capital Management Mid-Cap Fund
             Institutional Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or to add to an existing account by wire, please call the Fund at 1-888-626-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your financial institution use the following wire instructions:

             Wachovia Bank, N.A.
             Charlotte, North Carolina
             ABA # 053000219
             For the Capital Management Mid-Cap Fund - Institutional Shares Acct. # 2000000861878
             For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-888-626-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Exchange Feature. You may exchange shares of the Fund for shares of any other series of the Trust offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value plus the percentage difference between the sales charge applicable to those shares and any sales charge previously paid in connection with the shares being exchanged. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with prior notice.

Stock Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.


REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

             Capital Management Mid-Cap Fund
             Institutional Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include the following:

     (1) Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing, using the instructions above.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include the following:

     (1)  The name of the Fund and the designation of class (Institutional);
     (2)  Shareholder(s) name and account number;
     (3)  Number of shares or dollar amount to be redeemed;
     (4)  Instructions   for   transmittal   of   redemption   proceeds  to  the
          shareholder; and
     (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days in which your financial institution is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-888-626-3863. Redemption proceeds will only be sent to the financial institution account or person named in your account application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund or its agents to be genuine. The Fund or its agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund, however, will not be liable for any losses due to unauthorized or fraudulent instructions. The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $250,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $250,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 30-days' prior written notice. If the shareholder brings his account net asset value up to at least $250,000 during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Miscellaneous. The Fund reserves the right to (i) refuse to accept any request to purchase shares of the Fund for any reason; and (ii) suspend its offering of shares at any time.

                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The  following  information  is meant as a general  summary for U.S.  taxpayers.
Additional tax information appears in the Statement of Additional Information ("SAI"). Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Dividends paid by the Fund derived from net investment income, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash or are reinvested in additional Fund shares.

A particular distribution generally will be taxable as qualified dividend income, long-term capital gains or ordinary income. The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met. If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders. Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2004) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the prior 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Fund and have been audited by Deloitte & Touche LLP, independent auditors, whose report covering such years is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund at 1-888-626-3863.

                              Institutional Shares
                 (For a Share Outstanding Throughout Each Year)

------------------------------------------------------------------------------------------------------------------------------------
                                                                              For Fiscal Years ended November 30,
                                                                2003         2002           2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ........................ $     13.81   $     14.80   $     17.55   $     16.80   $     14.21

      Income (loss) from investment operations
           Net investment (loss) income ...................       (0.02)         0.03          0.04          0.09          0.03
           Net realized and unrealized gain (loss)
                  on investments...........................        2.48         (0.99)         0.09          1.99          2.58
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations ...........        2.46         (0.96)         0.13          2.08          2.61
                                                            -----------   -----------   -----------   -----------   -----------

      Less distributions to shareholders from
           Net investment income ..........................        0.00         (0.03)        (0.07)        (0.05)        (0.02)
           Net realized gain from investment transactions          0.00          0.00         (2.81)        (1.28)         0.00
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions ........................        0.00         (0.03)        (2.88)        (1.33)        (0.02)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of year .............................. $     16.27   $     13.81   $     14.80   $     17.55   $     16.80
                                                            ===========   ===========   ===========   ===========   ===========

Total return ..............................................       17.89 %       (6.49)%       (0.41)%       12.89 %       18.41 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year ............................. $ 8,938,673   $ 7,783,820   $ 7,358,919   $ 7,501,967   $ 5,796,478
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees...        2.79 %        2.72 %        2.85 %        1.87 %        2.81 %
           After expense reimbursements and waived fees....        1.50 %        1.50 %        1.50 %        1.50 %        1.50 %
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees...       (1.46)%       (0.99)%       (1.07)%        0.17 %       (1.07)%
           After expense reimbursements and waived fees....       (0.17)%        0.23 %        0.28 %        0.54 %        0.24 %

      Portfolio turnover rate .............................       83.42 %       48.46 %       66.38 %      105.27 %      114.00 %


                             ADDITIONAL INFORMATION
________________________________________________________________________________

                               CAPITAL MANAGEMENT
                                  MID-CAP FUND

                              INSTITUTIONAL SHARES

________________________________________________________________________________

Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund:

By telephone:       1-888-626-3863

By mail:            Capital Management Mid-Cap Fund
                    Institutional Shares
                    c/o NC Shareholder Services
                    116 South Franklin Street
                    Post Office Box 4365
                    Rocky Mount, NC  27803-0365

By e-mail:          info@ncfunds.com

On the Internet:    www.ncfunds.com

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                  Investment Company Act file number 811-08822

________________________________________________________________________________

                               CAPITAL MANAGEMENT
                                  MID-CAP FUND

                              INSTITUTIONAL SHARES
________________________________________________________________________________










                                   PROSPECTUS









                                 March 29, 2004

CUSIP Number 140296203                                       NASDAQ Symbol CMCIX
________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

                                 A series of the
                       Capital Management Investment Trust

                                 INVESTOR SHARES
________________________________________________________________________________

                                   PROSPECTUS
                                 March 29, 2004


The Capital Management Mid-Cap Fund ("Fund") seeks long-term capital appreciation. This prospectus relates to the Investor Shares. The Fund also offers an additional class of shares, Institutional Shares, which are offered by another prospectus.



                               Investment Advisor
                               ------------------

                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005

                                 1-888-626-3863




The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

THE FUND.......................................................................2
--------

   Investment Objective........................................................2
   Principal Investment Strategies.............................................2
   Principal Risks Of Investing In The Fund....................................2
   Bar Chart And Performance Table.............................................4
   Fees And Expenses Of The Fund...............................................6

MaNAGEMENT OF THE FUND.........................................................7
----------------------

   The Investment Advisor......................................................7
   The Administrator...........................................................8
   The Transfer Agent..........................................................8
   The Distributor.............................................................8

INVESTing IN THE FUND..........................................................9
---------------------

   Minimum Investment..........................................................9
   Purchase And Redemption Price...............................................9
   Purchasing Shares..........................................................12
   Redeeming Your Shares......................................................14

OTHER IMPORTANT INVESTMENT INFORMATION........................................17
--------------------------------------

   Dividends, Distributions, And Taxes........................................17
   Financial Highlights.......................................................19
   Additional Information.............................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The investment objective of the Capital Management Mid-Cap Fund is to seek long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Fund, which is a diversified separate investment portfolio of the Capital Management Investment Trust ("Trust"), pursues its investment objective by investing primarily in equity securities of medium-capitalization ("mid-cap") companies. The Fund considers a mid-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $1 billion to $12 billion.

The Fund's investments in mid-cap companies will be primarily in equity securities of such companies, such as common and preferred stock and securities convertible into common stock. The Fund intends to invest in a diversified group of mid-cap companies and will not concentrate its investments in any one industry or group.

Under normal market conditions, the Fund will invest at least 90% of its total assets in equity securities, of which at least 80% of its total assets will be invested in the equity securities of mid-cap companies. This investment policy may be changed without shareholder approval upon at least 60 days' prior written notice to the shareholders.

In selecting portfolio securities, the Fund's investment advisor, Capital Management Associates, Inc. ("Advisor"), uses various screens and proprietary models to produce a potential universe of over 1,700 companies. Then through fundamental research, the Advisor selects from that universe companies whose current share price is relatively undervalued. This process often includes visits with company management and contacts with industry experts and suppliers. Final investment decisions are made by the Advisor's Portfolio Management Team.


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks including the possible loss of some or all of the principal amount invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies. There can be no assurance that the Fund will be successful in meeting its investment objective.

Since the Fund may invest in both equity securities, concentrating on mid-cap company securities, and short-term investment instruments, the Fund has some exposure to the risks of both equity securities and short-term investment instruments.

Mid-Cap Securities

Investments in equity securities (i.e., common stocks and preferred stocks) are particularly subject to the risk of changing economic, stock market, industry, and company conditions which can adversely affect the value of the Fund's equity holdings.

Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of mid-cap companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth. These factors affect the Advisor's access to information about the companies and the stability of the markets for the companies' securities. Additionally, mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning mid-cap companies than for larger, more established companies. The Advisor's ability to choose suitable investments also has a significant impact on the ability of the Fund to achieve its investment objective.

Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

Short-Term Investments

As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may determine from time to time that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Fund may also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.

BAR CHART AND PERFORMANCE TABLE

The bar chart shown below provides an indication of the risks of investing in the Fund by showing (on a calendar year basis) changes in the Fund's performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.


[Bar Chart Here]

                              Calendar Year Returns
                                 Investor Shares
                              --------------------
                                1996  -  18.79 %
                                1997  -  36.38 %
                                1998  -  (7.70)%
                                1999  -  16.40 %
                                2000  -  10.90 %
                                2001  -  (0.72)%
                                2002  - (18.13)%
                                2003  -  29.31 %

  o During the 8-year period shown in the bar chart, the highest return for a calendar quarter was 23.47% (quarter ended December 31, 1998).
  o During the 8-year period shown in the bar chart, the lowest return for a calendar quarter was (25.74)% (quarter ended September 30, 1998).
  o The year-to-date return of the Fund as of the most recent calendar quarter was 29.31% (quarter ended December 31, 2003). o Sales loads are not reflected in the chart above. If these amounts were reflected, returns would be less than those shown.



The table shown below provides an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year and since inception compare to those of a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

------------------------------------------------------ ------------- -------------- ---------------
Average Annual Total Returns For The                      Past 1         Past 5         Since
Periods Ended December 31, 2003*                           Year           Year        Inception**
------------------------------------------------------ ------------- -------------- ---------------
Capital Management Mid-Cap Fund Investor Shares
     Before taxes                                          25.43%         5.65%          9.48%
     After taxes on distributions                          25.43%         4.39%          7.88%
     After taxes on distributions and sale of shares       16.53%         4.29%          7.47%
------------------------------------------------------ ------------- -------------- ---------------
S&P 500 Total Return Index***                              28.68%        (0.57)%        11.25%
------------------------------------------------------ ------------- -------------- ---------------
Russell Mid-Cap Value Index***                             38.07%         8.73%         13.92%
------------------------------------------------------ ------------- -------------- ---------------

   *      Maximum sales loads are reflected in the table above.

   ** April 7, 1995 for the Fund's Investor Shares and commencement of performance comparison for the S&P 500 Total Return Index. The commencement of performance comparison for the Russell Mid-Cap Value Index is April 30, 1995.

   *** The S&P 500 Total Return Index is the Standard & Poor's Composite Stock Price Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. The Russell Mid-Cap Value Index is a widely recognized unmanaged index of medium capitalization companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in these indices. These indices do not have an investment advisor and do not pay any commissions, expenses, or taxes. If the indices did pay commissions, expenses, or taxes, their returns would be lower.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Fund:

                      Shareholder Fees For Investor Shares
                    (fees paid directly from your investment)
                    -----------------------------------------

    Maximum Sales Charge (Load) Imposed On Purchases
        (as a percentage of offering price) ............................3.00%
    Redemption Fee
        (as a percentage of amount redeemed, if applicable).............None

               Annual Fund Operating Expenses For Investor Shares
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

    Management Fees.............................................1.00%
    Distribution and/or Service (12b-1) Fees....................0.75%
    Other Expenses..............................................1.80%
                                                                -----
        Total Annual Fund Operating Expenses............................3.55%*
        Fee Waiver and/or Expense Reimbursement........................(1.30%)
                                                                       -----
        Net Expenses....................................................2.25%
                                                                        =====

* "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Investor Shares of the Fund for the fiscal year ended November 30, 2003. The Advisor has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund
  Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1
  Plan) to not more than 1.50% of the Investor Shares average daily net assets for the fiscal year ending November 30, 2004. The contractual agreement may continue from year-to-year thereafter, provided such continuation is approved by the Board of Trustees. See the "Management of the Fund - Expense Limitation Agreement" section below for more detailed information.


Example. This example shows you the expenses you may pay over time by investing in the Investor Shares of the Fund. Since all funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other funds. The example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

------------------------ ------------ ------------- ------------- --------------
    Period Invested         1 Year       3 Years       5 Years       10 Years
------------------------ ------------ ------------- ------------- --------------
       Your Costs            $521        $1,239        $1,978         $3,921
------------------------ ------------ ------------- ------------- --------------

                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR

The Fund's Investment Advisor is Capital Management Associates, Inc., 140 Broadway, New York, New York 10005. The Advisor serves in that capacity pursuant to an advisory contract with the Trust on behalf of the Fund. Subject to the authority of the Board of Trustees of the Trust ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor manages the investment and reinvestment of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended. The Advisor, organized as a New York corporation in 1982, is controlled by its officers and directors, with the principal shareholders being J.V. Shields, Jr.; David V. Shields; and Joseph A. Zock. Mr. Zock and three full-time analysts serve as the Portfolio Management Team which selects the investments for the Fund. The Shields brothers and Mr. Zock have been affiliated with the Advisor since 1982. Mr. Zock is President of the Advisor and has been Vice President of Shields & Company, the distributor for the Fund, since 1982. The Advisor has been managing the Fund since its inception and has been providing investment advice to investment companies, individuals, corporations, pension and profit sharing plans, endowments, and other business and private accounts since 1982. The Advisor currently has approximately $700 million in assets under management.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund's daily average net assets at the annual rate of 1.00% of the first $100 million of the Fund's net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million. For the fiscal year ended November 30, 2003, the Advisor voluntarily waived all of its advisory fees.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, the Advisor has entered into an expense limitation agreement with the Trust, with respect to the Fund ("Expense Limitation Agreement"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts payable pursuant to a Rule 12b-1 Plan) are limited to 1.50% of the average daily net assets of the Investor Shares of the Fund for the fiscal year ending November 30, 2004. It is expected that the Expense Limitation Agreement will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to the Expense Limitation Agreement, as defined in the Investment Company Act of 1940, as amended ("1940 Act"), and (ii) have no direct or indirect financial interest in the operation of this Expense Limitation Agreement. The Expense Limitation Agreement may also be terminated by the Advisor and the Trust at the end of the then current term upon not less than 90-days' notice to the other party as set forth in the Expense Limitation Agreement.

The Fund may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous five fiscal years,
provided  the  Fund  has  reached  a  sufficient   asset  size  to  permit  such
reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $10 million; (ii) the Fund's total annual expense ratio is less than the percentage limits stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers. Certain securities trades will be cleared through Shields & Company, a registered broker-dealer affiliate of the Advisor and the distributor of the Fund.

The 1940 Act generally prohibits the Fund from engaging in principal securities transactions with an affiliate of the Advisor. Thus, the Fund does not engage in principal transactions with any affiliate of the Advisor. The Fund has adopted procedures, under Rule 17e-1 under the 1940 Act, that are reasonably designed to provide that any brokerage commission the Fund pays to an affiliate of the Advisor does not exceed the usual and customary broker's commission. In addition, the Fund will adhere to Section 11(a) of the Securities Exchange Act of 1934 and any applicable rules thereunder governing floor trading.


THE ADMINISTRATOR

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor to the Fund, and provides the Fund with other necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide such services to the Fund.


THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated later in the section entitled "Investing in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund and will disburse dividends paid by the Fund.


THE DISTRIBUTOR

Shields & Company ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or others.

Other Expenses. In addition to the management fees and Rule 12b-1 fees for the Investor Shares of the Fund, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its administrator, custodian, transfer agent, independent accountants, and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges; any proxy solicitors' fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.



                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

Investor Shares are sold subject to a sales charge of 3.00%, so that the term "offering price" includes the front-end sales load. Shares are redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any broker-dealer authorized to sell Fund shares.

The minimum initial investment is $2,500 ($1,000 for Individual Retirement Accounts ("IRAs"), Keogh Plans, 401(k) Plans, or purchases under the Uniform Transfer to Minors Act). The minimum additional investment is $500 ($100 for those participating in the automatic investment plan). The Fund may, in the Advisor's sole discretion, waive such minimum investment amounts.


PURCHASE AND REDEMPTION PRICE

Sales Charges

The public offering price of Investor Shares of the Fund equals net asset value plus a sales charge. The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:

--------------------------------------- --------------------- ----------------------- -----------------------------
                                                                                         Sales Dealers Discounts
                                           Sales Charge As       Sales Charge As             and Brokerage
       Amount of Transaction At            % of Net Amount         % of Public             Commissions as % of
        Public Offering Price                 Invested            Offering Price          Public Offering Price
--------------------------------------- --------------------- ----------------------- -----------------------------
          Less than $250,000                    3.09%                  3.00%                      2.80%
--------------------------------------- --------------------- ----------------------- -----------------------------
   $250,000 but less than $500,000              2.56%                  2.50%                      2.30%
--------------------------------------- --------------------- ----------------------- -----------------------------
           $500,000 or more                     2.04%                  2.00%                      1.80%
--------------------------------------- --------------------- ----------------------- -----------------------------

From time to time, dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated, or amended. The
Distributor, at its expense, may, from time to time, provide additional promotional incentives to dealers who sell Fund shares.

Reduced Sales Charges

Concurrent Purchases. For purposes of qualifying for a lower sales charge for Investor Shares, investors have the privilege of combining concurrent purchases of the Fund and any other series of the Trust affiliated with the Advisor and sold with a sales charge. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

Rights of Accumulation. The sales charge applicable to a current purchase of shares of the Fund by an investor is determined by adding the purchase price of shares to be purchased to the aggregate value (at current offering price) of shares of the funds previously purchased and then owned, provided the Distributor is notified by such person or his or her broker-dealer each time a purchase is made which would so qualify. For example, a person who is purchasing Investor Shares of the Fund with an aggregate value of $50,000 and who currently owns shares of the Fund with a value of $200,000 would pay a sales charge of 2.50% of the offering price on the new investment and 3.00% on the amount previously invested.

Letter of Intent. Sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated thirteen-month period by completing the "Letter of Intent" section of the Fund Shares Application. Information about the "Letter of Intent" procedure, including its terms, is contained in the Statement of Additional Information ("SAI").

Group Plans. Shares of the Fund may be sold at a reduced or eliminated sales charge to certain Group Plans under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by, its employees, members or participants. Information about such arrangements is available from the Distributor.

See the SAI for additional information on reduced sales charges.

Distribution of the Fund's Shares

For the Investor Shares of the Fund, the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's Investor Shares (this compensation is commonly referred to as "12b-1 fees"). Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales loads.

The Distribution Plan provides that the Fund will pay annually 0.75% of the average daily net assets of the Fund's Investor Shares for activities primarily intended to result in the sale of those shares, including reimbursing entities for providing distribution and shareholder servicing with respect to the Fund's Investor Shares. Such expenditures, paid as service fees to any person who sells

Investor Shares, may not exceed 0.25% of the Investor Shares' average annual net asset value.

The Distribution Plan is known as a "compensation" plan because payments are made for services rendered to the Fund with respect to Investor Shares regardless of the level of expenditures made by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and concerning their annual consideration of the Distribution Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing to prospective investors of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports with respect to the Investor Shares of the Fund; (b) those relating to the development, preparation, printing, and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to the Investor Shares of the Fund; (c) holding seminars and sales meetings designed to promote the distribution of the Fund's Investor Shares; (d) obtaining information and providing explanations to wholesale and retail distributors of the Fund's investment objectives and policies and other information about the Fund; (e) training sales personnel regarding the Investor Shares of the Fund; and (f) financing any other activity that the Distributor determines is primarily intended to result in the sale of Investor Shares. The Distributor may also use a portion of the 12b-1 fees received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the sale of Investor Shares.

Additional Information

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after tender. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.


PURCHASING SHARES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker authorized designee, accepts the order. The orders will be priced at the Fund's net asset value next computed after the orders are received by the authorized broker or broker authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the "Capital Management Mid-Cap Fund - Investor Shares," to:

             Capital Management Mid-Cap Fund
             Investor Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or to add to an existing account by wire, please call the Fund at 1-888-626-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your financial institution use the following wire instructions:

             Wachovia Bank, N.A.
             Charlotte, North Carolina
             ABA # 053000219
             For the Capital Management Mid-Cap Fund - Investor Shares Acct. # 2000000861878
             For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-888-626-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Exchange Feature. You may exchange shares of the Fund for shares of any other series of the Trust offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value plus the percentage difference between the sales charge applicable to those shares and any sales charge previously paid in connection with the shares being exchanged. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with prior notice.

Stock Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.


REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

             Capital Management Mid-Cap Fund
             Investor Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include the following:

     (1) Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing, using the instructions above.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include the following:

     (1)  The name of the Fund and the designation of class (Investor);
     (2)  Shareholder(s) name and account number;
     (3)  Number of shares or dollar amount to be redeemed;
     (4)  Instructions   for   transmittal   of   redemption   proceeds  to  the
          shareholder; and
     (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days in which your financial institution is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-888-626-3863. Redemption proceeds will only be sent to the financial institution account or person named in your account application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund or its agents to be genuine. The Fund or its agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund, however, will not be liable for any losses due to unauthorized or fraudulent instructions. The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $10,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $1,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 30-days' prior written notice. If the shareholder brings his account net asset value up to at least $1,000 during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Miscellaneous. The Fund reserves the right to (i) refuse to accept any request to purchase shares of the Fund for any reason; and (ii) suspend its offering of shares at any time.

                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------


DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Dividends paid by the Fund derived from net investment income, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash or are reinvested in additional Fund shares.

A particular distribution generally will be taxable as qualified dividend income, long-term capital gains or ordinary income. The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met. If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders. Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2004) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the prior 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Fund and have been audited by Deloitte & Touche LLP, independent auditors, whose report covering such years is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund at 1-888-626-3863.

                                 Investor Shares
                 (For a Share Outstanding Throughout each Year)

------------------------------------------------------------------------------------------------------------------------------------
                                                                              For Fiscal Years ended November 30,
                                                                2003          2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ........................ $     13.26   $     14.26   $     17.04   $     16.41   $     13.96

      Income (loss) from investment operations
           Net investment loss ............................       (0.13)        (0.08)        (0.07)        (0.04)        (0.11)
           Net realized and unrealized gain (loss)
                  on investments...........................        2.38         (0.92)         0.10          1.95          2.56
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations ...........        2.25         (1.00)         0.03          1.91          2.45
                                                            -----------   -----------   -----------   -----------   -----------

      Less distributions to shareholders from
           Net realized gain from investment transactions          0.00          0.00         (2.81)        (1.28)         0.00
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of year .............................. $     15.51   $     13.26   $     14.26   $     17.04   $     16.41
                                                            ===========   ===========   ===========   ===========   ===========

Total return*..............................................       16.97 %       (7.01)%       (1.18)%       12.17 %       17.55 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year ............................. $   493,949   $   549,475   $   716,363   $   786,435   $ 1,031,661
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees...        3.55 %        3.48 %        3.60 %        2.63 %        3.56 %
           After expense reimbursements and waived fees....        2.25 %        2.25 %        2.25 %        2.25 %        2.25 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees...       (2.21)%       (1.74)%       (1.81)%       (0.57)%       (1.82)%
           After expense reimbursements and waived fees....       (0.92)%       (0.51)%       (0.46)%       (0.19)%       (0.51)%

      Portfolio turnover rate .............................       83.42 %       48.46 %       66.38 %      105.27 %      114.00 %

*Total return does not reflect payment of a sales charge.

                             ADDITIONAL INFORMATION
________________________________________________________________________________

                               CAPITAL MANAGEMENT
                                  MID-CAP FUND

                                 INVESTOR SHARES
________________________________________________________________________________

Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund:

By telephone:       1-888-626-3863

By mail:            Capital Management Mid-Cap Fund
                    Investor Shares
                    c/o NC Shareholder Services
                    116 South Franklin Street
                    Post Office Box 4365
                    Rocky Mount, NC  27803-0365

By e-mail:          info@ncfunds.com

On the Internet:    www.ncfunds.com



Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



                  Investment Company Act file number 811-08822

________________________________________________________________________________

                               CAPITAL MANAGEMENT
                                  MID-CAP FUND

                                 INVESTOR SHARES
________________________________________________________________________________










                                   PROSPECTUS









                                 March 29, 2004

CUSIP Number 140296609                                      NASDAQ Symbol CMSSX
________________________________________________________________________________

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                                 A series of the
                       Capital Management Investment Trust

                              INSTITUTIONAL SHARES
________________________________________________________________________________

                                   PROSPECTUS
                                 March 29, 2004



The Capital Management Small-Cap Fund ("Fund") seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. In seeking to achieve its objective, the Fund will invest primarily in equity securities of small-capitalization companies.




                               Investment Advisor
                               ------------------

                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005

                                 1-888-626-3863




The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----

THE FUND.......................................................................2
--------

      Investment Objective.....................................................2
      Principal Investment Strategies..........................................2
      Principal Risks Of Investing In The Fund.................................2
      Performance Information..................................................4
      Fees And Expenses Of The Fund............................................5

MANAGEMENT OF THE FUND.........................................................6
----------------------

      The Investment Advisor...................................................6
      The Administrator........................................................7
      The Transfer Agent.......................................................7
      The Distributor..........................................................7

INVESTING IN THE FUND..........................................................8
---------------------

      Minimum Investment.......................................................8
      Purchase And Redemption Price............................................8
      Purchasing Shares........................................................9
      Redeeming Your Shares...................................................11

OTHER IMPORTANT INVESTMENT INFORMATION........................................14
--------------------------------------

      Dividends, Distributions, And Taxes.....................................14
      Financial Highlights....................................................15
      Additional Information..........................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The investment objective of the Capital Management Small-Cap Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.


PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities of small-capitalization ("small-cap") companies. The Fund considers a small-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $100 million to $1 billion.

The Fund's investments in small-cap companies will be primarily in equity securities of such companies, such as common and preferred stock and securities convertible into common stock. The Fund intends to invest in a diversified group of small-cap companies and will not concentrate its investments in any one industry or group.

Under normal market conditions, the Fund will invest at least 90% of its total assets in equity securities, of which at least 80% of its total assets will be invested in the equity securities of small-cap companies. This investment policy may be changed without shareholder approval upon at least 60 days' prior written notice to shareholders.

In selecting portfolio securities, the Fund's investment advisor, Capital Management Associates, Inc. ("Advisor"), uses various screens and proprietary models to produce a potential universe of over 3,500 companies. Then through fundamental research, the Advisor selects from that universe companies whose current share price is relatively undervalued. This process often includes visits with company management and contacts with industry experts and suppliers. Final investment decisions are made by the Advisor's Portfolio Management Team.


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies.

Investing in the securities of small-cap companies generally involves substantially greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of small-cap companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because small-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that small-cap companies often have limited product lines, markets, or financial resources and may lack management depth. Additionally, small-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies. Small-cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor's access to information about the companies and the stability of the markets for the companies' securities. Small-cap companies may be more vulnerable than larger companies to adverse business or economic developments.

Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed, and the prices of the companies' shares could dramatically decline in value. Therefore, an investment in the Fund may involve a substantially greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies. The Advisor's ability to choose suitable investments also has a significant impact on the ability of the Fund to achieve its investment objective.

As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may determine from time to time that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Fund may also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.

PERFORMANCE INFORMATION

The bar chart shown below provides an indication of the risks of investing in the Fund by showing (on a calendar year basis) changes in the Fund's performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART HERE]

                             Calendar Year Returns
                              Institutional Shares
                              --------------------
                                 2000 - 12.44 %
                                 2001 - (8.44)%
                                 2002 - (7.23)%
                                 2003 - 33.28 %

  o During the 4-year period shown in the bar chart, the highest return for a calendar quarter was 19.45% (quarter ended June 30, 2003).
  o During the 4-year period shown in the bar chart, the lowest return for a calendar quarter was (22.55)% (quarter ended September 30, 2001).
  o The year-to-date return of the Fund as of the most recent calendar quarter was 33.28% (quarter ended December 31, 2003).

The table shown below provides an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year and since inception compare to those of a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

------------------------------------------------------ ------------ ------------
Average Annual Total Returns For The                       Past        Since
Periods Ended December 31, 2003                           1 Year     Inception*
------------------------------------------------------ ------------ ------------
Capital Management Small-Cap Fund Institutional Shares
     Before taxes                                         33.28%       11.21%
     After taxes on distributions                         32.79%        9.44%
     After taxes on distributions and sale of shares      21.63%        8.59%
------------------------------------------------------ ------------ ------------
S&P 600 Small-Cap Index**                                 38.77%        9.83%
------------------------------------------------------ ------------ ------------

*  January 12, 1999 was the commencement of operations for the Fund.
** The S&P 600 Small-Cap Index is the Standard & Poor's Composite Index of 600 small-cap stocks and is a widely recognized, unmanaged index of common stock prices. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund:

                    Shareholder Fees For Institutional Shares
                    (fees paid directly from your investment)
                    -----------------------------------------
      Maximum Sales Charge (Load) Imposed On Purchases
          (as a percentage of offering price) ...........................None
      Redemption Fee
          (as a percentage of amount redeemed, if applicable)............None

             Annual Fund Operating Expenses For Institutional Shares
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

      Management Fees............................................1.00%
      Distribution and/or Service (12b-1) Fees...................None
      Other Expenses.............................................7.06%
                                                                 -----
          Total Annual Fund Operating Expenses...........................8.06%*
          Fee Waiver and/or Expense Reimbursement.......................(6.56%)
                                                                         -----
          Net Expenses...................................................1.50%
                                                                         =====

  * "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Institutional Shares of the Fund for the fiscal year ended November 30, 2003. The Advisor has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.50% of the Institutional Shares average daily net assets for the fiscal year ending November 30, 2004. The contractual agreement may continue from year-to-year thereafter, provided such continuation is approved by the Board of Trustees. See the "Management of the Fund
       - Expense Limitation Agreement" section below for more detailed information.

Example: This example shows you the expenses you may pay over time by investing in Institutional Shares of the Fund. Since all funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other funds. The example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

----------------------- ------------ -------------- ------------- -------------
    Period Invested        1 Year       3 Years        5 Years       10 Years
----------------------- ------------ -------------- ------------- -------------
      Your Costs            $153        $1,770          $3,291        $6,702
----------------------- ------------ -------------- ------------- -------------

                          MANAGEMENT OF THE FUND
                          ----------------------

THE INVESTMENT ADVISOR

The Fund's investment advisor is Capital Management Associates, Inc., 140 Broadway, New York, New York 10005. The Advisor serves in that capacity pursuant to an advisory contract with the Trust on behalf of the Fund. Subject to the authority of the Board of Trustees of the Trust ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor manages the investment and reinvestment of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended. The Advisor, organized as a New York corporation in 1982, is controlled by its officers and directors, with the principal shareholders being J.V. Shields, Jr.; David V. Shields; and Joseph A. Zock. Mr. Zock and three full-time analysts serve as the Portfolio Management Team which selects the investments for the Fund. The Shields brothers and Mr. Zock have been affiliated with the Advisor since 1982. Mr. Zock is President of the Advisor and has been Vice President of Shields & Company, the distributor for the Fund, since 1982. The Advisor has been managing the Fund since its inception and has been providing investment advice to investment companies, individuals, corporations, pension and profit sharing plans, endowments, and other business and private accounts since 1982. The Advisor currently has approximately $700 million in assets under management.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund's daily average net assets at the annual rate of 1.00% of the first $100 million of the Fund's net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million. For the fiscal year ended November 30, 2003, the Advisor voluntarily waived all of its advisory fees.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, the Advisor has entered into an expense limitation agreement with the Trust, with respect to the Fund ("Expense Limitation Agreement"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 1.50% of the average daily net assets of the Institutional Shares of the Fund for the fiscal year to end November 30, 2004. It is expected that the Expense Limitation Agreement will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to this Expense Limitation Agreement, as defined in the Investment Company Act of 1940, as amended ("1940 Act"), and (ii) have no direct or indirect financial interest in the operation of this Expense Limitation Agreement. The Expense Limitation Agreement may also be terminated by the Advisor and the Trust at the end of the then current term upon not less than 90-days' notice to the other party as set forth in the Expense Limitation Agreement.

The Fund may at a later date reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous five fiscal years,
provided  the  Fund  has  reached  a  sufficient   asset  size  to  permit  such
reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $10 million; (ii) the Fund's total annual expense ratio is less than the percentage limits stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers. Certain securities trades will be cleared through Shields & Company, a registered broker-dealer affiliate of the Advisor and the distributor of the Fund.

The 1940 Act generally prohibits the Fund from engaging in principal securities transactions with an affiliate of the Advisor. Thus, the Fund does not engage in principal transactions with any affiliate of the Advisor. The Fund has adopted procedures, under Rule 17e-1 under the 1940 Act, that are reasonably designed to provide that any brokerage commission the Fund pays to an affiliate of the Advisor does not exceed the usual and customary broker's commission. In addition, the Fund will adhere to Section 11(a) of the Securities Exchange Act of 1934 and any applicable rules thereunder governing floor trading.


THE ADMINISTRATOR

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor to the Fund, and provides the Fund with other necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide such services to the Fund.


THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated later in the section of this Prospectus entitled "Investing in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund and will disburse dividends paid by the Fund.


THE DISTRIBUTOR

Shields & Company is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares. Shields & Company may sell the Fund's shares to or through qualified securities dealers or others.

Other Expenses. In addition to the management fees and Rule 12b-1 fees for the Investor Shares of the Fund, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its administrator, custodian, transfer agent, independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges; any proxy solicitors' fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.


                             INVESTING IN THE FUND
                             ---------------------

MINIMUM INVESTMENT

Institutional Shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Fund. The minimum initial investment is $250,000 and the minimum additional investment is $500 ($100 for those participating in the automatic investment plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.


PURCHASE AND REDEMPTION PRICE

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after tender. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists.

Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.


PURCHASING SHARES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker authorized designee, accepts the order. The orders will be priced at the Fund's net asset value next computed after the orders are received by the authorized broker or broker authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the "Capital Management Small-Cap Fund - Institutional Shares," to:

             Capital Management Small-Cap Fund
             Institutional Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain Internal Revenue Service ("IRS") requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-888-626-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your financial institution use the following wire instructions:

             Wachovia Bank, N.A.
             Charlotte, North Carolina
             ABA # 053000219
             For the Capital Management Small-Cap Fund - Institutional Shares Acct. # 2000001292938
             For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-888-626-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Exchange Feature. You may exchange shares of the Fund for shares of any other series of the Trust offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value plus the percentage difference between the sales charge applicable to those shares and any sales charge previously paid in connection with the shares being exchanged. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with prior notice.

Stock Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for, among other things, the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.


REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

             Capital Management Small-Cap Fund
             Institutional Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include the following:

     (1) Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing, using the instructions above.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include the following:

     (1)  Designation of class (Institutional);
     (2)  Shareholder(s) name and account number;
     (3)  Number of shares or dollar amount to be redeemed;
     (4)  Instructions   for   transmittal   of   redemption   proceeds  to  the
          shareholder; and
     (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days in which your financial institution is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund, in its discretion, may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-888-626-3863. Redemption proceeds will only be sent to the financial institution account or person named in your account application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund or its agents to be genuine. The Fund or its agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund, however, will not be liable for any losses due to unauthorized or fraudulent instructions. The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $250,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $250,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 30-days' prior written notice. If the shareholder brings his account net asset value up to at least $250,000 during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Miscellaneous. The Fund reserves the right to (i) refuse to accept any request to purchase shares of the Fund for any reason; and (ii) suspend its offering of shares at any time.

                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------


DIVIDENDS, DISTRIBUTIONS, AND TAXES

The  following  information  is meant as a general  summary for U.S.  taxpayers.
Additional tax information appears in the Statement of Additional Information ("SAI"). Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Dividends paid by the Fund derived from net investment income, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash or are reinvested in additional Fund shares.

A particular distribution generally will be taxable as qualified dividend income, long-term capital gains, or ordinary income. The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met. If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders. Taxable dividends paid by a Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2004) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since the Fund's commencement of operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Fund and have been audited by Deloitte & Touche LLP, independent auditors, whose report covering such years and period is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund at 1-888-626-3863.

                              Institutional Shares
                (For a Share Outstanding Throughout Each Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Years ended November 30,
                                                                2003          2002          2001          2000        1999 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...................... $     12.12   $     11.88   $     13.06   $     13.91   $     10.99

      Income (loss) from investment operations
           Net investment (loss) income ...................       (0.04)        (0.02)         0.02          0.03         (0.01)
           Net realized and unrealized gain (loss)
                  on investments...........................        3.01          0.26         (0.40)         1.06          2.93
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations ...........        2.97          0.24         (0.38)         1.09          2.92
                                                            -----------   -----------   -----------   -----------   -----------

      Less Distributions to shareholders from
           Net investment income ..........................        0.00          0.00         (0.03)         0.00          0.00
           Net realized gain from investment transactions          0.00          0.00         (0.77)        (1.94)         0.00
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions ........................        0.00          0.00         (0.80)        (1.94)         0.00
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ............................ $     15.09   $     12.12   $     11.88   $     13.06   $     13.91
                                                            ===========   ===========   ===========   ===========   ===========

Total return ..............................................       24.50 %        2.02 %       (3.61)%        8.51 %       26.57 %(b)
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period ........................... $ 2,714,594   $ 1,230,524   $   308,206   $   488,093   $   158,754
                                                            ===========   ===========   ===========   ===========   ===========

Ratio of expenses to average net assets
     Before expense reimbursements and waived fees.........        8.06 %       21.46 %       30.23 %       24.48 %       55.71 %(c)
     After expense reimbursements and waived fees..........        1.50 %        1.50 %        1.50 %        1.50 %        1.50 %(c)

Ratio of net investment (loss) income to average net assets
     Before expense reimbursements and waived fees.........       (6.93)%      (20.25)%      (28.55)%      (22.72)%      (54.36)%(c)
     After expense reimbursements and waived fees..........       (0.37)%       (0.29)%        0.18 %        0.27 %       (0.15)%(c)

Portfolio turnover rate ...................................       61.51 %       29.61 %       61.84 %      131.47 %      145.58 %

(a)  For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.
(b)  Not annualized.
(c)  Annualized.

                             ADDITIONAL INFORMATION

________________________________________________________________________________

                               CAPITAL MANAGEMENT
                                 SMALL-CAP FUND

                              INSTITUTIONAL SHARES
________________________________________________________________________________

Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund:

By telephone:       1-888-626-3863

By mail:            Capital Management Small-Cap Fund
                    Institutional Shares
                    c/o NC Shareholder Services
                    116 South Franklin Street
                    Post Office Box 4365
                    Rocky Mount, NC  27803-0365

By e-mail:          info@ncfunds.com

On the Internet:    www.ncfunds.com

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


                  Investment Company Act file number 811-08822

________________________________________________________________________________

                               CAPITAL MANAGEMENT
                                 SMALL-CAP FUND

                              INSTITUTIONAL SHARES
________________________________________________________________________________









                                   PROSPECTUS









                                 March 29, 2004

CUSIP Number 140296500                                       NASDAQ Symbol CMSVX
________________________________________________________________________________

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                                 A series of the
                       Capital Management Investment Trust

                                 INVESTOR SHARES
________________________________________________________________________________

                                   PROSPECTUS
                                 March 29, 2004



The Capital Management Small-Cap Fund ("Fund") seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. In seeking to achieve its objective, the Fund will invest primarily in equity securities of small-capitalization companies.



                               Investment Advisor
                               ------------------

                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005

                                 1-888-626-3863






The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----

THE FUND.......................................................................2
--------

   Investment Objective........................................................2
   Principal Investment Strategies.............................................2
   Principal Risks Of Investing In The Fund....................................2
   Performance Information.....................................................4
   Fees And Expenses Of The Fund...............................................5

MANAGEMENT OF THE FUND.........................................................6
----------------------

   The Investment Advisor......................................................6
   The Administrator...........................................................7
   The Transfer Agent..........................................................7
   The Distributor.............................................................8

INVESTING IN THE FUND..........................................................8
---------------------

   Minimum Investment..........................................................8
   Purchase And Redemption Price...............................................9
   Purchasing Shares..........................................................12
   Redeeming Your Shares......................................................14

OTHER IMPORTANT INVESTMENT INFORMATION........................................17
--------------------------------------

   Dividends, Distributions, And Taxes........................................17
   Financial Highlights.......................................................17
   Additional Information.............................................Back Cover

                                    THE FUND
                                    --------


INVESTMENT OBJECTIVE

The investment objective of the Capital Management Small-Cap Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.


PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities of small-capitalization ("small-cap") companies. The Fund considers a small-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $100 million to $1 billion.

The Fund's investments in small-cap companies will be primarily in equity securities of such companies, such as common and preferred stock and securities convertible into common stock. The Fund intends to invest in a diversified group of small-cap companies and will not concentrate it investments in any one industry or group.

Under normal market conditions, the Fund will invest at least 90% of its total assets in equity securities, of which at least 80% of its total assets will be invested in the equity securities of small-cap companies. This investment policy may be changed without shareholder approval upon at least 60 days' prior written notice to the shareholders.

In selecting portfolio securities, the Fund's investment advisor, Capital Management Associates, Inc. ("Advisor"), uses various screens and proprietary models to produce a potential universe of over 3,500 companies. Then through fundamental research, the Advisor selects from that universe companies whose current share price is relatively undervalued. This process often includes visits with company management and contacts with industry experts and suppliers. Final investment decisions are made by the Advisor's Portfolio Management Team.


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies.

Investing in the securities of small-cap companies generally involves substantially greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of small-cap companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because small-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that small-cap companies often have limited product lines, markets, or financial resources and may lack management depth. Additionally, small-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies. Small-cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor's access to information about the companies and the stability of the markets for the companies' securities. Small-cap companies may be more vulnerable than larger companies to adverse business or economic developments.

Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed, and the prices of the companies' shares could dramatically decline in value. Therefore, an investment in the Fund may involve a substantially greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies. The Advisor's ability to choose suitable investments also has a significant impact on the ability of the Fund to achieve its investment objective.

As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may determine from time to time that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Fund may also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.

PERFORMANCE INFORMATION

The bar chart shown below provides an indication of the risks of investing in the Fund by showing (on a calendar year basis) changes in the Fund's performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART HERE]

                             Calendar Year Returns
                                Investor Shares
                                ---------------

                                 2000 - 11.65 %
                                 2001 - (8.97)%
                                 2002 - (7.21)%
                                 2003 - 33.04 %

  o During the 4-year period shown in the bar chart, the highest return for a calendar quarter was 19.17% (quarter ended June 30, 2003).
  o During the 4-year period shown in the bar chart, the lowest return for a calendar quarter was (22.70)% (quarter ended September 30, 2001).
  o The year-to-date return of the Fund as of the most recent calendar quarter was 33.04% (quarter ended December 31, 2003).
  o Sales loads are not reflected in the chart above. If these amounts were reflected, returns would be less than those shown.

The table shown below provides an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year and since inception compare to those of a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

----------------------------------------------------- ------------ -----------
Average Annual Total Returns For The                      Past       Since
Periods Ended December 31, 2003*                         1 Year    Inception**
----------------------------------------------------- ------------ -----------
Capital Management Small-Cap Fund Investor Shares
     Before taxes                                        29.05%      10.05%
     After taxes on distributions                        28.56%       8.30%
     After taxes on distributions and sale of shares     18.88%       7.57%
----------------------------------------------------- ------------ -----------
S&P 600 Small-Cap Index***                               38.77%       9.83%
----------------------------------------------------- ------------ -----------

* Maximum sales loads are reflected in the table for the Investor Shares of the Fund.
** January 12, 1999 was the commencement of operations for the Fund.
***The S&P 600 Small-Cap Index is the Standard & Poor's Composite Index of 600 small-cap stocks and is a widely recognized, unmanaged index of common stock prices. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Fund:

                      Shareholder Fees For Investor Shares
                    (fees paid directly from your investment)
                    -----------------------------------------

    Maximum Sales Charge (Load) Imposed On Purchases
        (as a percentage of offering price) ..........................3.00%
    Redemption Fee
          (as a percentage of amount redeemed, if applicable).........None

               Annual Fund Operating Expenses For Investor Shares
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

    Management Fees...........................................1.00%
    Distribution and/or Service (12b-1) Fees..................0.75%
    Other Expenses............................................6.50%
                                                              -----
        Total Annual Fund Operating Expenses..........................8.25%*
        Fee Waiver and/or Expense Reimbursement......................(6.00%)
                                                                      -----
        Net Expenses..................................................2.25%
                                                                      =====

   * "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Investor Shares of the Fund for the fiscal year ended November 30, 2003. The Advisor has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.50% of the Investor Shares average daily net assets for the fiscal year ending November 30, 2004. The contractual agreement may continue from year-to-year thereafter, provided such continuation is approved by the Board of Trustees. See the "Management of the Fund - Expense Limitation Agreement" section below for more detailed information.

Example: This example shows you the expenses you may pay over time by investing in the Fund. Since all funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other funds. The example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

---------------------- ------------ ------------- ------------- --------------
   Period Invested        1 Year       3 Years       5 Years       10 Years
---------------------- ------------ ------------- ------------- --------------
      Your Costs           $521         $2,113         $3,602        $6,923
---------------------- ------------ ------------- ------------- --------------

                             MANAGEMENT OF THE FUND
                             ----------------------


THE INVESTMENT ADVISOR

The Fund's investment advisor is Capital Management Associates, Inc., 140 Broadway, New York, New York 10005. The Advisor serves in that capacity pursuant to an advisory contract with the Trust on behalf of the Fund. Subject to the authority of the Board of Trustees of the Trust ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor manages the investment and reinvestment of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended. The Advisor, organized as a New York corporation in 1982, is controlled by its officers and directors, with the principal shareholders being J.V. Shields, Jr.; David V. Shields; and Joseph A. Zock. Mr. Zock and three full-time analysts serve as the Portfolio Management Team which selects the investments for the Fund. The Shields brothers and Mr. Zock have been affiliated with the Advisor since 1982. Mr. Zock is President of the Advisor and has been Vice President of Shields & Company, the distributor for the Fund, since 1982. The Advisor has been managing the Fund since its inception and has been providing investment advice to investment companies, individuals, corporations, pension and profit sharing plans, endowments, and other business and private accounts since 1982. The Advisor currently has approximately $700 million in assets under management.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund's daily average net assets at the annual rate of 1.00% of the first $100 million of the Fund's net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million. For the fiscal year ended November 30, 2003, the Advisor voluntarily waived all of its advisory fees.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, the Advisor has entered into an expense limitation agreement with the Trust, with respect to the Fund ("Expense Limitation Agreement"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 1.50% of the average daily net assets of the Investor Shares of the Fund for the fiscal year to end November 30, 2004. It is expected that the Expense Limitation Agreement will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to this Expense Limitation Agreement, as defined in the Investment Company Act of 1940, as amended ("1940 Act"), and (ii) have no direct or indirect financial interest in the operation of this Expense Limitation Agreement. The Expense Limitation Agreement may also be terminated by the Advisor and the Trust at the end of the then current term upon not less than 90-days' notice to the other party as set forth in the Expense Limitation Agreement.

The Fund may at a later date reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous five fiscal years,
provided  the  Fund  has  reached  a  sufficient   asset  size  to  permit  such
reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $10 million; (ii) the Fund's total annual expense ratio is less than the percentage limits stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers. Certain securities trades will be cleared through Shields & Company, a registered broker-dealer affiliate of the Advisor and the distributor of the Fund.

The 1940 Act generally prohibits the Fund from engaging in principal securities transactions with an affiliate of the Advisor. Thus, the Fund does not engage in principal transactions with any affiliate of the Advisor. The Fund has adopted procedures, under Rule 17e-1 under the 1940 Act, that are reasonably designed to provide that any brokerage commission the Fund pays to an affiliate of the Advisor does not exceed the usual and customary broker's commission. In addition, the Fund will adhere to Section 11(a) of the Securities Exchange Act of 1934 and any applicable rules thereunder governing floor trading.


THE ADMINISTRATOR

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor to the Fund, and provides the Fund with other necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide such services to the Fund.


THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated later in the section of this Prospectus entitled "Investing in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund and will disburse dividends paid by the Fund.

THE DISTRIBUTOR

Shields & Company ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or others.

Other Expenses. In addition to the management fees and Rule 12b-1 fees for the Investor Shares of the Fund, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its administrator, custodian, transfer agent, independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.



                              INVESTING IN THE FUND
                              ---------------------


MINIMUM INVESTMENT

Investor Shares are sold subject to a maximum sales charge of 3.00%, so that the term "offering price" includes the front-end sales load. Shares are redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any broker-dealer authorized to sell Fund shares.

The minimum initial investment is $2,500 ($1,000 for Individual Retirement Accounts ("IRAs"), Keogh Plans, 401(k) Plans, or purchases under the Uniform Transfer to Minors Act). The minimum additional investment is $500 ($100 for those participating in the automatic investment plan). The Fund may, in the Advisor's sole discretion, waive such minimum investment amounts.

PURCHASE AND REDEMPTION PRICE

Sales Charges

The public offering price of Investor Shares of the Fund equals net asset value plus a sales charge. The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:

----------------------------------------- --------------------- ----------------------- ----------------------------------
                                             Sales Charge As       Sales Charge As         Sales Dealers Discounts and
    Amount of Transaction At Public          % of Net Amount      of Public Offering         Brokerage Commissions as
             Offering Price                     Invested               Price               % of Public Offering Price
----------------------------------------- --------------------- ----------------------- ----------------------------------
           Less than $250,000                     3.09%                 3.00%                         2.80%
----------------------------------------- --------------------- ----------------------- ----------------------------------
    $250,000 but less than $500,000               2.56%                 2.50%                         2.30%
----------------------------------------- --------------------- ----------------------- ----------------------------------
            $500,000 or more                      2.04%                 2.00%                         1.80%
----------------------------------------- --------------------- ----------------------- ----------------------------------

From time to time, dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated, or amended. The
Distributor, at its expense, may, from time to time, provide additional promotional incentives to dealers who sell Fund shares.

Reduced Sales Charges

Concurrent Purchases. For purposes of qualifying for a lower sales charge for Investor Shares, investors have the privilege of combining concurrent purchases of the Fund and any other series of the Trust affiliated with the Advisor and sold with a sales charge. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

Rights of Accumulation. The sales charge applicable to a current purchase of shares of the Fund by an investor is determined by adding the purchase price of shares to be purchased to the aggregate value (at current offering price) of shares of the funds previously purchased and then owned, provided the Distributor is notified by such person or his or her broker-dealer each time a purchase is made which would so qualify. For example, a person who is purchasing Investor Shares of the Fund with an aggregate value of $50,000 and who currently owns shares of the Fund with a value of $200,000 would pay a sales charge of 2.50% of the offering price on the new investment and 3.00% on the amount previously invested.

Letter of Intent. Sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated thirteen-month period by completing the "Letter of Intent" section of the Fund Shares Application. Information about the "Letter of Intent" procedure, including its terms, is contained in the Statement of Additional Information ("SAI").

Group Plans. Shares of the Funds may be sold at a reduced or eliminated sales charge to certain Group Plans under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by, its employees, members, or participants. Information about such arrangements is available from the Distributor.

See the SAI for additional information on reduced sales charges.

Distribution of the Fund's Shares

For the Investor Shares of the Fund, the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Distributor, for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's Investor Shares (this compensation is commonly referred to as "12b-1 fees"). Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales loads.

The Distribution Plan provides that the Fund may pay annually up to 0.75% of the average daily net assets of the Fund's Investor Shares for activities primarily intended to result in the sale of those shares, including reimbursing entities for providing distribution and shareholder servicing with respect to the Fund's Investor Shares. Such expenditures, paid as service fees to any person who sells Investor Shares, may not exceed 0.25% of the Investor Shares' average annual net asset value.

The Distribution Plan is known as a "compensation" plan because payments are made for services rendered to the Fund with respect to Investor Shares regardless of the level of expenditures made by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and concerning their annual consideration of the Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing to prospective investors of Fund prospectuses, statements of additional information, any supplements thereto, and shareholder reports with respect to the Investor Shares of the Fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to the Investor Shares of the Fund; (c) holding seminars and sales meetings designed to promote the distribution of the Fund's Investor Shares; (d) obtaining information and providing explanations to wholesale and retail distributors of the Fund's investment objectives and policies and other information about the Fund; (e) training sales personnel regarding the Investor Shares of the Fund; and (f) financing any other activity that the Distributor determines is primarily intended to result in the sale of Investor Shares. The Distributor may also use a portion of the 12b-1 fees received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the sale of Investor Shares.

Additional Information

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after tender. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

PURCHASING SHARES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker authorized designee, accepts the order. The orders will be priced at the Fund's net asset value next computed after the orders are received by the authorized broker or broker authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the "Capital Management Small-Cap Fund - Investor Shares," to:

             Capital Management Small-Cap Fund
             Investor Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain Internal Revenue Service ("IRS") requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or to add to an existing account by wire, please call the Fund at 1-888-626-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your financial institution use the following wire instructions:

             Wachovia Bank, N.A.
             Charlotte, North Carolina
             ABA # 053000219
             For the Capital Management Small-Cap Fund - Investor Shares Acct. # 2000001292938
             For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-888-626-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Exchange Feature. You may exchange shares of the Fund for shares of any other series of the Trust offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value plus the percentage difference between the sales charge applicable to those shares and any sales charge previously paid in connection with the shares being exchanged. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with prior notice.

Stock Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedure for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.


REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

             Capital Management Small-Cap Fund
             Investor Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include the following:

     (1) Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing, using the instructions above.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include the following:

     (1)  Designation of class (Investor);
     (2)  Shareholder(s) name and account number;
     (3)  Number of shares or dollar amount to be redeemed;
     (4)  Instructions   for   transmittal   of   redemption   proceeds  to  the
          shareholder; and
     (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days in which your financial institution is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund, in its discretion, may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-888-626-3863. Redemption proceeds will only be sent to the financial institution account or person named in your account application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund or its agents to be genuine. The Fund or its agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund, however, will not be liable for any losses due to unauthorized or fraudulent instructions. The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $10,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $1,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 30-days' prior written notice. If the shareholder brings his account net asset value up to at least $1,000 during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Miscellaneous. The Fund reserves the right to (i) refuse to accept any request to purchase shares of the Fund for any reason; and (ii) suspend its offering of shares at any time.

                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------


DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Dividends paid by the Fund derived from net investment income, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash or are reinvested in additional Fund shares.

A particular distribution generally will be taxable as qualified dividend income, long-term capital gains or ordinary income. The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met. If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders. Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund Shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2004) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since the Fund's commencement of operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Fund and have been audited by Deloitte & Touche LLP, independent auditors, whose report covering such years and period is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund at 1-888-626-3863.

                                 Investor Shares

                (For a Share Outstanding Throughout Each Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Year ended November 30,
                                                                2003          2002          2001          2000         1999 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...................... $     11.88   $     11.65   $     12.86   $     13.82   $     10.99

      Income (loss) from investment operations
           Net investment loss ............................       (0.04)        (0.01)        (0.05)        (0.08)        (0.10)
           Net realized and unrealized gain (loss)
                  on investments...........................        2.92          0.24         (0.39)         1.06          2.93
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations ...........        2.88          0.23         (0.44)         0.98          2.83
                                                            -----------   -----------   -----------   -----------   -----------

      Less Distributions to shareholders from
           Net realized gain from investment transactions          0.00          0.00         (0.77)        (1.94)         0.00
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ............................ $     14.76   $     11.88   $     11.65   $     12.86   $     13.82
                                                            ===========   ===========   ===========   ===========   ===========

Total return (b) ..........................................       24.14 %        2.06 %       (4.20)%        7.67 %       25.75 %(c)
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period ........................... $    90,985   $    68,744   $    67,418   $    67,719   $    62,854
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees...        8.25 %       25.73 %       30.46 %       24.24 %       56.45 %(d)
           After expense reimbursements and waived fees....        1.52 %        1.53 %        2.12 %        2.25 %        2.25 %(d)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees...       (7.09)%      (24.31)%      (28.81)%      (22.55)%      (55.11)%(d)
           After expense reimbursements and waived fees....       (0.37)%       (0.10)%       (0.47)%       (0.56)%       (0.91)%(d)

      Portfolio turnover rate .............................       61.51 %       29.61 %       61.84 %      131.47 %      145.58 %

(a) For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.
(b) Total return does not reflect  payment of a sales charge.
(c) Not annualized.
(d) Annualized.

                             ADDITIONAL INFORMATION
________________________________________________________________________________

                               CAPITAL MANAGEMENT
                                 SMALL-CAP FUND

                                 INVESTOR SHARES
________________________________________________________________________________

Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund:

By telephone:      1-888-626-3863

By mail:           Capital Management Small-Cap Fund
                   Investor Shares
                   c/o NC Shareholder Services
                   116 South Franklin Street
                   Post Office Box 4365
                   Rocky Mount, NC  27803-0365

By e-mail:         info@ncfunds.com

On the Internet:   www.ncfunds.com

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                  Investment Company Act file number 811-08822

________________________________________________________________________________

                               CAPITAL MANAGEMENT
                                 SMALL-CAP FUND

                                 INVESTOR SHARES
________________________________________________________________________________










                                   PROSPECTUS









                                 March 29, 2004

                                     PART B
                                     ======

                                    FORM N-1A

                      STATEMENTS OF ADDITIONAL INFORMATION

                         CAPITAL MANAGEMENT MID-CAP FUND

                                 March 29, 2004

                                 A series of the
                       CAPITAL MANAGEMENT INVESTMENT TRUST

                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005
                            Telephone 1-888-626-3863





                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

OTHER INVESTMENT POLICIES......................................................2

INVESTMENT LIMITATIONS.........................................................3

MANAGEMENT AND OTHER SERVICE PROVIDERS.........................................4

ADDITIONAL INFORMATION ON PERFORMANCE.........................................12

PORTFOLIO TRANSACTIONS........................................................15

SPECIAL SHAREHOLDER SERVICES..................................................17

PURCHASE OF SHARES............................................................18

REDEMPTION OF SHARES..........................................................21

NET ASSET VALUE...............................................................21

ADDITIONAL TAX INFORMATION....................................................22

CAPITAL SHARES AND VOTING.....................................................22

FINANCIAL STATEMENTS..........................................................23

APPENDIX A - DESCRIPTION OF RATINGS...........................................24

APPENDIX B - PROXY VOTING POLICIES............................................25





This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectuses dated the same date as this SAI, for the Capital Management Mid-Cap Fund ("Fund"), relating to the Fund's Institutional Shares and Investor Shares, and is incorporated by reference in its entirety into the Prospectuses. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Information from the Annual Reports to shareholders is incorporated by reference into this SAI. Copies of the Prospectuses for the Investor Shares and Institutional Shares of the Fund and Annual Reports may be obtained at no charge by writing or calling the Fund at the address or phone number shown above. Capitalized terms used but not defined herein have the same meanings as in each Prospectus.

                            OTHER INVESTMENT POLICIES

The Fund is a diversified series of the Capital Management Investment Trust ("Trust"), a registered open-end management investment company. The Trust was organized on October 18, 1994, as a Massachusetts business trust. The primary investment strategies and risks of the Fund are described in the Prospectus for each class of shares of the Fund. In addition to the principal investment strategies discussed in the Fund's Prospectuses, the Fund may also employ the use of the financial instruments described below in order to achieve its objective. The strategies set forth below are not principal strategies of the Fund. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by rating agencies for securities in which the Fund may invest.

Repurchase Agreements. The Fund may acquire U.S. government obligations or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale generally will normally occur within one to seven days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended ("1940 Act"), collateralized by the underlying security. The Trust will implement procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. Additionally, the Fund's investment advisor, Capital Management Associates, Inc. ("Advisor"), will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement that will cause more than 10% of its net assets to be invested in repurchase agreements that extend beyond seven days and other illiquid securities.

Money Market  Instruments.  The Fund may acquire market  instruments.  These may include U.S. government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's
Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper maturity generally ranges from 2 to 270 days and it is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch"), or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.

Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees of the Trust (each a "Trustee" and collectively, "Trustees"), the Advisor determines the liquidity of the Fund's investments, and through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including: (1) the frequency of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; (4) the nature of the security (including any demand or tender features); and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Investments in illiquid securities may involve a high degree of business and financial risk and may result in substantial losses. Because of the illiquid nature of these securities, the Fund may take longer to liquidate these positions than would be the case for more liquid securities. The Fund's investment in these illiquid securities is subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their fair market value, the value of the Fund's net assets could be adversely affected.

Restricted Securities. Within its limitation on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Forward Commitment & When-Issued Securities. The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement. If a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Advisor felt such action was appropriate. In such a case, the Fund could incur a short-term gain or loss.


                             INVESTMENT LIMITATIONS

The Fund has adopted the following investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Fund may not:

(1) Issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) to meet redemption requests in amounts not exceeding 15% of its total assets. The Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets;

(2) With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities are not subject to this limitation);

(3) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. government, its agencies, and instrumentalities are not subject to this limitation);

(4) Invest for the purpose of exercising control or management of another issuer;

(5) Purchase or sell commodities or commodities contracts; real estate (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or other securities secured by real estate or interests therein or readily marketable securities issued by companies that invest in real estate or interests therein); or interests in oil, gas, or other mineral exploration or development programs or leases

     (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases);

(6) Underwrite securities issued by others except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws;

(7) Invest in warrants, valued at the lower of cost or market, exceeding more than 5% of the value of the Fund's net assets. Included within this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange;

(8) Participate on a joint or joint and several basis in any trading account in securities;

(9) Invest its assets in the securities of one or more investment companies except to the extent permitted by the 1940 Act; or

(10) Write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof or futures contracts or related options.

The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

(1) Invest in securities of issuers which have a record of less than three years of continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

(2) Invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed-time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

(3) Invest in the securities of any issuer if those officers or Trustees of the Trust and those officers and directors of the Advisor who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer's securities;

(4) Make loans of money or securities, except that the Fund may invest in repurchase agreements; or

(5) Make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.) While the Fund has reserved the right to make short sales "against the box," the Advisor has no present intention of engaging in such transactions at this time or during the coming year.


                     MANAGEMENT AND OTHER SERVICE PROVIDERS

This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

TRUSTEES AND OFFICERS. The Trustees are responsible for the management and supervision of the Fund. The Trustees set broad policies for the Fund and choose the Fund's officers. The Trustees also approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The following chart shows information for each Trustee, including the Trustees who are not "interested persons" as defined in the 1940 Act ("Independent Trustees") and the Trustees who are "interested persons" as defined in the 1940 Act ("Interested Trustees"), as well as each officer of the Trust. The address of each Trustee and officer, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.

---------------------------- ----------- ---------- -------------------------------------- ------------ ----------------------------
                                                                                            Number of
                                                                                            Portfolios
                             Position(s)  Length                                             in Fund
        Name, Age,           held with    of Time          Principal Occupation(s)           Complex
        and Address          Fund/Trust   Served             During Past 5 Years            Overseen by  Other Directorships Held by
                                                                                              Trustee             Trustee
---------------------------- ----------- ---------- -------------------------------------- ------------ ----------------------------
                                                         Independent Trustees
---------------------------- ----------- ---------- -------------------------------------- ------------ ----------------------------
Lucius E. Burch, III, 62     Trustee     Since      Chairman and Chief Executive  Officer        2                  None
                                         12/94      (since  1982)  of  Burch   Investment
                                                    Group,    formerly    Massey    Burch
                                                    Investment   Group,   Inc.   (venture
                                                    capital firm)
---------------------------- ----------- ---------- -------------------------------------- ------------ ----------------------------
George S. Reichenbach, 74    Trustee     Since      Consultant  (since  1989)  of  Advent        2                  None
                                         11/98      International   Corporation  (venture
                                                    capital   firm); Director (since 1999)
                                                    of QuestAir   (fuel cell   equipment
                                                    company); General Partner (since 2003)
                                                    of Braemar Partners,  LLC (venture
                                                    capital firm)
---------------------------- ----------- ---------- -------------------------------------- ------------ ----------------------------
Anthony J. Walton, 61        Trustee     Since      Partner  (since  2000)  of  McFarland        2                  None
                                         12/94      Dewey  &  Company,   LLC  (investment
                                                    bank);  previously,  Chief  Executive
                                                    Officer   (1995-1999)   of  Armstrong
                                                    Holdings     Corporation     (private
                                                    investment   and  corporate   finance
                                                    advisory firm);
---------------------------- ----------- ---------- -------------------------------------- ------------ ----------------------------
                                                         Interested Trustees*
---------------------------- ----------- ---------- -------------------------------------- ------------ ----------------------------
David V. Shields, 64**       Trustee     Since      Director   (since  1983)  of  Capital        2
Shields & Company                        12/94      Management      Associates,      Inc.                           None
140 Broadway Street                                 (investment  advisor  to  the  Fund);
44th Floor                                          President   and   Managing   Director
New York, NY  10005                                 (since  1982) of  Shields  &  Company
                                                    (broker/dealer   and  distributor  to
                                                    the Fund)
---------------------------- ----------- ---------- -------------------------------------- ------------ ----------------------------
Joseph V. Shields, Jr., 66** Chairman    Since      Chairman and Chief Executive  Officer        2      Chairman    of    Board   of
Shields & Company            and         12/94      (since  1982) of  Capital  Management               Trustees  -  BBH  Trust  for
140 Broadway Street          Trustee                Associates,    Inc.;   Chairman   and               the 12  series  of the trust
44th Floor                                          Managing  Director  (since  1982)  of               (registered       investment
New York, NY  10005                                 Shields & Company                                   companies);  Director (since
                                                                                                        1989)       of       Flowers
                                                                                                        Industries,    Inc.    (food
                                                                                                        company);  Vice  Chairman of
                                                                                                        Board  of  Trustees   (since
                                                                                                        1995)  of  New  York  Racing
                                                                                                        Association, Inc.
---------------------------- ----------- ---------- -------------------------------------- ------------ ----------------------------
* Basis of  Interestedness. David V. Shields and Joseph V.  Shields,  Jr. are  Interested  Trustees  because  they are  officers and principal  owners of Capital  Management Associates,  Inc.,  the  Fund's investment  advisor,  and  Shields & Company,  the Fund's distributor.
**David V. Shields and Joseph V. Shields, Jr. are brothers.

------------------------------------------------------------------------------------------------------------------------------------
                                                               Officers
---------------------------- ----------- ---------- -------------------------------------- ------------ ----------------------------
Joseph A. Zock, 51           President   President  President  (since  1982)  of  Capital       n/a                 n/a
Capital Management           and         since      Management  Associates,   Inc.;  Vice
Associates, Inc.             Principal   11/00;     President of Shields & Company
140 Broadway Street          Executive   Principal
44th Floor                   Officer     Executive
New York, NY  10005                      Officer
                                         since
                                         01/03

------------------------------------------------------------------------------------------------------------------------------------

                                       5

---------------------------- ----------- ---------- -------------------------------------- ------------ ----------------------------
Sarah M. Hunt, 36            Vice        Vice       Vice   President   (since   1997)  of       n/a                 n/a
Capital Management           President   President  Capital Management Associates, Inc.
Associates, Inc.             and         since
140 Broadway Street          Principal   11/00;
44th Floor                   Financial   Principal
New York, NY  10005          Officer     Financial
                                         Officer
                                         since
                                         01/03
---------------------------- ----------- ---------- -------------------------------------- ------------ ----------------------------
C. Frank Watson III, 33      Secretary   Since      President    and   Chief    Operating       n/a                 n/a
                                         5/96       Officer    (since    1999)   of   The
                                                    Nottingham  (administrator    to   the
                                                    Fund); previously,  Chief Operating
                                                    Officer of The Nottingham Company
---------------------------- ----------- ---------- -------------------------------------- ------------ ----------------------------
Julian G. Winters, 35        Treasurer   Since      Vice             President-Compliance       n/a                 n/a
                                         4/98       Administration  (since  1998)  of The
                                                    Nottingham Company
---------------------------- ----------- ---------- -------------------------------------- ------------ ----------------------------

Trustee Standing Committees. The Trustees have established the following standing committees:

         Audit Committee: All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met once during the Fund's last fiscal year.

         Nominating Committee: All of the Independent Trustees are members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust. The nomination of independent trustees is in the sole discretion of the Nominating Committee. The Nominating Committee meets only as necessary. The Nominating Committee did not meet during the Fund's last fiscal year. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

         Proxy Voting Committee: The Independent Trustees are the current members of the Proxy Voting Committee. The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Board of Trustees or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust's Proxy Voting Policy and recommend any changes to the Board of Trustees as it deems necessary or advisable. The Proxy Voting Committee meets only as necessary and did not meet during the Fund's last fiscal year.

         Qualified Legal Compliance Committee: All of the Independent Trustees are members of the Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee receives, investigates and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees or agents. The Qualified Legal Compliance Committee meets only as necessary and did not meet during the Fund's last fiscal year.

Beneficial Equity Ownership Information. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of a valuation date of December 31, 2003 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and
E = over $100,000.

------------------------------ ---------------------- ------------ ---------------------------
                                                        Dollar     Aggregate Dollar Range of
                                                       Range of     Equity Securities in All
                                                        Equity      Funds Overseen or to be
                                                      Securities     Overseen by Trustee in
       Name of Trustee                 Funds          in the Fund     Family of Investment
                                                                           Companies*
------------------------------ ---------------------- ------------ ---------------------------
                                    INDEPENDENT TRUSTEES
------------------------------ ---------------------- ------------ ---------------------------
Lucius E. Burch, III           Mid-Cap Fund                A
------------------------------ ---------------------- ------------ ---------------------------
                               Small-Cap Fund              A
------------------------------ ---------------------- ------------ ---------------------------
                                                                               A
------------------------------ ---------------------- ------------ ---------------------------
George S. Reichenbach          Mid-Cap Fund                A
------------------------------ ---------------------- ------------ ---------------------------
                               Small-Cap Fund              A
------------------------------ ---------------------- ------------ ---------------------------
                                                                               A
------------------------------ ---------------------- ------------ ---------------------------
Anthony J. Walton              Mid-Cap Fund                C
------------------------------ ---------------------- ------------ ---------------------------
                               Small-Cap Fund              A
------------------------------ ---------------------- ------------ ---------------------------
                                                                               C
------------------------------ ---------------------- ------------ ---------------------------
                                     INTERESTED TRUSTEES
------------------------------ ---------------------- ------------ ---------------------------
David V. Shields               Mid-Cap Fund                E
------------------------------ ---------------------- ------------ ---------------------------
                               Small-Cap Fund              A
------------------------------ ---------------------- ------------ ---------------------------
                                                                               E
------------------------------ ---------------------- ------------ ---------------------------
Joseph V. Shields, Jr.         Mid-Cap Fund                E
------------------------------ ---------------------- ------------ ---------------------------
                               Small-Cap Fund              A
------------------------------ ---------------------- ------------ ---------------------------
                                                                               E
------------------------------ ---------------------- ------------ ---------------------------

* Family of Investment Companies includes both the Fund and the Capital Management Small-Cap Fund.

Ownership of Securities of Advisor, Distributor, or Related Entities. As of December 31, 2003, none of the Independent Trustees and/or their immediate family members own securities of the Advisor, distributor, or any entity controlling, controlled by, or under common control with the Advisor or distributor.

Approval of the Investment Advisory Agreement. As discussed in the "Investment Advisor" section below, the Trustees must specifically approve at least annually the renewal and continuance of the Investment Advisory Agreement ("Advisory Agreement") with the Advisor. During the year, the Trustees requested that the Advisor provide the Trustees with quarterly reports on the performance of the Fund and the basic future strategy of the Advisor with regard to the Fund. In addition, before the Trustees' meeting to decide whether to renew the Advisory Agreement, the Advisor was requested to provide the Trustees with various information and materials about the Advisor and its services to the Fund. In evaluating whether to renew and continue the Advisory Agreement, the Trustees reviewed the information and materials provided by the Advisor as well as other materials and comparative reports provided by the Fund's other service providers, including Fund counsel.

In deciding on whether to renew and continue the Advisory Agreement, the Trustees considered numerous factors, including: (i) the nature and extent of the services provided by the Advisor; (ii) the Advisor's personnel and methods of operating; (iii) the investment performance of the Fund; (iv) overall expenses of the Fund including the Expense Limitation Agreement between the Trust on behalf of the Fund and the Advisor; (v) the financial condition of the Advisor; (vi) the Advisor's investment strategy for the Fund; and (vii) future marketing plans to increase the asset level of the Fund.

Based upon its evaluation of the information, materials, and factors described above, the Trustees concluded for the Fund: (i) that the terms of the Advisory Agreement were reasonable and fair; (ii) that the fees paid to the Advisor under the Advisory Agreement and the Fund's expense ratio as compared to similar funds were reasonable and fair; (iii) that they were satisfied with the Advisor's services, personnel and investment strategy; and (iv) that it was in the best interests of the Trust and the Fund to continue its relationship with the Advisor. Therefore, the Trustees, including the Trustees who are not a party to the Advisory Agreement or interested persons of the Advisor, unanimously approved the renewal and continuation of the Advisory Agreement for the Fund for another year.

Compensation. Trustees and officers of the Trust who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Other Trustees will receive $2,000 each year plus $250 per fund per meeting attended in person and $100 per fund per meeting attended by telephone. The Trust will also reimburse each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. The table below reflects the amount of compensation received by each Trustee for the fiscal year ended November 30, 2003.*

------------------------------- --------------------- ------------------------ ---------------------- ---------------------------
                                Pension or Retirement
                                Aggregate             Benefits Accrued As      Estimated Annual       Total Compensation From
                                Compensation          Part of Fund Expenses    Benefits Upon          The Fund and Trust Paid
Name of Trustee                 From the Fund                                  Retirement             to Trustees*
------------------------------- --------------------- ------------------------ ---------------------- ---------------------------
                                                         Independent Trustees
------------------------------- --------------------- ------------------------ ---------------------- ---------------------------
Lucius E. Burch, III            $1,400                None                     None                   $2,800
------------------------------- --------------------- ------------------------ ---------------------- ---------------------------
George S. Reichenbach           $1,450                None                     None                   $2,900
------------------------------- --------------------- ------------------------ ---------------------- ---------------------------
Anthony J. Walton               $1,550                None                     None                   $3,100
------------------------------- --------------------- ------------------------ ---------------------- ---------------------------
                                                         Interested Trustees
------------------------------- --------------------- ------------------------ ---------------------- ---------------------------
David V. Shields                None                  None                     None                   None
------------------------------- --------------------- ------------------------ ---------------------- ---------------------------
Joseph V. Shields, Jr.          None                  None                     None                   None
------------------------------- --------------------- ------------------------ ---------------------- ---------------------------

*Each  Trustee  serves  as  Trustee  for the  Fund  and the  Capital  Management
 Small-Cap Fund (another series of the Trust).

Codes of Ethics. The Trust, the Advisor, and the Distributor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the fund of the Trust (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

Proxy Voting Policies. The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Fund, subject to oversight of the Trustees. A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting Policy and Procedures are included as Appendix B to this SAI.

After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at 1-800-430-3863 and (2) on the SEC's website at http://www.sec.gov.

PRINCIPAL HOLDERS OF VOTING SECURITIES. As of March 22, 2004, the Trustees and officers of the Trust as a group owned beneficially (i.e., directly or indirectly had voting and/or investment power) 24.09% of the then outstanding shares of the Institutional Class shares of the Fund and 0.77% of the then outstanding shares of the Investor Class shares of the Fund. Certain Trustees and officers of the Trust indirectly own shares of the Fund through the Advisor or Shields Capital Corporation Profit Sharing Plan and Trust, as indicated below. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of any Class of the Fund as of March 22, 2004.


                              Institutional Shares
                              --------------------

 Name and Address of                         Amount and Nature of
 Beneficial Owner                            Beneficial Ownership       Percent
 ----------------                            --------------------       -------

 First Clearing Corporation                    161,598.153 shares        23.67%
 Shields Capital Corp.
 Employee Profit Sharing Plan
 140 Broadway
 New York, NY  1005-1101

 First Clearing Corporation                    118,122.194 shares        17.30%
 Capital Management Associates
 FAO: William Howard Flowers, Jr.
 140 Broadway
 New York, NY  1005-1101

 First Clearing Corporation                     70,595.852 shares        10.34%
 Corporation of St. Timothy's
 Jim Ringer, Business Mgr.
 8400 Greeenspring Avenue
 Stevenson, MD  21153-0643

 First Clearing Corporation                     39,014.221 shares         5.72%
 Account 5380, Attorney
 Attn: Grace Lyu-Vollckhausen
 350 Fifth Avenue, Suite 5411
 New York, NY  10118-5411

 First Clearing Corporation                     39,014.221 shares         5.72%
 Account 5381, Special
 Attn: Grace Lyu-Vollckhausen
 350 Fifth Avenue, Suite 5411
 New York, NY  10118-5411

 First Clearing Corporation                     37,890.826 shares         5.55%
 Brookwood Endowment Fund
 Special Account
 314 Gordon Avenue
 Thomasville, GA  31792-6642

                                 Investor Shares
                                 ---------------

 Name and Address of                        Amount and Nature of
 Beneficial Owner                           Beneficial Ownership        Percent
 ----------------                           --------------------        -------

 Wachovia Bank, N.A.                             2,348.622 shares         7.64%
 Lori A. Cook-Lovesky IRA R/O
 2450 Desoto Road
 Sarasota, FL  34234

 First Clearing Corporation                      2,060.822 shares         6.71%
 Charles A. Powers Jr. IRA
 13 Eden Roc
 Lattingtown, NY  11560-1110

 First Clearing Corporation                      2,027.024 shares         6.60%
 Eleanor H. Paul IRRE TR
 Robert F. Drabik TTEE 5/17/96
 2900-2 S. Tamiami Trail
 Sarasota, FL  34239

 James E. Egan                                   1,770.785 shares         5.76%
 Marianne P. Egan JT WROS
 9 Plymouth Road
 Rye, NY  10580

 First Clearing Corporation                      1,664.285 shares         5.42%
 Joseph W. Marshall ROTH IRA
 3311 32nd Street
 Lubbock, TX  79410-3123

 First Clearing Corporation                      1,629.289 shares         5.30%
 Helen E. Jurcso  TTEE of the
 Helen E. Jurcso  Revocable Trust
 4430 Exeter Drive, Unit M-306
 Longboat Key, FL  34228-2226


INVESTMENT ADVISOR. Information about the Advisor, Capital Management Associates, Inc., 140 Broadway, New York, New York 10005 and its duties and compensation as Advisor to the Fund is contained in the Prospectus for each class of shares of the Fund. The Advisor supervises the Fund's investments pursuant to the Advisory Agreement. The Advisory Agreement is effective for a one-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty on 60-days' notice by the Fund (as approved by the Trustees or by vote of a majority of the Fund's outstanding voting securities) or by the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor manages each Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. The portfolio manager for the Fund is Joseph A. Zock and he is assisted by a Portfolio Management Team comprised of himself and three full-time analysts. Mr. Zock is also a principal shareholder of the Advisor along with J.V. Shields, Jr. and David V. Shields, both Interested Trustees of the Trust. The officers and directors of the Advisor control the Advisor through ownership. Affiliates of the Advisor also control the fund's distributor.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Advisory Agreement.

As compensation for its services, the Advisor will receive a monthly management fee based on the Fund's daily net assets at an annual rate of 1.00% of the first $100 million of the Fund's net assets, 0.90% of the next $150 million, 0.85% of the next $250 million and 0.80% of all assets over $500 million. The Advisor has voluntarily waived all of its fee and reimbursed a portion of the Fund's operating expenses for the fiscal years ended November 30, 2003, 2002, and 2001. For the fiscal year ended November 30, 2003, the Advisor waived all of its investment advisory fees of $80,667 and reimbursed $23,675 of the Fund's expenses. For the fiscal year ended November 30, 2002, the Advisor waived all of its investment advisory fees of $83,536 and reimbursed $18,322 of the Fund's expenses. For the fiscal year ended November 30, 2001, the Advisor waived all of its investment advisory fees of $83,542 and reimbursed $28,859 of the Fund's expenses.

FUND ACCOUNTANT AND ADMINISTRATOR. The Trust has entered into an Amended and Restated Fund Accounting and Compliance Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company ("Administrator"), a North Carolina corporation, whose address is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Administrator receives a fund administration fee at the following annual rates: on the first $50 million of the Fund's net assets, 0.125%; on the next $50 million, 0.100%; on all assets over $100 million, 0.075%; with a minimum fee of $2,000 per month. In addition, the Administrator currently receives a monthly fund accounting fee of $2,250 for the first class of the Fund and $750 for each additional class of the Fund plus an annual asset based fee of 1 basis point for fund accounting and recordkeeping services. For the fiscal years ended November 30, 2003, 2002, and 2001, the Administrator received $60,880, $60,835, and
$60,838, respectively, in such fees. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum aggregate annual fee of $4,800 ($400 per month). The Administrator also charges the Trust for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses.

The Administrator performs the following services for the Fund: (1) procures on behalf of, and coordinates with the custodian and monitors the services it provides to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) assists or supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) assists the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) assists in the preparation of and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) assists in the preparation of, and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instructs the Fund's custodian to issue checks in payment thereof; and (9) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.

TRANSFER AGENT. The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year with a minimum fee of $1,500 per month plus a $500 per month minimum fee for each additional class of shares. For the fiscal years ended November 30, 2003, 2002, and 2001, the Transfer Agent received $24,000, $24,000, and $24,000, respectively, in such fees.

DISTRIBUTOR. Shields & Company ("Distributor"), 140 Broadway, New York, New York 10005, is the principal underwriter and distributor of Fund shares pursuant to a Distribution Agreement with the Trust. The Distributor, which is affiliated with the Advisor, serves as exclusive agent for the distribution of the shares of the Fund. The Distributor may sell such shares to or through qualified securities dealers or others. The Distributor receives commissions consisting of that portion of the sales charge for Investor Shares remaining after the discounts that it allows to dealers. For the fiscal years ended November 30, 2003, 2002, and 2001, the aggregate dollar amount of sales charges paid on the sale of Investor Shares were $73, $1,126, and $2,477, respectively, of which the Distributor retained $4, $72, and $164, respectively, after reallowances to broker-dealers and sales representatives.

J.V. Shields, Jr. and David V. Shields, affiliated persons of the Fund, are also affiliated persons of the Advisor and the Distributor.

The Fund has adopted an Amended and Restated Distribution Plan ("Plan") pursuant to Rule 12b-1 of the 1940 Act for the Investor Shares (see "Your Investment in the Fund - Distribution of the Fund's Shares" in the Prospectus for the Investor Shares). As required by Rule 12b-1, the Plan (together with the Distribution Agreement) has been approved by the Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan and the Distribution Agreement.

Potential benefits of the Plan to the Fund include improved shareholder services, savings to the Fund in transfer agency costs, savings to the Fund in advisory fees and other expenses, benefits to the investment process through growth and stability of assets, and maintenance of a financially healthy management organization. The continuation of the Plan must be considered by the Trustees annually.

Under the Plan, the Fund may expend up to 0.75% of the Investor Shares' average daily net assets annually to finance any activity primarily intended to result in the sale of Investor Shares and the servicing of shareholder accounts, provided the Trustees have approved the category of expenses for which payment is being made. Such expenditures, paid as service fees to any person who sells Investor Shares, may not exceed 0.25% of the Investor Shares' average annual net asset value. For the fiscal year ended November 30, 2003, the Fund incurred distribution and service fees under the Plan in the amount of $3,370. This amount was substantially paid to sales personnel for selling Fund shares and servicing shareholder accounts, with a small amount paid for marketing expenses.

The Distribution Plan is known as a "compensation" plan because payments are made for services rendered to the Fund with respect to Investor Shares regardless of the level of expenditures made by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and concerning their annual consideration of the Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing to prospective investors of Fund prospectuses, statements of additional information, any supplements thereto, and shareholder reports with respect to the Investor Shares of the Fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to the Investor Shares of the Fund; (c) holding seminars and sales meetings designed to promote the distribution of the Fund's Investor Shares; (d) obtaining information and providing explanations to wholesale and retail distributors of the Fund's investment objectives and policies and other information about the Fund; (e) training sales personnel regarding the Investor Shares of the Fund; and (f) financing any other activity that the Distributor determines is primarily intended to result in the sale of Investor Shares. The Distributor may also use a portion of the 12b-1 fees received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the sale of Investor Shares.

CUSTODIAN. Wachovia Bank, N.A., successor by merger to First Union National Bank ("Custodian"), 123 South Broad Street, Institutional Custody - PA4942, Philadelphia, Pennsylvania 19109, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator a fee based on the average net assets of the Fund held by the Custodian plus additional out of pocket and transaction expenses incurred by the Fund as described above in the section entitled "Fund Accountant and Administrator."

INDEPENDENT AUDITORS. The Trustees have selected the firm of Deloitte & Touche LLP, Two World Center, New York, New York 10281-1414, to serve as independent auditors for the Fund for the current fiscal year and to audit the annual financial statements of the Fund, prepare the Fund's federal and state tax returns, and consult with the Fund on matters of accounting and federal and state income taxation.

Independent auditors audit the financial statements of the Fund at least once each year. Shareholders will receive annual audited and semi-annual unaudited reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

LEGAL COUNSEL. Parker, Poe, Adams & Bernstein L.L.P., Charlotte, North Carolina, serves as legal counsel to the Trust and the Fund.




                      ADDITIONAL INFORMATION ON PERFORMANCE
                      -------------------------------------

From time to time, the total return of each class of shares of the Fund may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders. The "average annual total return" of each class of shares of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial investment in the Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Fund's contracts. Performance figures will be given for the recent one, five and ten year periods, or for the life of each class of shares of the Fund if it has not been in existence for any such periods, and any other periods as may be required under applicable law or regulation. When considering "average annual total return" figures for periods longer than one year, it is important to note that the annual total return for each class of shares of the Fund for any given year might have been greater or less than its average for the entire period.

The Fund computes the "average annual total return" of each Class of the Fund by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by determining the ending redeemable value of a hypothetical $1,000 initial payment. This calculation is as follows:

                 P(1+T)^n = ERV

       Where:    T =       average annual total return.
                 ERV =     ending  redeemable  value at the end of the  period
                           covered by the  computation of a hypothetical  $1,000
                           payment made at the beginning of the period.
                 P =       hypothetical initial payment of $1,000 from which the
                           maximum sales load is deducted.
                 n =       period covered by the computation, expressed in terms
                           of years.


The Fund may also compute the "cumulative total return" of each class of shares of the Fund, which represents the total change in value of an investment in the Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions). Cumulative total return is calculated in a similar manner as average annual total return except that the results are not annualized. The Fund may also compute average annual total return and cumulative total return after taxes on distributions and after taxes on distributions and redemption, which are calculated in a similar manner after adjustments for taxes on distributions and taxes on distributions and redemption.

The calculations of average annual total return and cumulative total return assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. The Fund may also quote other total return information that does not reflect the effects of the sales load.

The calculations of average annual total return and cumulative total return after taxes on fund distributions assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions is determined by assuming complete redemption of the hypothetical investment, assuming the redemption has no tax consequences, and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The calculations of average annual total return and cumulative total return after taxes on fund distributions and redemption assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions and redemption is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations and subtracting of capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

The performance quotations below (before and after taxes) should not be considered representative of the Fund's performance for any specified period in the future and after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Index, Russell Mid-Cap Value Index, S&P 400 Mid-Cap Index, Russell 2500 Index, or other similar index which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the U.S. securities markets. The Fund may also measure its performance against the Lipper Mid-Cap Value Index, or similar index, which ranks the performance of mutual funds that have similar portfolio holdings. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals. The Fund may occasionally cite statistics to reflect its volatility and risk. The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. The Fund may compare its performance to other reports of the performance of managed accounts of the Advisor, such as the Capital Management Small-Cap Fund, another series of the Trust. Of course, there can be no assurance the Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

The average annual total returns before taxes for the Institutional Shares of the Fund for the fiscal year ended November 30, 2003, the five year period ended November 30, 2003, and the period from the commencement of operations of the Institutional Shares of the Fund (January 27, 1995) through November 30, 2003, were 17.89%, 7.97%, and 11.28%, respectively. The cumulative total return before taxes for the Institutional Shares of the Fund since inception through November 30, 2003 was 157.40%. The average annual total returns after taxes on distributions for the Institutional Shares of the Fund for the fiscal year ended November 30, 2003, the five year period ended November 30, 2003, and the period from the commencement of operations of the Institutional Shares through November 30, 2003, were 17.89%, 6.63%, and 9.62%, respectively. The cumulative total return after taxes on distributions for the Institutional Shares of the Fund since inception through November 30, 2003 was 125.29%. The average annual total returns after taxes on distributions and sale of shares for the Institutional Shares of the Fund for the fiscal year ended November 30, 2003, the five year period ended November 30, 2003, and the period from the commencement of operations of the Institutional Shares through November 30, 2003, were 11.63%, 6.28%, and 9.07%, respectively. The cumulative total return after taxes on distributions and sale of shares for the Institutional Shares of the Fund since inception through November 30, 2003 was 115.58%.

The average annual total returns before taxes for the Investor Shares of the Fund for the fiscal year ended November 30, 2003, the five year period ended November 30, 2003, and the period from the commencement of operations of the Investor Shares of the Fund (April 7, 1995) through November 30, 2003, were 13.46%, 6.57%, and 9.14%, respectively. The cumulative total return before taxes for the Investor Shares of the Fund since commencement of operations through November 30, 2003, was 113.14%. These quotations assume the maximum 3% sales load was deducted from the initial investment. Without reflecting the effects of the maximum 3% sales load, the average annual total returns before taxes for the Investor Shares for the fiscal year ended November 30, 2003, the five year period ended November 30, 2003, and the period since commencement of operations through November 30, 2003, were 16.97%, 7.22%, and 9.52%, respectively. The cumulative total return before taxes for the Investor Shares of the Fund since commencement of operations to November 30, 2003, without deducting the maximum 3% sales load, was 119.73%.

The average annual total returns after taxes on distributions for the Investor Shares of the Fund for the fiscal year ended November 30, 2003, the five year period ended November 30, 2003, and the period from the commencement of operations of the Investor Shares of the Fund through November 30, 2003, were 13.46%, 5.30%, and 7.53%, respectively. The cumulative total return after taxes on distributions for the Investor Shares of the Fund since commencement of operations through November 30, 2003, was 87.40%. These quotations assume the maximum 3% sales load was deducted from the initial investment. Without reflecting the effects of the maximum 3% sales load, the average annual total returns after taxes on distributions for the Investor Shares for the fiscal year ended November 30, 2003, the five year period ended November 30, 2003, and the period since commencement of operations through November 30, 2003, were 16.97%, 5.94%, and 7.91%, respectively. The cumulative total return after taxes on distributions for the Investor Shares of the Fund since commencement of operations to November 30, 2003, without deducting the maximum 3% sales load, was 93.19%.

The average annual total returns after taxes on distributions and sale of shares for the Investor Shares of the Fund for the fiscal year ended November 30, 2003, the five year period ended November 30, 2003, and the period from the commencement of operations of the Investor Shares of the Fund through November 30, 2003, were 8.75%, 5.12%, and 7.16%, respectively. The cumulative total return after taxes on distributions and sale of shares for the Investor Shares of the Fund since commencement of operations through November 30, 2003, was 81.99%. These quotations assume the maximum 3% sales load was deducted from the initial investment. Without reflecting the effects of the maximum 3% sales load, the average annual total returns after taxes on distributions and sale of shares for the Investor Shares for the fiscal year ended November 30, 2003, the five year period ended November 30, 2003, and the period since commencement of operations through November 30, 2003, were 11.03%, 5.68%, and 7.51%, respectively. The cumulative total return after taxes on distributions and sale of shares for the Investor Shares of the Fund since commencement of operations to November 30, 2003, without deducting the maximum 3% sales load, was 87.15%.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc., which ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, which is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectuses to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and to compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time, the Fund may include in advertisements and other communications charts and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

From time to time, the Fund may include in advertisements and other communications information on the value of investing in mid-cap stocks, including without limitation their performance over time, their characteristics, and the case for mid-cap stock investing.

                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives. The decrease in the Fund's portfolio turnover rate from the fiscal year ended November 31, 2001 to the fiscal year ended November 30, 2002 was due to decreased portfolio trading by the Fund primarily due to market conditions during the fiscal year ended November 30, 2002. The increase in the Fund's portfolio turnover rate from the fiscal year ended November 31, 2002 to the fiscal year ended November 30, 2003 was due to increased portfolio trading by the Fund primarily due to market conditions during the fiscal year ended November 30, 2003.

Purchases of money market instruments by the Fund are made from dealers, underwriters, and issuers. The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument.

The Fund may participate, if and when practicable, in bidding for the purchase of securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Fund. In addition, the Advisor is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries; general summaries of groups of stocks or bonds and their comparative earnings and yields; or broad overviews of the stock, bond, and government securities markets; and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund. The Trustees will periodically review any commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the Advisor. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions affected for such other account or investment company.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor (including the Distributor, an affiliate of the Advisor) if it believes it can obtain the best execution of transactions from such broker. The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in, or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC. In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

For the fiscal years ended November 30, 2003, 2002, and 2001, the Fund paid brokerage commissions of $33,789, $21,276, and $23,449, respectively, of which $17,502 for the fiscal year ended November 30, 2002 and all of which for the fiscal years ended November 30, 2003 and 2001 were paid to the Distributor. For the fiscal year ended November 30, 2002, transactions in which the Fund used the Distributor as broker involved 82% of the aggregate dollar amount of transactions involving the payment of commissions and 82% of the aggregate brokerage commissions paid by the Fund. For the fiscal years ended November 30, 2003 and 2001, transactions in which the Fund used the Distributor as broker involved 100% of the aggregate dollar amount of transactions involving the payment of commissions and 100% of the aggregate brokerage commissions paid by the Fund. The increase in brokerage commissions paid by the Fund for the fiscal year ended November 30, 2003 was primarily due to increased portfolio trading as a result of market conditions.


                          SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectuses, share certificates are generally not issued.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more for Investor Shares and $250,000 or more for Institutional Shares may establish a systematic withdrawal plan ("Systematic Withdrawal Plan"). A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September, and December) in order to make the payments requested. The Fund has the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectuses, or are available by calling the Fund. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Your Investment In The Fund - Signature Guarantees" in the Prospectuses). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles, and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon 60-days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-888-626-3863 or by writing to:

                         Capital Management Mid-Cap Fund
                           c/o NC Shareholder Services
                            116 South Franklin Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

PURCHASES IN KIND. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "Your Investment In the Fund - Determining The Fund's Net Asset Value" in the Prospectuses.

REDEMPTIONS IN KIND. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Fund at the address shown above. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectuses under the heading "Your Investment In the Fund - Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.


                               PURCHASE OF SHARES

The purchase price of shares of the Fund is the net asset value next determined after the order is received in good form, plus a sales charge for the Investor Shares as more fully described in the Prospectus for Investor Shares. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE") on days the NYSE is trading, as described under "Net Asset Value" below. An order received prior to the time regular trading closes on the NYSE will be executed at the price calculated on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price calculated as of that time on the next business day. The basis for determining the sales charge applicable to a purchase of Investor Shares and how the sales charge is distributed between the Distributor and other dealers is described in the Prospectus for the Investor Shares under "Your Investment In the Fund - Purchasing Shares."

The Fund reserves the right in its sole discretion to (i) suspend the offering of its shares; (ii) reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders; and
(iii) reduce or to waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

EMPLOYEES AND AFFILIATES OF THE FUND. The Fund has adopted initial investment minimums for the purpose of reducing the cost to the Fund (and consequently to the shareholders) of communicating with and servicing its shareholders. In keeping with this purpose, a reduced minimum initial investment of $1,000 applies to Trustees, officers, and employees of the Fund; the Advisor and certain parties related thereto; including clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them. To encourage investment in the Fund, the Fund may also sell shares at net asset value without a sales charge to such persons. In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

DEALERS. The Distributor, at its expense, may provide additional compensation in addition to dealer discounts and brokerage commissions to dealers in connection with sales of shares of the Fund. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.

REDUCED SALES CHARGES

Concurrent Purchases. For purposes of qualifying for a lower sales charge for Investor Shares, investors have the privilege of combining concurrent purchases of the Fund and one or more future series of the Trust affiliated with the Advisor and sold with a sales charge. For example, if a shareholder concurrently purchases shares in one of the other series of the Trust affiliated with the Advisor and sold with a sales charge at the total public offering price of $250,000, and purchases Investor Shares in the Fund at the total public offering price of $250,000, the sales charge would be that applicable to a $500,000 purchase as shown in the appropriate table above. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

      Rights of Accumulation. Pursuant to the right of accumulation, investors are permitted to purchase Investor Shares at the public offering price applicable to the total of (a) the total public offering price of the Investor Shares of the Fund then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust affiliated with the Advisor and sold with a sales charge. To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of qualification, and confirmation of the purchase is subject to such verification. This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.

      Letters of Intent. Investors may qualify for a lower sales charge for Investor Shares by executing a letter of intent. A letter of intent allows an investor to purchase Investor Shares of the Fund over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust affiliated with the Advisor and sold with a sales charge. Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a 13-month period. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.

The letter of intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount. If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid. If such difference is not paid by the investor, the Distributor is authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due. On the initial purchase of shares, if required (or subsequent purchases, if necessary) shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose. The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.

A 90-day backdating period can be used to include earlier purchases at the investor's cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent. Investors must notify the Administrator or the Distributor whenever a purchase is being made pursuant to a letter of intent.

Investors  electing to  purchase  shares  pursuant to a letter of intent  should carefully read the letter of intent, which is included in the Fund Shares Application accompanying the Investor Shares Prospectus or is otherwise available from the Administrator or the Distributor. This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.

      Reinvestments. Investors may reinvest, without a sales charge, proceeds from a redemption of Investor Shares in Investor Shares or in shares of another series of the Trust affiliated with the Advisor and sold with a sales charge, within 90 days after the redemption. If the other Class or Fund charges a sales charge higher than the sales charge the investor paid in connection with the shares redeemed, the investor must pay the difference. In addition, the shares of the Class or Fund to be acquired must be registered for sale in the investor's state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of such shares must be received by the Fund or the Distributor within 90 days after the effective date of the redemption.

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

      Purchases by Related Parties and Groups. Reductions in sales charges apply to purchases by a single "person," including an individual, members of a family unit, consisting of a husband, wife and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar value of shares purchased by all members of the qualified group and still owned by the group plus the shares currently being purchased. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls, or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls, or has the power to vote five percent of more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

     Sales at Net Asset Value. To encourage investment in the Fund, the Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees; officers and employees of the Trust, Fund, and Advisor; and to employees and principals of related organizations and their families, and certain parties related thereto, including clients and related accounts of the Advisor. Clients of investment advisors and financial planners may also purchase Investor Shares at net asset value if the investment advisor or financial planner has made arrangements to permit them to do so with the Distributor. The public offering price of shares of the Fund may also be reduced to net asset value per share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

EXCHANGE FEATURE. Investors may exchange shares of the Fund for shares of any other comparable series of the Trust. Shares of the Fund may be exchanged at the net asset value plus the percentage difference between that series' sales charge and any sales charge previously paid in connection with the shares being exchanged. For example, if a 2% sales charge was paid on shares that are exchanged into a series with a 3% sales charge, there would be an additional sales charge of 1% on the exchange. Exchanges may only be made by investors in states where shares of the other series are qualified for sale. An investor may direct the Fund to exchange his shares by writing to the Fund at its principal office. The request must be signed exactly as the investor's name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of existing shares. Notwithstanding the foregoing, exchanges of shares may only be within the same class or type of class of shares involved. For example, Investor Shares may not be exchanged for Institutional Shares.

A pattern of frequent exchange transactions may be deemed by the Advisor to be an abusive practice that is not in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60 days prior notice. The Trustees also reserve the right to suspend or terminate, or amend the terms of, the exchange privilege upon 60 days' written notice to the shareholders.

                              REDEMPTION OF SHARES

The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund. No charge is made by the Fund for redemptions other than the possible charge for wiring redemption proceeds.

In addition to the situations described in the Prospectuses under "Your Investment In The Fund - Redeeming Your Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectuses from time to time.


                                 NET ASSET VALUE

The net asset value per share of each class of shares of the Fund ("Class") normally is determined at the time regular trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday, except when the NYSE closes earlier). The net asset value of each class of shares of the Fund is not calculated on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of each Class of Shares of the Fund will not be calculated.

The net asset value per share of each Class of the Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund and attributable to that Class, subtracting the liabilities charged to the Fund and to that Class, and dividing the result by the number of outstanding shares of such Class. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income; realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments; any funds or payments derived from any reinvestment of such proceeds; and a portion of any general assets of the Trust not belonging to a particular investment fund. Income, realized and unrealized capital gains and losses, and any expenses of the Fund not allocated to a particular Class of the Fund will be allocated to each Class of the Fund on the basis of the net asset value of that Class in relation to the net asset value of the Fund. Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Trustees. Certain expenses attributable to a particular Class of shares (such as the distribution and service fees attributable to Investor Shares) will be charged against that Class of shares. Certain other expenses attributable to a particular Class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that Class of shares if such expenses are actually incurred in a different amount by that Class, or if the Class receives services of a different kind or to a different degree than other Classes, and the Trustees approve such allocation. Subject to the provisions of the Trust's Amended and Restated Declaration of Trust ("Declaration of Trust"), determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund and the Classes of the Fund are conclusive.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value. Instruments with maturities of sixty days or less are valued at amortized costs, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

                           ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the Prospectuses are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

The Fund, and any other series of the Trust, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the Fund's business of investing in such stock, securities or currencies. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether they received in cash or reinvested in additional shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

The Fund, and any other series of the Trust, will designate (i) any dividend of qualified dividend income as qualified dividend income; (ii) any tax-exempt dividend as an exempt-interest dividend; (iii) any distribution of long-term capital gains as a capital gain dividend; and (iv) any dividend eligible for the corporate dividends received deduction as such in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund, and any other series of the Trust, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders to the extent of the series' current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2004) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.

The Fund is considered a personal holding company as defined under section 542 of the Code because 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provision of the Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

The Fund will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.


                            CAPITAL SHARES AND VOTING

The Declaration of Trust authorizes the issuance of shares in two or more series. Currently, the Trust consists of two series: the Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund. Each series of shares is divided into two Classes ("Institutional Shares" and "Investor Shares") as described in the Prospectuses. Shares of the Fund, when issued, are fully paid and non-assessable and have no preemptive or conversion rights. Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. The rights of shareholders may not be modified by less than a majority vote. The

Trustees will hold office indefinitely, except that: (1) any Trustee may resign or retire and (2) any Trustee may be removed: (a) at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian. Shareholders have certain rights, as set forth in the Declaration of Trust, including the right to call a meeting of the shareholders. Shareholders holding not less than 10% of the shares then outstanding may require the Trustees to call a meeting, and the Trustees are obligated to provide certain assistance to shareholders desiring to communicate with other shareholders in such regard (e.g., providing access to shareholder lists, etc.). In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.


                              FINANCIAL STATEMENTS

The audited financial statements for the fiscal year ended November 30, 2003, including the financial highlights appearing in the Fund's Annual Report to Shareholders, are incorporated by reference and made a part of this document.

                       APPENDIX A - DESCRIPTION OF RATINGS

The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Fund believes that the quality of fixed-income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.


Standard & Poor's(R) Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

     AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

Moody's Investor Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Advisor:

     Aaa - Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

     Aa - Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

     A - Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

     Baa - Bond obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations which are rated Ba, B, Caa, Ca or C by Moody's are not considered "Investment-Grade Debt Securities" by the Advisor. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings
------------------

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

     P-1 -Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

     P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

     P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

     NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term  ratings enhanced
by  the  senior-most   long-term   rating  of  the  issuer,   its  guarantor  or
support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings
----------------------------------------------------------

Short-Term Debt Ratings - There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

     MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

     MIG 3 - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

     SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings - In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

     VMIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 2 - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 3 - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     SG - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.


Fitch Ratings. The following summarizes the highest four ratings used by Fitch, Inc. ("Fitch"):

Long-Term Ratings
-----------------

     AAA - Highest credit quality. The rating AAA denotes that the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA - Very high credit quality. The rating AA denotes a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A - High credit quality. The rating A denotes a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

     BBB - Good credit quality. The rating BBB indicates that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Advisor to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC and C are regarded as a high default risk. A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default. Securities rated DDD, D and D indicate a default has occurred.

Short-Term Ratings
------------------

     F1 - Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

     F2 - Good credit quality. The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

     F3 - Fair credit quality. The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B - Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C and D by Fitch are considered by the Advisor to be below investment-grade securities. Short-term securities rated B are considered speculative, securities rated C have a high default risk and securities rated D denote actual or imminent payment default.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings "AAA" category or to the categories below "CCC", nor to short-term ratings other than "F1". The suffix "NR" indicates that Fitch does not publicly rate the issuer or issue in question.

                       APPENDIX B - PROXY VOTING POLICIES



The following proxy voting policies are provided:

(1)  the Trust's Proxy Voting and Disclosure Policy and

(2) the Advisor's Proxy Voting and Disclosure Policy, including a detailed description of the Advisor's specific proxy voting guidelines.

                       CAPITAL MANAGEMENT INVESTMENT TRUST

                       PROXY VOTING AND DISCLOSURE POLICY


I.   Introduction

     Effective April 14, 2003, the Securities and Exchange Commission ("SEC") adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940 ("Investment Company Act") to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the "IC Amendments").

     The IC Amendments require that the Capital Management Investment Trust ("Trust") and each of its series of shares, the Capital Management Mid-Cap Fund and Capital Management Small-Cap Fund (individually "Fund" and collectively "Funds"), disclose the policies and procedures used to determine how to vote proxies for portfolio securities. The IC Amendments also require the Funds to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

     This Proxy Voting and Disclosure Policy ("Policy") is designed to ensure that the Funds comply with the requirements of the IC Amendments, and otherwise fulfills their obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that each Fund's proxy voting is managed in an effort to act in the best interests of its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.


II.  Specific Proxy Voting Policies and Procedures

     A.   General

     The Trust's Board of Trustees ("Board") believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Funds' shareholders.

     B.   Delegation to Fund's Advisor

     The Board believes that Capital Management Associates, Inc. ("Advisor"), as the Funds' investment advisor, is in the best position to make individual voting decisions for each Fund consistent with this Policy. Therefore, subject to the oversight of the Board, the Advisor is hereby delegated the following duties:

     (1)  to make the proxy voting decisions for each Fund; and
     (2) to assist each Fund in disclosing the Fund's proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and
          (d) whether the Fund cast its vote for or against management.

     The Board, including a majority of the independent trustees of the Board, must approve the Advisor's Proxy Voting and Disclosure Policy ("Advisor's Voting Policy") as it relates to each Fund. The Board must also approve any material changes to the Advisor's Voting Policy no later than four (4) months after adoption by Advisor.

     C.   Conflicts

     In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund's shareholders. For purposes of this Policy a vote shall be considered in the best interest of the Fund's shareholders
     (i) when a vote is cast consistent with a specific voting policy as set forth in the Advisor's Voting Policy, provided such specific voting policy was approved by the Board or (ii) when a vote is cast consistent with the decision of the Trust's Proxy Voting Committee (as defined below). In addition, provided the Advisor is not affiliated with a Fund's principal underwriter or an affiliated person of the principal underwriter and neither the Fund's principal underwriter nor an affiliated person of the principal underwriter has influenced the Advisor with respect to a matter to which the Fund is entitled to vote, a vote by the Advisor shall not be considered a conflict between the Fund's shareholders and the Fund's principal underwriter or affiliated person of the principal underwriter.


III. Fund Disclosure

     A. Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

          Beginning with a Fund's next annual update to its Statement of Additional Information ("SAI") on Form N-1A after July 1, 2003, the Fund shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders. The Fund will notify shareholders in the SAI and the Fund's shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund's website, if applicable, and by reviewing filings available on the SEC's website at http://www.sec.gov. The Fund will send this description of the Fund's Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

     B.   Disclosure of the Fund's Complete Proxy Voting Record

          In accordance with Rule 30b1-4 of the Investment Company Act, beginning after June 30, 2004, each Fund shall disclose to its shareholders on Form N-PX the Fund's complete proxy voting record for the twelve month period ended June 30 by no later than August 31 of each year.

          Each Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

          (i)     The name of the issuer of the portfolio security;

          (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

          (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

          (iv)    The shareholder meeting date;

          (v)     A brief identification of the matter voted on;

          (vi) Whether the matter was proposed by the issuer or by a security holder;

          (vii)   Whether the Fund cast its vote on the matter;

          (viii) How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (ix)    Whether the Fund cast its vote for or against management.

          Each Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund's website, if applicable. If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund's most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

          Each Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund's website at a specified Internet address; and (2) on the SEC's website. If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund's most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.


IV.  Recordkeeping

     The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

          (i)     A copy of this Policy;
          (ii)    Proxy statements received regarding each Fund's securities;
          (iii)   Records of votes cast on behalf of each Fund; and
          (iv) A record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

     The foregoing records may be kept as part of the Advisor's records.

     The Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.


V.   Proxy Voting Committee

A.   General

     The proxy voting committee of the Trust ("Proxy Voting Committee ") shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide. The purpose of the Proxy Voting Committee shall be to determine how a Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor or principal underwriter, on the other hand.

B.   Powers and Methods of Operation

     The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust's records. The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.

VI.  Other

     This Policy may be amended, from time to time, as determined by the Board.

Adopted as of this 22nd day of May, 2003.

                       Capital Management Associates, Inc.
                       -----------------------------------
                      Proxy Voting Policies and Procedures
                      ------------------------------------




Effective March 10, 2003, the Securities and Exchange Commission ("SEC") adopted a new rule and rule amendments under the Investment Advisers Act of 1940. Rule 206(4)-6 imposes a number of requirements on investment advisers that have voting authority with respect to securities held in their clients' accounts.

These written policies and procedures are designed to reasonably ensure that Capital Management Associates votes proxies in the best interest of clients who have given Capital Management Associates voting authority; and describes how the adviser addresses material conflicts between its interests and those of its clients with respect to proxy voting. In accordance with the requirements of the new Rule, Policies and Procedures for Capital Management Associates are herewith provided.

Capital Management Associates maintains internal records on proxy votes for its clients, including a record of how proxies are voted and why. The portfolio management staff is responsible for deciding what is in the best interest of each particular client when determining how proxies are voted. Proxy voting decisions will be made considering the guidelines in the ISS Proxy Voting Manual and following the procedures recited herein. Because circumstances differ between clients, some clients contractually reserve the right to vote their own proxies or contractually direct us to vote their proxies in a certain manner.

Proxy Voting
------------

Capital Management Associates will vote proxies according to the proxy voting recommendations contained in the attached summary of the ISS Proxy Voting Manual. In the event the ISS manual does not address a particular voting situation, the voting decision will be made by the portfolio management staff on a case-by-case basis.

Proxy Voting Process:
---------------------
A portfolio company's custodian, in advance of each company's annual or special meeting provides Capital Management Associates the appropriate proxies to be voted. Capital Management Associates is responsible for maintaining records of all proxy statements received and all votes cast. The compliance officer at Capital Management Associates is responsible for maintaining copies of all proxy policies and procedures; and for determining when a potential conflict of interest exists (see "Conflicts of Interest" below). The operations department is responsible for setting up new client accounts; determining which accounts Capital Management Associates has proxy voting responsibilities for; maintaining copies of all documents created that were material to or memorialized the voting decision; obtaining the appropriate guidance from the portfolio management staff on how to vote; maintaining records of all communications received from clients requesting information on how their proxies were voted and Capital Management Associates' responses to such requests. The operations department monitors corporate actions, ensuring the notifications from portfolio company custodians are recorded in the portfolio management/accounting system.

Record of Shareholder Proxy Voting.
-----------------------------------

A list of all portfolio companies held as of the end of each calendar year shall be maintained in the Proxy Voting file, with updates of new companies purchased since the end of the year on which proxies may be received. Copies of all proxy votes will be kept in the same file. Additional copies of each proxy will be kept in the files of the individual companies. Capital Management Associates will notify clients on how they can obtain records of how the advisor voted with respect to their securities and describe the proxy voting policies and procedures to each client. Capital Management Associates will provide copies of the policies and procedures to clients upon request. Clients can obtain information on how their proxies were voted and request copies of the proxy voting policies and procedures by calling Capital Management Associates at (212) 320-2008.

Capital Management Associates portfolio management team will provide periodic review sessions at least annually to reacquaint staff involved in voting proxies with the proxy voting policies and procedures and discuss current proxy issues.

Conflicts of Interest.
----------------------

Resolving Potential Conflicts of Interest:

Each proxy is reviewed by the portfolio management staff who identify potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

     1 The advisor manages a pension plan for a portfolio company whose management is soliciting proxies
     2 The advisor has a material business relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast
     3 The adviser or its principals have a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

In cases where a potential conflict of interest exists, the compliance officer will vote in accordance with ISS recommendations if application of such recommendations to the matter at hand involve little discretion on the part of the adviser. If such recommendations do not apply or involve adviser discretion, then the adviser will either disclose the conflict to the client and obtain their consents before voting or suggest that the client engage another party to determine how the proxies should be voted.


Other
-----

Capital Management Associates reserves the right to amend and revise this policy without notice at any time. This policy is dated June 30, 2003.

Appendix B
ISS Proxy Voting Guidelines Summary.

The following is a condensed version of all proxy voting recommendations contained in The ISS Proxy Voting Manual.

The Board of Directors (Chapter 3)

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a case-by-case basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

o Attend less than 75 percent of the board and committee meetings without a valid excuse,
o    Implement or renew a dead-hand or modified dead-hand poison pill,
o Ignore a shareholder proposal that is approved by a majority of the shares outstanding,
o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years,
o Failed to act on takeover offers where the majority of the shareholders tendered their shares,
o Are inside directors and sit on the audit, compensation, or nominating committees, and
o Are inside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

Separating Chairman and CEO

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

o Designated lead director appointed from the ranks of the independent board members with clearly delineated duties,
o    Majority of independent directors on board,
o    All-independent key committees,
o    Committee  chairpersons  nominated  by  the  independent  directors,
o    CEO performance reviewed annually by a committee of outside directors,
o    Established governance guidelines, and
o    Company performance.

Proposals Seeking a Majority of Independent Directors

Shareholder proposals asking that a majority of directors be independent should be evaluated on a case-by-case basis. Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

Stock Ownership Requirements

Vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Term of Office

Vote against shareholder proposals to limit the tenure of outside directors.

Age Limits

Vote against shareholder proposals to impose a mandatory retirement age for outside directors.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a case-by-case basis, using Delaware law as the standard. Vote against proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
(2) only if the director's legal expenses would be covered.

Proxy Contests (Chapter 4)

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a case-by-case basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Auditors (Chapter 5)

Ratifying Auditors

Vote for proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Proxy Contest Defenses (Chapter 6)

Board Structure: Staggered vs. Annual Elections

Vote against proposals to classify the board.
Vote for proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors

Vote against proposals that provide that directors may be removed only for cause.
Vote for proposals to restore shareholder ability to remove directors with or without cause.
Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote for proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

Vote against proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company's other governance provisions.

Shareholder Ability to Call Special Meetings

Vote against proposals to restrict or prohibit shareholder ability to call special meetings.
Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

Shareholder Ability to Act by Written Consent

Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote for proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Alter the Size of the Board

Vote for proposals that seek to fix the size of the board.
Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

Tender Offer Defenses (Chapter 7)

Poison Pills

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
Review on a case-by-case basis shareholder proposals to redeem a company's poison pill.
Review on a case-by-case basis management proposals to ratify a poison pill.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price. Generally, vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Vote for proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments. Review on a case-by-case basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a case-by-case basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Vote   against   dual-class    exchange   offers.
Vote against dual-class recapitalizations.

Supermajority Shareholder Vote Requirement to Amend the
Charter or Bylaws

Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
Vote  for  shareholder   proposals  to  lower  supermajority   shareholder  vote
requirements for charter and bylaw amendments.

Supermajority Shareholder Vote Requirement to Approve Mergers

Vote against management proposals to require a supermajority shareholder vote to
approve  mergers  and  other  significant   business   combinations.
Vote  for  shareholder   proposals  to  lower  supermajority   shareholder  vote
requirements for mergers and other significant business combinations.

White Squire Placements

Vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.


Miscellaneous Governance Provisions (Chapter 8)

Confidential Voting

Vote for shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.
Vote for management proposals to adopt confidential voting.

Equal Access

Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Bundled Proposals

Review on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Shareholder Advisory Committees

Review on a case-by-case basis proposals to establish a shareholder advisory committee.



Capital Structure (Chapter 9)

Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.
Vote against proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

Stock Distributions: Splits and Dividends

Vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

Reverse Stock Splits

Vote for management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting.

Review on a case-by-case basis on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue.

Preferred Stock

Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

Shareholder Proposals Regarding Blank Check Preferred Stock

Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Vote for management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a case-by-case basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings

Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. Consider the following issues: Dilution--How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control--
Will the transaction result in a change in control of the company? Bankruptcy-- Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

Share Repurchase Programs

Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Tracking Stock

Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as:

o    adverse governance changes,
o    excessive increases in authorized capital stock,
o    unfair method of distribution,
o    diminution of voting rights,
o    adverse conversion features,
o    negative impact on stock option plans, and
o    other alternatives such as spinoff.


Executive and Director Compensation (Chapter 10)

Votes with respect to compensation plans should be determined on a case-by-case basis.
Our new methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's new rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap. Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for (1) long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index), (2) cash compensation, and (3) categorization of the company as emerging, growth, or mature. These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

Management Proposals Seeking Approval to Reprice Options

Vote  on  management   proposals  seeking  approval  to  reprice  options  on  a
case-by-case basis.

Director Compensation

Votes on stock-based plans for directors are made on a case-by-case basis.


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

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be made on a case-by-case basis.

OBRA-Related Compensation Proposals:

o Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Vote  for  plans  that  simply  amend   shareholder-approved  plans  to  include
administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

o Amendments to Added Performance-Based Goals

Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

o Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

o Approval of Cash or Cash-and-Stock Bonus Plans

Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

Shareholder Proposals to Limit Executive and Director Pay

Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.
Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

Golden and Tin Parachutes

Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.
Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

Employee Stock Ownership Plans (ESOPs)

Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Vote for proposals to implement a 401(k) savings plan for employees.




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

State of Incorporation (Chapter 11)

Voting on State Takeover Statutes

Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Voting on Reincorporation Proposals

Proposals to change a company's state of incorporation should be examined on a case-by-case basis.


Mergers and Corporate Restructurings (Chapter 12)

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a case-by-case basis.

Spinoffs

Votes on spinoffs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

Asset Sales

Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.


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


Liquidations

Votes on liquidations should be made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.


Appraisal Rights

Vote for proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Vote for changing the corporate name.

Mutual Fund Proxies (Chapter 13)

Election of Directors

Vote the election of directors on a case-by-case basis, considering the following factors: board structure; director independence and qualifications; and compensation of directors within the fund and the family of funds attendance at board and committee meetings.

Votes should be withheld from directors who:
o attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.
o ignore a shareholder proposal that is approved by a majority of shares outstanding;
o ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years;
o    are interested directors and sit on the audit or nominating committee; or
o are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Converting Closed-end Fund to Open-end Fund

Vote conversion proposals on a case-by-case basis, considering the following factors: past performance as a closed-end fund; market in which the fund invests; measures taken by the board to address the discount; and past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

Vote proxy contests on a case-by-case basis, considering the following factors: past performance; market in which fund invests; and measures taken by the board to address the issues past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements

Vote the investment advisory agreements on a case-by-case basis, considering the following factors: proposed and current fee schedules; fund category/investment objective; performance benchmarks; share price performance as compared with peers; and the magnitude of any fee increase.

Approving New Classes or Series of Shares

Vote for the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote the authorization for or increase in preferred shares on a case-by-case basis, considering the following factors: stated specific financing purpose and other reasons management gives possible dilution for common shares.

1940 Act Policies

Vote these proposals on a case-by-case basis, considering the following factors:
potential  competitiveness;   regulatory  developments;  current  and  potential
returns; and current and potential risk.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote these proposals on a case-by-case basis, considering the following factors: fund's target investments; reasons given by fund for change; and the projected impact of change on portfolio.

Change Fundamental Investment Objective to Nonfundamental

Vote against proposals to change a fund's fundamental investment objective to nonfundamental.

Name Rule Proposals

Vote these proposals on a case-by-case basis, considering the following factors: political/economic changes in target market; bundling with quorum requirements; bundling with asset allocation changes; and consolidation in the fund's target market.

Disposition of Assets/Termination/Liquidation

Vote these proposals on a case-by-case basis, considering the following factors: strategies employed to salvage the company; company's past performance; and terms of the liquidation.

Changes to the Charter Document

Vote changes to the charter document on a case-by-case basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

Changing the Domicile of a Fund

Vote reincorporations on a case-by-case basis, considering the following factors: state regulations of both states; required fundamental policies of both states; and the increased flexibility available.


Change in Fund's Subclassification

Vote these proposals on a case-by-case basis, considering the following factors: potential competitiveness; current and potential returns; risk of concentration; and consolidation in the target industry.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Vote against these proposals.

Distribution Agreements

Vote these proposals on a case-by-case basis, considering the following factors: fees charged to comparably sized funds with similar objectives; proposed distributor's reputation and past performance; and competitiveness of fund in industry.

Master-Feeder Structure

Vote for the establishment of a master-feeder structure.

Changes to the Charter Document

Vote changes to the charter document on a case-by-case basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

Mergers

Vote merger proposals on a case-by-case basis, considering the following factors: resulting fee structure; performance of both funds; and continuity of management personnel.

Shareholder Proposals
Establish Director Ownership Requirement

Vote against the establishment of a director ownership requirement.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse proxy solicitation expenses should be analyzed on a case-by-case basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Terminate the Investment Advisor

Vote to terminate the investment advisor on a case-by-case basis, considering the following factors: performance of the fund's NAV and the history of shareholder relations.


Social and Environmental Issues (Chapter 14)

CONSUMER ISSUES AND PUBLIC SAFETY


Animal Rights

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

o The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),
o The availability and feasibility of alternatives to animal testing to ensure product safety, and
o    The degree that competitors are using animal-free testing.

Drug Pricing

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

o    Whether the proposal focuses on a specific drug and region;
o Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness;
o    Whether the company already limits price increases of its products;
o Whether the company already contributes life-saving pharmaceuticals to the needy; and
o    The extent that peer companies implement price restraints.


Genetically Modified Foods

Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

o    The costs and feasibility of labeling and/or phasing out;
o The nature of the company's business and the proportion of it affected by the proposal;
o The proportion of company sales in markets requiring labeling or GMO-free products;
o    The extent that peer companies label or have eliminated GMOs;
o Competitive benefits, such as expected increases in consumer demand for the company's products; and
o The risks of misleading consumers without federally mandated, standardized labeling.

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

Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.

Vote AGAINST proposals to completely phase out GMOs from the company's products. Such resolutions presuppose that there are proven health risks to GMOs--an issue better left to federal regulators--which outweigh the economic benefits derived from biotechnology.

Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company's products, taking into account:

o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution;
o    The extent that peer companies have eliminated GMOs;
o The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products; and
o Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs.

Vote AGAINST proposals seeking a report on the health effects of GMOs. Studies of this sort are better undertaken by regulators and the scientific community.

Handguns

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

Predatory Lending

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

o Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices;
o Whether the company has adequately disclosed the financial risks of its subprime business; and
o Whether the company has been subject to violations of lending laws or serious lending controversies.

Tobacco

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

o    Whether the company complies with all local ordinances and regulations;
o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness; and
o    The risk of any health-related liabilities.

Advertising to youth:

o Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations;
o    Whether the company  has gone as far as peers in  restricting  advertising;
     and
o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth.

Cease production of tobacco-related products or avoid selling products to tobacco companies:

o    The percentage of the company's business affected and
o The economic loss of eliminating the business versus any potential tobacco-related liabilities.


Spinoff tobacco-related businesses:
o    The percentage of the company's business affected;
o    The feasibility of a spinoff; and
o    Potential future liabilities related to the company's tobacco business.


Stronger product warnings:
Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.


Investment in tobacco stocks:
Vote  AGAINST  proposals  prohibiting  investment  in  tobacco  equities.   Such
decisions are better left to portfolio managers.


ENVIRONMENT AND ENERGY


Arctic National Wildlife Refuge

Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

o    Whether there are publicly available environmental impact reports;
o Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and
o    The current status of legislation regarding drilling in ANWR.

CERES Principles

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

o The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES;

o The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills;
o Environmentally conscious practices of peer companies, including endorsement of CERES; and
o    Costs of membership and implementation.


Environmental Reports

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

Global Warming

Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting. However, additional reporting may be warranted if:

o    The company's level of disclosure lags that of its competitors or
o The company has a poor environmental track record, such as violations of federal and state regulations.


Recycling

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

o    The nature of the company's business and the percentage affected;
o    The extent that peer companies are recycling;
o    The timetable prescribed by the proposal;
o    The costs of implementation; and
o Whether the company has a poor environmental track record, such as violations of federal and state regulations.

Renewable Energy

Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

o    The nature of the company's business and the percentage affected;
o The extent that peer companies are switching from fossil fuels to cleaner sources;
o    The timetable and specific action prescribed by the proposal; and
o    The costs of implementation.

GENERAL CORPORATE ISSUES

Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

o    The relevance of the issue to be linked to pay;
o The degree that social performance is already included in the company's pay structure;
o The degree that social performance is used by peer companies in setting pay;
o Violations or complaints filed against the company relating to the particular social performance measure;
o Artificial limits sought by the proposal, such as freezing or capping executive pay;
o    Independence of the compensation committee; and
o    Current company pay levels.

Charitable/Political Contributions

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

o The company is in compliance with laws governing corporate political activities, and
o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote  AGAINST   proposals   restricting  the  company  from  making   charitable
contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

LABOR STANDARDS AND HUMAN RIGHTS

China Principles

Vote CASE-BY-CASE on proposals to implement the China Principles, taking into account:

o The company's current workplace code of conduct or adherence to other global standards and their similarity to the Principles;
o    Agreements with foreign suppliers to meet certain workplace standards;
o    How company and vendor facilities are monitored;
o    Peer company adherence to the Principles;
o    Costs and feasibility/legality of implementing the Principles;
o    Control of company and involvement of Chinese army/government; and
o Whether the company has been recently involved in labor and human rights controversies or violations.

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

Country-specific human rights reports

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

o    The nature and amount of company business in that country;
o    The company's workplace code of conduct;
o    Proprietary and confidential information involved;
o    Company compliance with U.S. regulations on investing in the country; and
o    Level of peer company involvement in the country.

International Codes of Conduct/Vendor Standards

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

o The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent;
o    Agreements with foreign suppliers to meet certain workplace standards;
o    How company and vendor facilities are monitored;
o    Company participation in fair labor organizations;
o    Type of business;
o    Proportion of business conducted overseas;
o    Countries of operation with known human rights abuses;
o Whether the company has been recently involved in labor and human rights controversies or violations;
o    Peer company standards and practices; and
o    Union presence in company's international factories.

Generally vote AGAINST proposals that mandate outside independent monitoring, which may entail sizable costs to the company unless there are serious concerns or controversies surrounding the company's overseas operations.

Generally vote FOR reports outlining vendor standards compliance unless:

o The company does not operate in countries with significant human rights violations;
o    The company has no recent human rights controversies or violations; or
o The company already publicly discloses information on its vendor standards compliance.

MacBride Principles

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

o    Company compliance with or violations of the Fair Employment Act of 1989;
o    Company   antidiscrimination   policies  that  already   exceed  the  legal
     requirements;
o    The cost and feasibility of adopting all nine principles;
o The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles);

o    The potential for charges of reverse discrimination;
o The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted;
o    The level of the company's investment in Northern Ireland;
o    The number of company employees in Northern Ireland;
o    The degree that industry peers have adopted the MacBride Principles; and
o Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.


MILITARY BUSINESS

Foreign Military Sales/Offsets

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Landmines

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine and cluster bomb production, taking into account:

o Whether the company currently manufactures landmines or landmine components and
o    Whether the company's peers have renounced future production.

Spaced-Based Weaponization

Generally  vote  FOR  reports  on  a  company's   involvement  in   spaced-based
weaponization unless:

o    The information is already publicly available or
o    The disclosures sought could compromise proprietary information.


WORKPLACE DIVERSITY

Board Diversity

Generally vote FOR reports on the company's efforts to diversify the board, unless:

o The board composition is reasonably inclusive in relation to companies of similar size and business or
o The board already reports on its nominating procedures and diversity initiatives.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

o    The degree of board diversity;
o    Comparison with peer companies;
o    Established process for improving board diversity;

o    Existence of independent nominating committee;
o    Use of outside search firm; and
o    History of EEO violations.


Equal Employment Opportunity (EEO)

Generally  vote  FOR  reports   outlining  the  company's   affirmative   action
initiatives unless:

o    The company has well-documented equal opportunity programs;
o The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and
o    The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

o    The composition of senior management and the board is fairly inclusive;
o The company has well-documented programs addressing diversity initiatives and leadership development;
o The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and/or
o    The company has no recent EEO-related violations or litigation.



Sexual Orientation

Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:

o Whether the company's EEO policy is already in compliance with federal, state, and local laws;
o    Whether the company has any recent EEO violations or litigation; and
o Whether the company faced controversies regarding unfair treatment of gay and lesbian employees.

Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.










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
________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust


                              Institutional Shares



                                  Annual Report


                      FOR THE YEAR ENDED NOVEMBER 30, 2003






                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005


                         CAPITAL MANAGEMENT MID-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Mid-Cap Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Shields & Company, 140 Broadway, 44th Floor, New York, New York 10005, Phone 1-212-320-3015.

                          CAPITAL MANAGEMENT ASSOCIATES
                                  INCORPORATED
                       140 Broadway   New York, NY 10005

                                                              TEL:(212) 320-2000
INVESTMENT ADVISORS                                           FAX:(212) 420-2040


                                January 27, 2004

Dear Fellow Shareholders:

During the 1st quarter of 2003, geo-political events and the general threat of terrorism directly effected equity markets in the United States. Abandoning the passive position taken by the Untied Nations, President Bush announced that the U.S. military would search for and destroy weapons of mass destruction in Iraq. Equity markets declined in response to this military action and the world watched in anticipation as coalition troops moved rapidly across the deserts of Iraq.

Defeat came quickly to Saddam Hussein and his regime while citizens of Iraq appeared to be shocked that the tyrant, who had terrorized his own country for almost three decades, had been toppled. In fact, many Iraqis remained fearful that Saddam would return to power as U.S. troops searched in vain to capture Hussein. As news filtered out of the Middle East gold prices soared in response to the long-term commitment that America made to Iraq. Billions of dollars would be needed to finance this military action and millions more would be necessary to rebuild the Iraqi infrastructure that had been destroyed.

However, the global news began to improve as Iraq began to stabilize and U.S. corporations finally emerged from their three-year earnings recession. Fiscal stimulus enabled interest rates to remain at historic lows, tax cuts began to stimulate consumer spending and corporate America kept a close eye on expenses during 2003. Finally, as the U.S. economy registered strong GDP numbers, Saddam Hussein was captured without a shot being fired.

Recent Market Strategy
----------------------

The Capital management Mid-Cap Fund continued to be positioned for recovery in the US economy in 2003, with an emphasis on stable, well-managed companies that were dominant in their industry. We favored companies that were expected to be the beneficiaries of an economic recovery, and that could conceivably achieve a projected return on equity (ROE) of 15% or greater. At this time the most attractive opportunities appear to be concentrated in healthcare and traditional cyclical sectors. While the Capital Management Mid-Cap Fund outperformed the S&P 500 due to our selective investment strategy, both the Russell Mid Cap Value Index and the S&P 400 Mid Cap Index have weightings in the financial sector that are greater than the weighting for financials in portfolios managed by Capital Management Associates, because of this overweighting in financials those indices outperformed in 2003.


Economic Outlook
----------------

During the 4th quarter of 2003, the U.S. economy confirmed that it is indeed possible for industrial production, consumer spending and the federal deficit to grow simultaneously in a low interest rate environment without dire inflationary consequences. This rebound in U.S. industrial production will accelerate during 2004 as the global economy gains momentum and businesses become more confident in their forecasts.

U.S. corporations enjoyed a surge in profitability during 2003 because production costs were extremely low and the weakness of the dollar improved their overseas profit margins. In 2004 most corporations will focus primarily on improving sales and revenue while maintaining their low cost structure. Unfortunately, this could mean that the unemployment rate will remain stubbornly high as the jobless recovery moves forward.

Jobs, or more importantly, the scarcity of good jobs, will undoubtedly become a significant political issue during this election year. However, corporations will remain loathe to rehire workers until there is a compelling need to increase payrolls. Look for companies to increase their labor costs only after the rebound in profits is firmly established and inventories are dangerously low.

The Federal Reserve remains committed to a stimulative monetary policy that will eliminate all concerns regarding deflation and it appears that Chairman Greenspan will only raise interest rates when inflation becomes a significant threat to the health of the economy. At this time, there appears to be little evidence that the increases we have witnessed in commodity prices will significantly impact the price of goods sold and signs of broader based inflation are not yet visible.

We believe that improved consumer confidence will drive spending during 2004 on everything from MP3 players to housing. Consumers in combination with corporations that are cautiously increasing their capital spending programs, will drive profits for U.S. corporations higher during 2004.

Equity Markets
--------------

The economic foundation that is necessary to sustain a bull market has been established during 2003. Interest rates in the United States remain low, corporate profits are surging, global economies are awakening and inflation currently appears to be a non-issue.

The most significant question currently facing investors is one of valuation. We believe that the uptrend in earnings estimates will easily support higher stock prices in 2004. Asset allocation decisions should continue to favor equities as cash yields and fixed income instruments become even more unattractive.

Current Portfolio Strategy
--------------------------

CMA continues to position its portfolios to take advantage of an economic recovery. We enter this year fully invested, with a list of stocks that we expect will benefit from a recovery that will gain strength as the year progresses. We remain invested in Value stocks that should help to preserve capital, if as anticipated, the markets continue to experience a high level of volatility. Based on our forecasts that the US economy will grow at a 4% rate during 2004, we remain focused on companies that are well positioned to be beneficiaries of continued strength in the US economy.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the fund is subject to investment risks, including, without limitation, risk related to investment in equity securities, market risk, risk related to investment in medium capitalization companies, investment advisor risk and other risks as set forth in the prospectus. For more complete information regarding the fund, including additional information about risks, charges and expenses, obtain a prospectus by calling the fund directly at 1-888-626-3863. Please read the prospectus carefully before you invest.


                                              Joseph A. Zock
                                              President
                                              Capital Management Associates






________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.


Investment in the fund is subject to investment risks, including, without limitation, risk related to investment in equity securities, market risk, risk related to investment in medium capitalization companies, investment advisor risk and other risks as set forth in the prospectus. For more complete information regarding the fund, including additional information about risks, charges and expenses, obtain a prospectus by calling the fund directly at 1-888-626-3863. Please read the prospectus carefully before you invest.
________________________________________________________________________________

                         CAPITAL MANAGEMENT MID-CAP FUND
                              INSTITUTIONAL SHARES

                    Performance Update - $250,000 Investment

        For the period from January 27, 1995 (Commencement of Operations)
                              to November 30, 2003

--------------------------------------------------------------------------------
                     Capital Management
                        Mid-Cap Fund         Russell Mid-Cap       S&P 500 Total
                    Institutional Shares      Value Index           Return Index
--------------------------------------------------------------------------------
 01/27/1995              $250,000              $250,000              $250,000
 05/31/1995               280,704               284,197               286,433
 11/30/1995               307,511               324,526               329,083
 05/31/1996               338,926               352,682               367,883
 11/30/1996               367,685               396,192               420,773
 05/31/1997               414,220               435,626               476,098
 11/30/1997               492,411               510,608               540,753
 05/31/1998               511,976               566,332               622,190
 11/30/1998               438,528               540,660               668,702
 05/31/1999                509967               593,328               753,011
 11/30/1999                519246               541,958               808,433
 05/31/2000               624,227               574,035               831,908
 11/30/2000               586,162               609,444               774,321
 05/31/2001               620,697               694,111               744,113
 11/30/2001               583,734               651,613               679,671
 05/31/2002               648,508               730,637               641,069
 11/30/2002               545,868               628,105               567,433
 05/31/2003               555,354               688,762               589,382
 11/30/2003               643,499               811,556               653,054




This graph depicts the performance of the Capital Management Mid-Cap Fund's (the "Fund") Institutional Shares versus the S&P 500 Total Return Index and the
Russell Mid-Cap Value Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

          --------------- --------------- ----------------------------
                                               Since Commencement
             One Year       Five Years       of Operations (1/27/95)
          --------------- --------------- ----------------------------
              17.89 %          7.97 %                11.28 %
          --------------- --------------- ----------------------------



>>   The graph  assumes an initial  $250,000  investment  at  January  27,  1995
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At November 30, 2003, the value of the Fund's Institutional Shares would have increased to $643,499 - a cumulative total investment return of 157.40% since January 27, 1995.

>> At November 30, 2003, the value of a similar investment in the S&P 500 Total Return Index would have increased to $653,054 - a cumulative total investment return of 161.22% since January 27, 1995; while the value of a similar investment in the Russell Mid-Cap Value Index would have grown to $811,556 - a cumulative total investment return of 224.62% since January 31, 1995 (there were no daily values available for this index during January 1995).

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.83%

      Advertising - 2.43%
        (a)Lamar Advertising Company .............................................                    6,500             $   228,800
                                                                                                                        -----------

      Aerospace / Defense - 2.99%
        (a)L-3 Communications Holdings, Inc. .....................................                    6,000                 282,300
                                                                                                                        -----------
      Banks - 9.37%
           Comerica Inc. .........................................................                    5,000                 260,750
           Commerce Bancorp, Inc. ................................................                    6,000                 310,080
           Compass Bancshares, Inc. ..............................................                    8,000                 312,880
                                                                                                                        -----------
                                                                                                                            883,710
                                                                                                                        -----------
      Beverages - 3.11%
        (a)Constellation Brands, Inc. ............................................                    8,500                 293,335
                                                                                                                        -----------

      Commercial Services - 3.22%
        (a)Cendant Corporation ...................................................                   13,700                 303,592
                                                                                                                        -----------

      Computers - 2.66%
        (a)Affiliated Computer Services, Inc. ....................................                    5,000                 250,700
                                                                                                                        -----------

      Electric - 2.85%
           SCANA Corporation .....................................................                    8,000                 268,640
                                                                                                                        -----------

      Electronics - 8.86%
        (a)Arrow Electronics, Inc. ...............................................                   11,000                 257,180
        (a)Flextronics International, Ltd. .......................................                   15,500                 248,465
           Parker-Hannifin Corporation ...........................................                    6,000                 329,940
                                                                                                                        -----------
                                                                                                                            835,585
                                                                                                                        -----------
      Food - 6.78%
        (a)Del Monte Foods Company ...............................................                   30,000                 287,100
           Flowers Foods, Inc. ...................................................                   13,500                 352,350
                                                                                                                        -----------
                                                                                                                            639,450
                                                                                                                        -----------
      Forest Products & Paper - 2.66%
           Weyerhaeuser Company ..................................................                    4,400                 250,800
                                                                                                                        -----------

      Healthcare - Products - 6.07%
           Dentsply International Inc. ...........................................                    6,300                 283,689
        (a)STERIS Corporation ....................................................                   12,500                 289,125
                                                                                                                        -----------
                                                                                                                            572,814
                                                                                                                        -----------
      Insurance - 3.12%
           Lincoln National Corporation ..........................................                    7,500                 294,075
                                                                                                                        -----------

                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Machinery - Diversified - 5.99%
     Deere & Company .............................................................                    3,800             $   232,674
     Rockwell Automation, Inc. ...................................................                   10,000                 332,500
                                                                                                                        -----------
                                                                                                                            565,174
                                                                                                                        -----------
Miscellaneous - Manufacturing - 3.00%
     Pentair, Inc. ...............................................................                    6,500                 283,400
                                                                                                                        -----------

Oil & Gas - 5.30%
     Apache Corporation ..........................................................                    4,000                 287,200
     ENSCO International, Inc. ...................................................                    8,400                 212,520
                                                                                                                        -----------
                                                                                                                            499,720
                                                                                                                        -----------
Packaging & Containers - 2.41%
     Bemis Company, Inc. .........................................................                    5,000                 227,500
                                                                                                                        -----------

Pharmaceuticals - 3.41%
  (a)IVAX Corporation ............................................................                   15,000                 321,750
                                                                                                                        -----------

Retail - 11.95%
  (a)Brinker International, Inc. .................................................                    7,000                 227,920
     J.C. Penney Company, Inc. ...................................................                   12,000                 298,560
  (a)Office Depot, Inc. ..........................................................                   18,000                 285,300
  (a)Saks Incorporated ...........................................................                   20,500                 315,290
                                                                                                                        -----------
                                                                                                                          1,127,070
                                                                                                                        -----------
Savings & Loans - 3.12%
     Sovereign Bancorp, Inc. .....................................................                   13,000                 294,580
                                                                                                                        -----------

Semiconductors - 2.61%
  (a)KLA-Tencor Corporation ......................................................                    4,200                 246,162
                                                                                                                        -----------

Software - 2.45%
  (a)Borland Software Corporation ................................................                   26,500                 231,080
                                                                                                                        -----------

Transportation - 3.47%
     CNF Transportation Inc. .....................................................                    9,800                 327,516
                                                                                                                        -----------


     Total Common Stocks (Cost $7,523,824) ...............................................................                9,227,753
                                                                                                                        -----------






                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 5.71%

      Evergreen Money Market Fund Class I Shares #218 ............................                   75,172             $    75,172
      Evergreen Select Money Market Fund Class I Shares #495 .....................                  463,328                 463,328
                                                                                                                        -----------

           Total Investment Companies (Cost $538,500) ............................                                          538,500
                                                                                                                        -----------


Total Value of Investments (Cost $8,062,324 (b)) .................................                   103.54 %           $ 9,766,253
Liabilities in Excess of Other Assets ............................................                    (3.54)%              (333,631)
                                                                                                     ------             -----------
      Net Assets .................................................................                   100.00 %           $ 9,432,622
                                                                                                     ======             ===========


      (a)  Non-income producing investment.

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


Unrealized appreciation ..........................................................................                      $ 1,755,764
Unrealized depreciation ..........................................................................                          (51,835)
                                                                                                                        -----------

           Net unrealized appreciation ...........................................................                      $ 1,703,929
                                                                                                                        ===========






















See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2003


ASSETS
      Investments, at value (cost $8,062,324) ..........................................................                $ 9,766,253
      Cash .............................................................................................                        549
      Income receivable ................................................................................                      9,917
      Prepaid expenses .................................................................................                      3,021
      Due from advisor (note 2) ........................................................................                         30
                                                                                                                        -----------

           Total assets ................................................................................                  9,779,770
                                                                                                                        -----------

LIABILITIES
      Accrued expenses .................................................................................                     22,331
      Payable for investment purchases .................................................................                    324,005
      Other liabilities ................................................................................                        812
                                                                                                                        -----------

           Total liabilities ...........................................................................                    347,148
                                                                                                                        -----------

NET ASSETS .............................................................................................                $ 9,432,622
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................                $ 8,104,060
      Accumulated net realized loss on investments .....................................................                   (375,367)
      Net unrealized appreciation on investments .......................................................                  1,703,929
                                                                                                                        -----------
                                                                                                                        $ 9,432,622
                                                                                                                        ===========
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($8,938,673 / 549,265 shares) ...............................................................                $     16.27
                                                                                                                        ===========

INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($493,949 / 31,857 shares) ..................................................................                $     15.51
                                                                                                                        ===========
      Maximum offering price per share (100 / 97 of $15.51) ............................................                $     15.99
                                                                                                                        ===========
















See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended November 30, 2003


NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................               $   107,194
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                    80,667
           Fund administration fees (note 2) ............................................................                    10,083
           Distribution and service fees - Investor Shares (note 3) .....................................                     3,370
           Custody fees (note 2) ........................................................................                     5,018
           Registration and filing administration fees (note 2) .........................................                     4,488
           Fund accounting fees (note 2) ................................................................                    36,807
           Audit fees ...................................................................................                    13,900
           Legal fees ...................................................................................                    13,418
           Securities pricing fees ......................................................................                     2,903
           Shareholder recordkeeping fees (note 2) ......................................................                    24,000
           Other accounting fees (note 2) ...............................................................                    13,990
           Shareholder servicing expenses ...............................................................                     2,423
           Registration and filing expenses .............................................................                     5,778
           Printing expenses ............................................................................                     3,281
           Trustee fees and meeting expenses ............................................................                     3,970
           Other operating expenses .....................................................................                     4,599
                                                                                                                        -----------

               Total expenses ...........................................................................                   228,695
                                                                                                                        -----------

               Less:
                    Expense reimbursements (note 2) .....................................................                   (23,675)
                    Investment advisory fees waived (note 2) ............................................                   (80,667)
                                                                                                                        -----------

               Net expenses .............................................................................                   124,353
                                                                                                                        -----------

                    Net investment loss .................................................................                   (17,159)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                   440,175
      Change in unrealized appreciation (depreciation) on investments ...................................                   956,527
                                                                                                                        -----------

           Net realized and unrealized gain on investments ..............................................                 1,396,702
                                                                                                                        -----------

               Net increase in net assets resulting from operations .....................................               $ 1,379,543
                                                                                                                        ===========






See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                  For the Years ended November 30,


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      2003                 2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
     Operations
         Net investment (loss) income .....................................................       $   (17,159)          $    14,637
         Net realized gain (loss) from investment transactions ............................           440,175              (192,264)
         Change in unrealized appreciation (depreciation) on investments ..................           956,527              (324,282)
                                                                                                  -----------           -----------
              Net increase (decrease) in net assets resulting from operations .............         1,379,543              (501,909)
                                                                                                  -----------           -----------

     Distributions to shareholders from
         Net investment income - Institutional Shares .....................................                 0               (17,141)
                                                                                                  -----------           -----------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (a) ..          (280,216)              777,063
                                                                                                  -----------           -----------

                     Total increase in net assets .........................................         1,099,327               258,013

NET ASSETS
     Beginning of year ....................................................................         8,333,295             8,075,282
                                                                                                  -----------           -----------

     End of year ..........................................................................       $ 9,432,622           $ 8,333,295
                                                                                                  ===========           ===========


(a) A summary of capital share activity follows:

                                                             -----------------------------------------------------------------------
                                                                            2003                                 2002
                                                                 Shares              Value             Shares             Value
                                                             -----------------------------------------------------------------------
--------------------------------------------------------
                  INSTITUTIONAL SHARES
--------------------------------------------------------
Shares sold ............................................            47,137        $   633,438            413,273        $ 6,518,395
Shares issued for reinvestment of distributions ........                 0                  0              1,174             17,141
Shares redeemed ........................................           (61,423)          (792,749)          (347,961)        (5,629,563)
                                                               -----------        -----------        -----------        -----------
     Net (decrease) increase ...........................           (14,286)       $  (159,311)            66,486        $   905,973
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                    INVESTOR SHARES
--------------------------------------------------------
Shares sold ............................................               185        $     2,274              2,472        $    37,977
Shares issued for reinvestment of distributions ........                 0                  0                  0                  0
Shares redeemed ........................................            (9,778)          (123,179)           (11,253)          (166,887)
                                                               -----------        -----------        -----------        -----------
     Net decrease ......................................            (9,593)       $  (120,905)            (8,781)       $  (128,910)
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                      FUND SUMMARY
--------------------------------------------------------
Shares sold ............................................            47,322        $   635,712            415,745        $ 6,556,372
Shares issued for reinvestment of distributions ........                 0                  0              1,174             17,141
Shares redeemed ........................................           (71,201)          (915,928)          (359,214)        (5,796,450)
                                                               -----------        -----------        -----------        -----------
     Net (decrease) increase ...........................           (23,879)       $  (280,216)            57,705        $   777,063
                                                               ===========        ===========        ===========        ===========




See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        INSTITUTIONAL SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the Years ended November 30,
                                                                2003         2002           2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ........................ $     13.81   $     14.80   $     17.55   $     16.80   $     14.21

      Income (loss) from investment operations
           Net investment (loss) income ...................       (0.02)         0.03          0.04          0.09          0.03
           Net realized and unrealized gain (loss)
                  on investments...........................        2.48         (0.99)         0.09          1.99          2.58
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations ...........        2.46         (0.96)         0.13          2.08          2.61
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income ..........................        0.00         (0.03)        (0.07)        (0.05)        (0.02)
           Net realized gain from investment transactions          0.00          0.00         (2.81)        (1.28)         0.00
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions ........................        0.00         (0.03)        (2.88)        (1.33)        (0.02)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of year .............................. $     16.27   $     13.81   $     14.80   $     17.55   $     16.80
                                                            ===========   ===========   ===========   ===========   ===========

Total return ..............................................       17.89 %       (6.49)%       (0.41)%       12.89 %       18.41 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year ............................. $ 8,938,673   $ 7,783,820   $ 7,358,919   $ 7,501,967   $ 5,796,478
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees...        2.79 %        2.72 %        2.85 %        1.87 %        2.81 %
           After expense reimbursements and waived fees....        1.50 %        1.50 %        1.50 %        1.50 %        1.50 %
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees...       (1.46)%       (0.99)%       (1.07)%        0.17 %       (1.07)%
           After expense reimbursements and waived fees....       (0.17)%        0.23 %        0.28 %        0.54 %        0.24 %

      Portfolio turnover rate .............................       83.42 %       48.46 %       66.38 %      105.27 %      114.00 %














                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                           INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the Years ended November 30,
                                                                2003          2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ........................ $     13.26   $     14.26   $     17.04   $     16.41   $     13.96

      Income (loss) from investment operations
           Net investment loss ............................       (0.13)        (0.08)        (0.07)        (0.04)        (0.11)
           Net realized and unrealized gain (loss)
                  on investments...........................        2.38         (0.92)         0.10          1.95          2.56
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations ...........        2.25         (1.00)         0.03          1.91          2.45
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net realized gain from investment transactions          0.00          0.00         (2.81)        (1.28)         0.00
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of year .............................. $     15.51   $     13.26   $     14.26   $     17.04   $     16.41
                                                            ===========   ===========   ===========   ===========   ===========

Total return ..............................................       16.97 %       (7.01)%       (1.18)%       12.17 %       17.55 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year ............................. $   493,949   $   549,475   $   716,363   $   786,435   $ 1,031,661
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees...        3.55 %        3.48 %        3.60 %        2.63 %        3.56 %
           After expense reimbursements and waived fees....        2.25 %        2.25 %        2.25 %        2.25 %        2.25 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees...       (2.21)%       (1.74)%       (1.81)%       (0.57)%       (1.82)%
           After expense reimbursements and waived fees....       (0.92)%       (0.51)%       (0.46)%       (0.19)%       (0.51)%

      Portfolio turnover rate .............................       83.42 %       48.46 %       66.38 %      105.27 %      114.00 %
















                                                                                     See accompanying notes to financial statements

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Capital Management Mid-Cap Fund (the "Fund"), formerly known as the Capital Management Equity Fund, is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the
     "Trust"), an open-end management investment company. The Trust was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on January 27, 1995. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Shares and Investor Shares. Only Institutional Shares were offered by the Fund prior to April 7, 1995.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the close of normal trading on the new York Stock Exchange, generally 4:00 p.m. Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

     B. FederalIncome Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code (the "Code") since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.




                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003



          The Fund has capital loss carryforwards for federal income tax purposes of $202,585 which expires in the year 2009 and $172,782 which expires in the year 2010. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

          As of November 30, 2003, the Fund had permanent book/tax differences primarily attributable to the Fund's operating net investment loss. To reflect reclassifications arising from the permanent differences, a reclassification adjustment of $17,159 would be charged to paid-in capital, and accumulated net investment loss would be credited $17,159, bringing it to zero.

     C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

     The Advisor currently intends to voluntarily reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Shares. There can be no assurance that the foregoing voluntary reimbursements will continue. The Advisor has reimbursed $23,675 of the operating expenses incurred by the Fund for the year ended November 30, 2003. The Advisor has also voluntarily waived its fee amounting to $80,667 ($0.14 per share) for the year ended November 30, 2003.

     The Fund's administrator, The Nottingham Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets.

                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003



     The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum fee of $4,800 annually. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. For the fiscal year ended November 30, 2003, the Transfer Agent received $24,000 in such shareholder recordkeeping fees.

     Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended November 30, 2003, the Distributor retained sales charges amounting to $4.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $3,370 of such expenses for the year ended November 30, 2003.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $6,559,811 and $6,463,531, respectively, for the year ended November 30, 2003.






                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                November 30, 2003
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-888-626-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $4,400 during the fiscal year ended November 30, 2003 from the Fund for their services to the Fund and Trust. The Interested Trustees and officers did not receive compensation from the Fund for their services to the Fund and Trust.

---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                                                           Number of
                                                                                          Portfolios
                                                                                           in Fund
                              Position(s)  Length                                          Complex
        Name, Age,            held with    of Time        Principal Occupation(s)         Overseen by      Other Directorships
        and Address           Fund/Trust   Served           During Past 5 Years             Trustee          Held by Trustee
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                       Independent Trustees
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Lucius E. Burch, III, 62     Trustee       Since    Chairman   and   Chief    Executive        2                  None
                                           12/94    Officer   (since   1982)  of  Burch
                                                    Investment  Group,  formerly Massey
                                                    Burch   Investment    Group,   Inc.
                                                    (venture capital firm)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
George S. Reichenbach, 74    Trustee       Since    Consultant  (since  1989) of Advent        2                  None
                                           11/98    International  Corporation (venture
                                                    capital firm); Director (since 1989)
                                                    of Astropower (solar energy company);
                                                    Director (since 1999) of    QuestAir
                                                    (fuel  cell  equipment company)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Anthony J. Walton, 61        Trustee       Since    Member  (since  2000) of  McFarland        2                  None
                                           12/94    Dewey &  Company,  LLC  (investment
                                                    banker);      previously,     Chief
                                                    Executive  Officer  (1995-1999)  of
                                                    Armstrong   Holdings    Corporation
                                                    (private  investment  and corporate
                                                    finance advisory firm)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                       Interested Trustees*
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
David V. Shields, 64**       Trustee       Since    Director  (since  1983) of  Capital        2                  None
Shields & Company                          12/94    Management     Associates,     Inc.
140 Broadway Street                                 (advisor  to the  Fund);  President
44th Floor                                          and Managing  Director (since 1982)
New York, NY  10005                                 of      Shields      &      Company
                                                    (broker/dealer  and  distributor to
                                                    the Fund)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Joseph V. Shields, Jr.,65**  Chairman      Since    Chairman   and   Chief    Executive        2      Chairman    of    Board   of
Shields & Company            and Trustee   12/94    Officer  (since  1982)  of  Capital               Trustees  -  BBH  Trust  for
140 Broadway Street                                 Management     Associates,     Inc.               the 12  series  of the trust
44th Floor                                          (advisor  to  the  Fund);  Chairman               (registered       investment
New York, NY  10005                                 and Managing  Director (since 1982)               companies);  Director (since
                                                    of      Shields      &      Company               1989)       of       Flowers
                                                    (broker/dealer  and  distributor to               Industries,    Inc.    (food
                                                    the Fund)                                         company);  Vice  Chairman of
                                                                                                      Board  of  Trustees   (since
                                                                                                      1995)  of  New  York  Racing
                                                                                                      Association, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
* Basis of Interestedness.  David V.  Shields and Joseph V. Shields, Jr. are  Interested Trustees  because  they are  officers and principal owners of Capital Management  Associates,  Inc., the  Fund's  investment advisor,  and  Shields & Company,  the Fund's distributor.
**David V. Shields and Joseph V. Shields, Jr. are brothers.
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         (Continued)


                         CAPITAL MANAGEMENT MID-CAP FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                November 30, 2003
                                   (Unaudited)


---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                                                           Number of
                                                                                          Portfolios
                                                                                           in Fund
                              Position(s)  Length                                          Complex
        Name, Age,            held with    of Time        Principal Occupation(s)         Overseen by      Other Directorships
        and Address           Fund/Trust   Served           During Past 5 Years             Trustee          Held by Trustee
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                          Other Officers
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Joseph A. Zock, 50           President     Since    President  (since  1982) of Capital       n/a                 n/a
Capital Management           (Principal    11/00    Management     Associates,     Inc.
Associates, Inc.             Executive              (advisor   to   the   Fund);   Vice
140 Broadway Street          Officer)               President   of  Shields  &  Company
44th Floor                                          (broker/dealer  and  distributor to
New York, NY  10005                                 the Fund)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Sarah M. Hunt, 36            Vice          Since    Vice  President   (since  1997)  of       n/a                 n/a
Capital Management           President     11/00    Capital   Management    Associates,
Associates, Inc.             (Principal             Inc. (advisor to the Fund)
140 Broadway Street          Financial
44th Floor                   Officer)
New York, NY  10005
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
C. Frank Watson III, 33      Secretary     Since    President   and   Chief   Operating       n/a                 n/a
                                           5/96     Officer   (since   1999)   of   The
                                                    Nottingham                  Company
                                                    (administrator    to   the   Fund);
                                                    previously,     Chief     Operating
                                                    Officer of The Nottingham Company
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Julian G. Winters, 34        Treasurer     Since    Vice           President-Compliance       n/a                 n/a
                                           4/98     Administration   (since   1998)  of
                                                    The       Nottingham        Company
                                                    (administrator    to   the   Fund);
                                                    previously,  Fund  Accountant,  The
                                                    Nottingham Company
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com

                                                                        Deloitte
                                                                        & Touche


INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of Capital Management Investment Trust and
     Shareholders of Capital Management Mid-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Capital Management Mid-Cap Fund (the "Fund"), including the portfolio of investments, as of November 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Management Mid-Cap Fund as of November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




/s/ Deloitte & Touche LLP

January 8, 2004


________

Deloitte
Touche
Tohmatsu
________

________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust

























                 This report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust


                                 Investor Shares



                                  Annual Report


                      FOR THE YEAR ENDED NOVEMBER 30, 2003






                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005


                         CAPITAL MANAGEMENT MID-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Mid-Cap Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Shields & Company, 140 Broadway, 44th Floor, New York, New York 10005, Phone 1-212-320-3015.

                          CAPITAL MANAGEMENT ASSOCIATES
                                  INCORPORATED
                       140 Broadway   New York, NY 10005

                                                              TEL:(212) 320-2000
INVESTMENT ADVISORS                                           FAX:(212) 420-2040


                                January 27, 2004

Dear Fellow Shareholders:

During the 1st quarter of 2003, geo-political events and the general threat of terrorism directly effected equity markets in the United States. Abandoning the passive position taken by the Untied Nations, President Bush announced that the U.S. military would search for and destroy weapons of mass destruction in Iraq. Equity markets declined in response to this military action and the world watched in anticipation as coalition troops moved rapidly across the deserts of Iraq.

Defeat came quickly to Saddam Hussein and his regime while citizens of Iraq appeared to be shocked that the tyrant, who had terrorized his own country for almost three decades, had been toppled. In fact, many Iraqis remained fearful that Saddam would return to power as U.S. troops searched in vain to capture Hussein. As news filtered out of the Middle East gold prices soared in response to the long-term commitment that America made to Iraq. Billions of dollars would be needed to finance this military action and millions more would be necessary to rebuild the Iraqi infrastructure that had been destroyed.

However, the global news began to improve as Iraq began to stabilize and U.S. corporations finally emerged from their three-year earnings recession. Fiscal stimulus enabled interest rates to remain at historic lows, tax cuts began to stimulate consumer spending and corporate America kept a close eye on expenses during 2003. Finally, as the U.S. economy registered strong GDP numbers, Saddam Hussein was captured without a shot being fired.

Recent Market Strategy
----------------------

The Capital management Mid-Cap Fund continued to be positioned for recovery in the US economy in 2003, with an emphasis on stable, well-managed companies that were dominant in their industry. We favored companies that were expected to be the beneficiaries of an economic recovery, and that could conceivably achieve a projected return on equity (ROE) of 15% or greater. At this time the most attractive opportunities appear to be concentrated in healthcare and traditional cyclical sectors. While the Capital Management Mid-Cap Fund outperformed the S&P 500 due to our selective investment strategy, both the Russell Mid Cap Value Index and the S&P 400 Mid Cap Index have weightings in the financial sector that are greater than the weighting for financials in portfolios managed by Capital Management Associates, because of this overweighting in financials those indices outperformed in 2003.


Economic Outlook
----------------

During the 4th quarter of 2003, the U.S. economy confirmed that it is indeed possible for industrial production, consumer spending and the federal deficit to grow simultaneously in a low interest rate environment without dire inflationary consequences. This rebound in U.S. industrial production will accelerate during 2004 as the global economy gains momentum and businesses become more confident in their forecasts.

U.S. corporations enjoyed a surge in profitability during 2003 because production costs were extremely low and the weakness of the dollar improved their overseas profit margins. In 2004 most corporations will focus primarily on improving sales and revenue while maintaining their low cost structure. Unfortunately, this could mean that the unemployment rate will remain stubbornly high as the jobless recovery moves forward.

Jobs, or more importantly, the scarcity of good jobs, will undoubtedly become a significant political issue during this election year. However, corporations will remain loathe to rehire workers until there is a compelling need to increase payrolls. Look for companies to increase their labor costs only after the rebound in profits is firmly established and inventories are dangerously low.

The Federal Reserve remains committed to a stimulative monetary policy that will eliminate all concerns regarding deflation and it appears that Chairman Greenspan will only raise interest rates when inflation becomes a significant threat to the health of the economy. At this time, there appears to be little evidence that the increases we have witnessed in commodity prices will significantly impact the price of goods sold and signs of broader based inflation are not yet visible.

We believe that improved consumer confidence will drive spending during 2004 on everything from MP3 players to housing. Consumers in combination with corporations that are cautiously increasing their capital spending programs, will drive profits for U.S. corporations higher during 2004.

Equity Markets
--------------

The economic foundation that is necessary to sustain a bull market has been established during 2003. Interest rates in the United States remain low, corporate profits are surging, global economies are awakening and inflation currently appears to be a non-issue.

The most significant question currently facing investors is one of valuation. We believe that the uptrend in earnings estimates will easily support higher stock prices in 2004. Asset allocation decisions should continue to favor equities as cash yields and fixed income instruments become even more unattractive.

Current Portfolio Strategy
--------------------------

CMA continues to position its portfolios to take advantage of an economic recovery. We enter this year fully invested, with a list of stocks that we expect will benefit from a recovery that will gain strength as the year progresses. We remain invested in Value stocks that should help to preserve capital, if as anticipated, the markets continue to experience a high level of volatility. Based on our forecasts that the US economy will grow at a 4% rate during 2004, we remain focused on companies that are well positioned to be beneficiaries of continued strength in the US economy.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the fund is subject to investment risks, including, without limitation, risk related to investment in equity securities, market risk, risk related to investment in medium capitalization companies, investment advisor risk and other risks as set forth in the prospectus. For more complete information regarding the fund, including additional information about risks, charges and expenses, obtain a prospectus by calling the fund directly at 1-888-626-3863. Please read the prospectus carefully before you invest.


                                              Joseph A. Zock
                                              President
                                              Capital Management Associates






________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.


Investment in the fund is subject to investment risks, including, without limitation, risk related to investment in equity securities, market risk, risk related to investment in medium capitalization companies, investment advisor risk and other risks as set forth in the prospectus. For more complete information regarding the fund, including additional information about risks, charges and expenses, obtain a prospectus by calling the fund directly at 1-888-626-3863. Please read the prospectus carefully before you invest.
________________________________________________________________________________

                         CAPITAL MANAGEMENT MID-CAP FUND
                                 INVESTOR SHARES

                     Performance Update - $10,000 Investment

         For the period from April 7, 1995 (Commencement of Operations)
                              to November 30, 2003

--------------------------------------------------------------------------------
                Capital Management
                   Mid-Cap Fund       Russell Mid-Cap       S&P 500 Total
                  Investor Shares       Value Index          Return Index
--------------------------------------------------------------------------------
 04/07/1995          $ 9,700              $10,000              $10,000
 05/31/1995            9,825               10,402               10,577
 11/30/1995           10,693               11,878               12,152
 05/31/1996           11,750               12,909               13,585
 11/30/1996           12,790               14,501               15,538
 05/31/1997           14,393               15,944               17,581
 11/30/1997           17,025               18,689               19,969
 05/31/1998           17,634               20,728               22,976
 11/30/1998           15,038               19,789               24,694
 05/31/1999           17,429               21,716               27,807
 11/30/1999           17,677               19,836               29,854
 05/31/2000           21,190               21,010               30,721
 11/30/2000           19,829               22,306               28,594
 05/31/2001           20,916               25,405               27,479
 11/30/2001           19,596               23,850               25,099
 05/31/2002           21,671               26,742               23,673
 11/30/2002           18,222               22,989               20,954
 05/31/2003           18,469               25,209               21,765
 11/30/2003           21,314               29,704               24,116


This graph depicts the performance of the Capital Management Mid-Cap Fund's (the "Fund") Investor Shares versus the S&P 500 Total Return Index and the Russell Mid-Cap Value Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

-------------------------- ------------ -------------- -------------------------
                                                          Since Commencement
                             One Year     Five Years     of Operations (4/7/95)
-------------------------- ------------ -------------- -------------------------
       No Sales Load          16.97 %       7.22 %              9.52 %
-------------------------- ------------ -------------- -------------------------
 3.00% Maximum Sales Load     13.46 %       6.57 %              9.14 %
-------------------------- ------------ -------------- -------------------------


>> The graph assumes an initial $10,000 investment ($9,700 after maximum sales load of 3.00%) at April 7, 1995 (commencement of operations). All dividends and distributions are reinvested.

>> At November 30, 2003, the value of the Fund's Investor Shares would have increased to $21,314 - a cumulative total investment return of 113.14% since April 7, 1995. Without the deduction of the 3.00% maximum sales load, the value of the Fund's Investor Shares would have increased to $21,973 - a cumulative total investment return of 119.73% since April 7, 1995. The sales load may be reduced or eliminated for larger purchases.

>> At November 30, 2003, the value of a similar investment in the S&P 500 Total Return Index would have increased to $24,116 - a cumulative total investment return of 141.16% since April 7, 1995; while the value of a similar investment in the Russell Mid-Cap Value Index would have grown to $29,704 - a cumulative total investment return of 197.04% since April 30, 1995 (there were no daily values available for this index during April
     1995).

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.83%

      Advertising - 2.43%
        (a)Lamar Advertising Company .............................................                    6,500             $   228,800
                                                                                                                        -----------

      Aerospace / Defense - 2.99%
        (a)L-3 Communications Holdings, Inc. .....................................                    6,000                 282,300
                                                                                                                        -----------
      Banks - 9.37%
           Comerica Inc. .........................................................                    5,000                 260,750
           Commerce Bancorp, Inc. ................................................                    6,000                 310,080
           Compass Bancshares, Inc. ..............................................                    8,000                 312,880
                                                                                                                        -----------
                                                                                                                            883,710
                                                                                                                        -----------
      Beverages - 3.11%
        (a)Constellation Brands, Inc. ............................................                    8,500                 293,335
                                                                                                                        -----------

      Commercial Services - 3.22%
        (a)Cendant Corporation ...................................................                   13,700                 303,592
                                                                                                                        -----------

      Computers - 2.66%
        (a)Affiliated Computer Services, Inc. ....................................                    5,000                 250,700
                                                                                                                        -----------

      Electric - 2.85%
           SCANA Corporation .....................................................                    8,000                 268,640
                                                                                                                        -----------

      Electronics - 8.86%
        (a)Arrow Electronics, Inc. ...............................................                   11,000                 257,180
        (a)Flextronics International, Ltd. .......................................                   15,500                 248,465
           Parker-Hannifin Corporation ...........................................                    6,000                 329,940
                                                                                                                        -----------
                                                                                                                            835,585
                                                                                                                        -----------
      Food - 6.78%
        (a)Del Monte Foods Company ...............................................                   30,000                 287,100
           Flowers Foods, Inc. ...................................................                   13,500                 352,350
                                                                                                                        -----------
                                                                                                                            639,450
                                                                                                                        -----------
      Forest Products & Paper - 2.66%
           Weyerhaeuser Company ..................................................                    4,400                 250,800
                                                                                                                        -----------

      Healthcare - Products - 6.07%
           Dentsply International Inc. ...........................................                    6,300                 283,689
        (a)STERIS Corporation ....................................................                   12,500                 289,125
                                                                                                                        -----------
                                                                                                                            572,814
                                                                                                                        -----------
      Insurance - 3.12%
           Lincoln National Corporation ..........................................                    7,500                 294,075
                                                                                                                        -----------

                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Machinery - Diversified - 5.99%
     Deere & Company .............................................................                    3,800             $   232,674
     Rockwell Automation, Inc. ...................................................                   10,000                 332,500
                                                                                                                        -----------
                                                                                                                            565,174
                                                                                                                        -----------
Miscellaneous - Manufacturing - 3.00%
     Pentair, Inc. ...............................................................                    6,500                 283,400
                                                                                                                        -----------

Oil & Gas - 5.30%
     Apache Corporation ..........................................................                    4,000                 287,200
     ENSCO International, Inc. ...................................................                    8,400                 212,520
                                                                                                                        -----------
                                                                                                                            499,720
                                                                                                                        -----------
Packaging & Containers - 2.41%
     Bemis Company, Inc. .........................................................                    5,000                 227,500
                                                                                                                        -----------

Pharmaceuticals - 3.41%
  (a)IVAX Corporation ............................................................                   15,000                 321,750
                                                                                                                        -----------

Retail - 11.95%
  (a)Brinker International, Inc. .................................................                    7,000                 227,920
     J.C. Penney Company, Inc. ...................................................                   12,000                 298,560
  (a)Office Depot, Inc. ..........................................................                   18,000                 285,300
  (a)Saks Incorporated ...........................................................                   20,500                 315,290
                                                                                                                        -----------
                                                                                                                          1,127,070
                                                                                                                        -----------
Savings & Loans - 3.12%
     Sovereign Bancorp, Inc. .....................................................                   13,000                 294,580
                                                                                                                        -----------

Semiconductors - 2.61%
  (a)KLA-Tencor Corporation ......................................................                    4,200                 246,162
                                                                                                                        -----------

Software - 2.45%
  (a)Borland Software Corporation ................................................                   26,500                 231,080
                                                                                                                        -----------

Transportation - 3.47%
     CNF Transportation Inc. .....................................................                    9,800                 327,516
                                                                                                                        -----------


     Total Common Stocks (Cost $7,523,824) ...............................................................                9,227,753
                                                                                                                        -----------






                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 5.71%

      Evergreen Money Market Fund Class I Shares #218 ............................                   75,172             $    75,172
      Evergreen Select Money Market Fund Class I Shares #495 .....................                  463,328                 463,328
                                                                                                                        -----------

           Total Investment Companies (Cost $538,500) ............................                                          538,500
                                                                                                                        -----------


Total Value of Investments (Cost $8,062,324 (b)) .................................                   103.54 %           $ 9,766,253
Liabilities in Excess of Other Assets ............................................                    (3.54)%              (333,631)
                                                                                                     ------             -----------
      Net Assets .................................................................                   100.00 %           $ 9,432,622
                                                                                                     ======             ===========


      (a)  Non-income producing investment.

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


Unrealized appreciation ..........................................................................                      $ 1,755,764
Unrealized depreciation ..........................................................................                          (51,835)
                                                                                                                        -----------

           Net unrealized appreciation ...........................................................                      $ 1,703,929
                                                                                                                        ===========






















See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2003


ASSETS
      Investments, at value (cost $8,062,324) ..........................................................                $ 9,766,253
      Cash .............................................................................................                        549
      Income receivable ................................................................................                      9,917
      Prepaid expenses .................................................................................                      3,021
      Due from advisor (note 2) ........................................................................                         30
                                                                                                                        -----------

           Total assets ................................................................................                  9,779,770
                                                                                                                        -----------

LIABILITIES
      Accrued expenses .................................................................................                     22,331
      Payable for investment purchases .................................................................                    324,005
      Other liabilities ................................................................................                        812
                                                                                                                        -----------

           Total liabilities ...........................................................................                    347,148
                                                                                                                        -----------

NET ASSETS .............................................................................................                $ 9,432,622
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................                $ 8,104,060
      Accumulated net realized loss on investments .....................................................                   (375,367)
      Net unrealized appreciation on investments .......................................................                  1,703,929
                                                                                                                        -----------
                                                                                                                        $ 9,432,622
                                                                                                                        ===========
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($8,938,673 / 549,265 shares) ...............................................................                $     16.27
                                                                                                                        ===========

INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($493,949 / 31,857 shares) ..................................................................                $     15.51
                                                                                                                        ===========
      Maximum offering price per share (100 / 97 of $15.51) ............................................                $     15.99
                                                                                                                        ===========
















See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended November 30, 2003


NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................               $   107,194
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                    80,667
           Fund administration fees (note 2) ............................................................                    10,083
           Distribution and service fees - Investor Shares (note 3) .....................................                     3,370
           Custody fees (note 2) ........................................................................                     5,018
           Registration and filing administration fees (note 2) .........................................                     4,488
           Fund accounting fees (note 2) ................................................................                    36,807
           Audit fees ...................................................................................                    13,900
           Legal fees ...................................................................................                    13,418
           Securities pricing fees ......................................................................                     2,903
           Shareholder recordkeeping fees (note 2) ......................................................                    24,000
           Other accounting fees (note 2) ...............................................................                    13,990
           Shareholder servicing expenses ...............................................................                     2,423
           Registration and filing expenses .............................................................                     5,778
           Printing expenses ............................................................................                     3,281
           Trustee fees and meeting expenses ............................................................                     3,970
           Other operating expenses .....................................................................                     4,599
                                                                                                                        -----------

               Total expenses ...........................................................................                   228,695
                                                                                                                        -----------

               Less:
                    Expense reimbursements (note 2) .....................................................                   (23,675)
                    Investment advisory fees waived (note 2) ............................................                   (80,667)
                                                                                                                        -----------

               Net expenses .............................................................................                   124,353
                                                                                                                        -----------

                    Net investment loss .................................................................                   (17,159)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                   440,175
      Change in unrealized appreciation (depreciation) on investments ...................................                   956,527
                                                                                                                        -----------

           Net realized and unrealized gain on investments ..............................................                 1,396,702
                                                                                                                        -----------

               Net increase in net assets resulting from operations .....................................               $ 1,379,543
                                                                                                                        ===========






See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                  For the Years ended November 30,


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      2003                 2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
     Operations
         Net investment (loss) income .....................................................       $   (17,159)          $    14,637
         Net realized gain (loss) from investment transactions ............................           440,175              (192,264)
         Change in unrealized appreciation (depreciation) on investments ..................           956,527              (324,282)
                                                                                                  -----------           -----------
              Net increase (decrease) in net assets resulting from operations .............         1,379,543              (501,909)
                                                                                                  -----------           -----------

     Distributions to shareholders from
         Net investment income - Institutional Shares .....................................                 0               (17,141)
                                                                                                  -----------           -----------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (a) ..          (280,216)              777,063
                                                                                                  -----------           -----------

                     Total increase in net assets .........................................         1,099,327               258,013

NET ASSETS
     Beginning of year ....................................................................         8,333,295             8,075,282
                                                                                                  -----------           -----------

     End of year ..........................................................................       $ 9,432,622           $ 8,333,295
                                                                                                  ===========           ===========


(a) A summary of capital share activity follows:

                                                             -----------------------------------------------------------------------
                                                                            2003                                 2002
                                                                 Shares              Value             Shares             Value
                                                             -----------------------------------------------------------------------
--------------------------------------------------------
                  INSTITUTIONAL SHARES
--------------------------------------------------------
Shares sold ............................................            47,137        $   633,438            413,273        $ 6,518,395
Shares issued for reinvestment of distributions ........                 0                  0              1,174             17,141
Shares redeemed ........................................           (61,423)          (792,749)          (347,961)        (5,629,563)
                                                               -----------        -----------        -----------        -----------
     Net (decrease) increase ...........................           (14,286)       $  (159,311)            66,486        $   905,973
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                    INVESTOR SHARES
--------------------------------------------------------
Shares sold ............................................               185        $     2,274              2,472        $    37,977
Shares issued for reinvestment of distributions ........                 0                  0                  0                  0
Shares redeemed ........................................            (9,778)          (123,179)           (11,253)          (166,887)
                                                               -----------        -----------        -----------        -----------
     Net decrease ......................................            (9,593)       $  (120,905)            (8,781)       $  (128,910)
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                      FUND SUMMARY
--------------------------------------------------------
Shares sold ............................................            47,322        $   635,712            415,745        $ 6,556,372
Shares issued for reinvestment of distributions ........                 0                  0              1,174             17,141
Shares redeemed ........................................           (71,201)          (915,928)          (359,214)        (5,796,450)
                                                               -----------        -----------        -----------        -----------
     Net (decrease) increase ...........................           (23,879)       $  (280,216)            57,705        $   777,063
                                                               ===========        ===========        ===========        ===========




See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        INSTITUTIONAL SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the Years ended November 30,
                                                                2003         2002           2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ........................ $     13.81   $     14.80   $     17.55   $     16.80   $     14.21

      Income (loss) from investment operations
           Net investment (loss) income ...................       (0.02)         0.03          0.04          0.09          0.03
           Net realized and unrealized gain (loss)
                  on investments...........................        2.48         (0.99)         0.09          1.99          2.58
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations ...........        2.46         (0.96)         0.13          2.08          2.61
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income ..........................        0.00         (0.03)        (0.07)        (0.05)        (0.02)
           Net realized gain from investment transactions          0.00          0.00         (2.81)        (1.28)         0.00
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions ........................        0.00         (0.03)        (2.88)        (1.33)        (0.02)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of year .............................. $     16.27   $     13.81   $     14.80   $     17.55   $     16.80
                                                            ===========   ===========   ===========   ===========   ===========

Total return ..............................................       17.89 %       (6.49)%       (0.41)%       12.89 %       18.41 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year ............................. $ 8,938,673   $ 7,783,820   $ 7,358,919   $ 7,501,967   $ 5,796,478
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees...        2.79 %        2.72 %        2.85 %        1.87 %        2.81 %
           After expense reimbursements and waived fees....        1.50 %        1.50 %        1.50 %        1.50 %        1.50 %
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees...       (1.46)%       (0.99)%       (1.07)%        0.17 %       (1.07)%
           After expense reimbursements and waived fees....       (0.17)%        0.23 %        0.28 %        0.54 %        0.24 %

      Portfolio turnover rate .............................       83.42 %       48.46 %       66.38 %      105.27 %      114.00 %














                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                           INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the Years ended November 30,
                                                                2003          2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ........................ $     13.26   $     14.26   $     17.04   $     16.41   $     13.96

      Income (loss) from investment operations
           Net investment loss ............................       (0.13)        (0.08)        (0.07)        (0.04)        (0.11)
           Net realized and unrealized gain (loss)
                  on investments...........................        2.38         (0.92)         0.10          1.95          2.56
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations ...........        2.25         (1.00)         0.03          1.91          2.45
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net realized gain from investment transactions          0.00          0.00         (2.81)        (1.28)         0.00
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of year .............................. $     15.51   $     13.26   $     14.26   $     17.04   $     16.41
                                                            ===========   ===========   ===========   ===========   ===========

Total return ..............................................       16.97 %       (7.01)%       (1.18)%       12.17 %       17.55 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year ............................. $   493,949   $   549,475   $   716,363   $   786,435   $ 1,031,661
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees...        3.55 %        3.48 %        3.60 %        2.63 %        3.56 %
           After expense reimbursements and waived fees....        2.25 %        2.25 %        2.25 %        2.25 %        2.25 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees...       (2.21)%       (1.74)%       (1.81)%       (0.57)%       (1.82)%
           After expense reimbursements and waived fees....       (0.92)%       (0.51)%       (0.46)%       (0.19)%       (0.51)%

      Portfolio turnover rate .............................       83.42 %       48.46 %       66.38 %      105.27 %      114.00 %
















                                                                                     See accompanying notes to financial statements

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Capital Management Mid-Cap Fund (the "Fund"), formerly known as the Capital Management Equity Fund, is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the
     "Trust"), an open-end management investment company. The Trust was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on January 27, 1995. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Shares and Investor Shares. Only Institutional Shares were offered by the Fund prior to April 7, 1995.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the close of normal trading on the new York Stock Exchange, generally 4:00 p.m. Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

     B. FederalIncome Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code (the "Code") since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.




                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003



          The Fund has capital loss carryforwards for federal income tax purposes of $202,585 which expires in the year 2009 and $172,782 which expires in the year 2010. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

          As of November 30, 2003, the Fund had permanent book/tax differences primarily attributable to the Fund's operating net investment loss. To reflect reclassifications arising from the permanent differences, a reclassification adjustment of $17,159 would be charged to paid-in capital, and accumulated net investment loss would be credited $17,159, bringing it to zero.

     C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

     The Advisor currently intends to voluntarily reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Shares. There can be no assurance that the foregoing voluntary reimbursements will continue. The Advisor has reimbursed $23,675 of the operating expenses incurred by the Fund for the year ended November 30, 2003. The Advisor has also voluntarily waived its fee amounting to $80,667 ($0.14 per share) for the year ended November 30, 2003.

     The Fund's administrator, The Nottingham Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets.

                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003



     The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum fee of $4,800 annually. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. For the fiscal year ended November 30, 2003, the Transfer Agent received $24,000 in such shareholder recordkeeping fees.

     Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended November 30, 2003, the Distributor retained sales charges amounting to $4.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $3,370 of such expenses for the year ended November 30, 2003.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $6,559,811 and $6,463,531, respectively, for the year ended November 30, 2003.






                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                November 30, 2003
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-888-626-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $4,400 during the fiscal year ended November 30, 2003 from the Fund for their services to the Fund and Trust. The Interested Trustees and officers did not receive compensation from the Fund for their services to the Fund and Trust.

---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                                                           Number of
                                                                                          Portfolios
                                                                                           in Fund
                              Position(s)  Length                                          Complex
        Name, Age,            held with    of Time        Principal Occupation(s)         Overseen by      Other Directorships
        and Address           Fund/Trust   Served           During Past 5 Years             Trustee          Held by Trustee
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                       Independent Trustees
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Lucius E. Burch, III, 62     Trustee       Since    Chairman   and   Chief    Executive        2                  None
                                           12/94    Officer   (since   1982)  of  Burch
                                                    Investment  Group,  formerly Massey
                                                    Burch   Investment    Group,   Inc.
                                                    (venture capital firm)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
George S. Reichenbach, 74    Trustee       Since    Consultant  (since  1989) of Advent        2                  None
                                           11/98    International  Corporation (venture
                                                    capital firm); Director (since 1989)
                                                    of Astropower (solar energy company);
                                                    Director (since 1999) of    QuestAir
                                                    (fuel  cell  equipment company)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Anthony J. Walton, 61        Trustee       Since    Member  (since  2000) of  McFarland        2                  None
                                           12/94    Dewey &  Company,  LLC  (investment
                                                    banker);      previously,     Chief
                                                    Executive  Officer  (1995-1999)  of
                                                    Armstrong   Holdings    Corporation
                                                    (private  investment  and corporate
                                                    finance advisory firm)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                       Interested Trustees*
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
David V. Shields, 64**       Trustee       Since    Director  (since  1983) of  Capital        2                  None
Shields & Company                          12/94    Management     Associates,     Inc.
140 Broadway Street                                 (advisor  to the  Fund);  President
44th Floor                                          and Managing  Director (since 1982)
New York, NY  10005                                 of      Shields      &      Company
                                                    (broker/dealer  and  distributor to
                                                    the Fund)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Joseph V. Shields, Jr.,65**  Chairman      Since    Chairman   and   Chief    Executive        2      Chairman    of    Board   of
Shields & Company            and Trustee   12/94    Officer  (since  1982)  of  Capital               Trustees  -  BBH  Trust  for
140 Broadway Street                                 Management     Associates,     Inc.               the 12  series  of the trust
44th Floor                                          (advisor  to  the  Fund);  Chairman               (registered       investment
New York, NY  10005                                 and Managing  Director (since 1982)               companies);  Director (since
                                                    of      Shields      &      Company               1989)       of       Flowers
                                                    (broker/dealer  and  distributor to               Industries,    Inc.    (food
                                                    the Fund)                                         company);  Vice  Chairman of
                                                                                                      Board  of  Trustees   (since
                                                                                                      1995)  of  New  York  Racing
                                                                                                      Association, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
* Basis of Interestedness.  David V.  Shields and Joseph V. Shields, Jr. are  Interested Trustees  because  they are  officers and principal owners of Capital Management  Associates,  Inc., the  Fund's  investment advisor,  and  Shields & Company,  the Fund's distributor.
**David V. Shields and Joseph V. Shields, Jr. are brothers.
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         (Continued)


                         CAPITAL MANAGEMENT MID-CAP FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                November 30, 2003
                                   (Unaudited)


---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                                                           Number of
                                                                                          Portfolios
                                                                                           in Fund
                              Position(s)  Length                                          Complex
        Name, Age,            held with    of Time        Principal Occupation(s)         Overseen by      Other Directorships
        and Address           Fund/Trust   Served           During Past 5 Years             Trustee          Held by Trustee
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                          Other Officers
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Joseph A. Zock, 50           President     Since    President  (since  1982) of Capital       n/a                 n/a
Capital Management           (Principal    11/00    Management     Associates,     Inc.
Associates, Inc.             Executive              (advisor   to   the   Fund);   Vice
140 Broadway Street          Officer)               President   of  Shields  &  Company
44th Floor                                          (broker/dealer  and  distributor to
New York, NY  10005                                 the Fund)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Sarah M. Hunt, 36            Vice          Since    Vice  President   (since  1997)  of       n/a                 n/a
Capital Management           President     11/00    Capital   Management    Associates,
Associates, Inc.             (Principal             Inc. (advisor to the Fund)
140 Broadway Street          Financial
44th Floor                   Officer)
New York, NY  10005
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
C. Frank Watson III, 33      Secretary     Since    President   and   Chief   Operating       n/a                 n/a
                                           5/96     Officer   (since   1999)   of   The
                                                    Nottingham                  Company
                                                    (administrator    to   the   Fund);
                                                    previously,     Chief     Operating
                                                    Officer of The Nottingham Company
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Julian G. Winters, 34        Treasurer     Since    Vice           President-Compliance       n/a                 n/a
                                           4/98     Administration   (since   1998)  of
                                                    The       Nottingham        Company
                                                    (administrator    to   the   Fund);
                                                    previously,  Fund  Accountant,  The
                                                    Nottingham Company
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com

                                                                        Deloitte
                                                                        & Touche


INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of Capital Management Investment Trust and
     Shareholders of Capital Management Mid-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Capital Management Mid-Cap Fund (the "Fund"), including the portfolio of investments, as of November 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Management Mid-Cap Fund as of November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




/s/ Deloitte & Touche LLP

January 8, 2004


________

Deloitte
Touche
Tohmatsu
________

________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust

























                 This report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

                       STATEMENT OF ADDITIONAL INFORMATION

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                                 March 29, 2004

                                 A series of the
                       CAPITAL MANAGEMENT INVESTMENT TRUST

                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005
                            Telephone 1-888-626-3863




                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

OTHER INVESTMENT POLICIES..................................................... 2

INVESTMENT LIMITATIONS........................................................ 3

MANAGEMENT AND OTHER SERVICE PROVIDERS........................................ 5

ADDITIONAL INFORMATION ON PERFORMANCE.........................................11

PORTFOLIO TRANSACTIONS........................................................14

SPECIAL SHAREHOLDER SERVICES..................................................16

PURCHASE OF SHARES............................................................17

REDEMPTION OF SHARES..........................................................19

NET ASSET VALUE...............................................................20

ADDITIONAL TAX INFORMATION....................................................20

CAPITAL SHARES AND VOTING.....................................................22

FINANCIAL STATEMENTS..........................................................22

APPENDIX A - DESCRIPTION OF RATINGS...........................................23

APPENDIX B - PROXY VOTING POLICIES............................................26






This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectuses dated the same date as this SAI, for the Capital Management Small-Cap Fund ("Fund"), relating to the Fund's Institutional Shares and Investor Shares and is incorporated by reference in its entirety into the Prospectuses. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Information from the Annual Reports to shareholders is incorporated by reference into this SAI. Copies of the Prospectuses for the Investor Shares and Institutional Shares of the Fund and Annual Reports may be obtained at no charge by writing or calling the Fund at the address or phone number shown above. Capitalized terms used but not defined herein have the same meanings as in each Prospectus.

                            OTHER INVESTMENT POLICIES

The Fund is a diversified series of the Capital Management Investment Trust ("Trust"), a registered open-end management investment company. The Trust was organized on October 18, 1994, as a Massachusetts business trust. The primary investment strategies and risks of the Fund are described in the Prospectus for each class of shares of the Fund. In addition to the principal investment strategies discussed in the Fund's Prospectuses, the Fund may also employ the use of the financial instruments described below in order to achieve its objective. The strategies set forth below are not principal strategies of the Fund. Attached to this SAI is Appendix A which contains descriptions of the rating symbols used by rating agencies for securities in which the Fund may invest.

Repurchase Agreements. The Fund may acquire U.S. government obligations or corporate debt securities subject to repurchase agreements. A repurchase agreement involves the purchase by the Fund of a security (normally a U.S. Treasury obligation) and an agreement to resell the security at the same price, plus specified interest to the counter-party (normally a member bank of the Federal Reserve or a registered government securities dealer) on an agreed upon date in the future. Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended ("1940 Act"), collateralized by the underlying security. The Trust will implement procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. Additionally, the Fund's investment advisor, Capital Management Associates, Inc. ("Advisor"), will consider the creditworthiness of the counter-parties with which it transacts these repurchase agreements. If the counter-party fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement that will cause more than 15% of its net assets to be invested in repurchase agreements extending beyond seven days, to the extent such agreements are deemed illiquid securities.

Money Market Instruments. The Fund may acquire money market instruments. Money market instruments may include U.S. government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch"), or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.

Illiquid Investments. The Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees of the Trust (each a "Trustee" and collectively "Trustees"), the Advisor determines the liquidity of the Fund's investments, and through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including: (1) the frequency of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; (4) the nature of the security (including any demand or tender features); and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

The investments in illiquid securities may involve a high degree of business and financial risk and may result in substantial losses. Because of the illiquid nature of these securities, the Fund may take longer to liquidate these positions than would be the case for other more liquid securities. The Fund's investment in these illiquid securities is subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their fair market value, the value of the Fund's net assets could be adversely affected.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 ("1933 Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities, and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Rule 144A securities will be considered illiquid and therefore subject to a portfolio's limit on the purchase of illiquid securities unless the Trustees or their delegates determine that the Rule 144A securities are liquid. In reaching liquidity decisions, the Trustees and their delegates may consider, inter alia, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

Forward Commitment & When-Issued Securities. The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement. If a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Advisor felt such action was appropriate. In such a case, the Fund could incur a short-term gain or loss.


                             INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or
(ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Fund may not:

1. Issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) to meet redemption requests in amounts not exceeding 33 1/3% of its total assets. The Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets;

2. With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities are not subject to this limitation);

3 Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. government, its agencies, and instrumentalities are not subject to this limitation);

4. Invest for the purpose of exercising control or management of another issuer;

5. Purchase or sell commodities or commodities contracts; real estate (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or other securities secured by real estate or interests therein or readily marketable securities issued by companies that invest in real estate or interests therein);

6. Underwrite securities issued by others except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws;

7. Participate on a joint or joint and several basis in any trading account in securities;

8. Invest its assets in the securities of one or more investment companies except to the extent permitted by the 1940 Act; or

9. Make loans of money or securities, except that the Fund may invest in repurchase agreements, money market instruments, and other debt securities.

The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

1. Invest in securities of issuers that have a record of less than three years of continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

2. Invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed-time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

3. Invest in the securities of any issuer if those officers or Trustees of the Trust and those officers and directors of the Advisor who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer's securities;

4. Make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.) While the Fund has reserved the right to make short sales "against the box," the Advisor has no present intention of engaging in such transactions at this time or during the coming year;

5.   Purchase  foreign  securities  other than  those  traded on  domestic  U.S.
     exchanges;

6. Write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof, or futures contracts or related options, except to the extent permitted by the Fund's Prospectuses or Statement of Additional Information, as may be amended from time to time; or

7. Purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases), except to the extent permitted by the Fund's Prospectuses or Statement of Additional Information, as may be amended from time to time.

                     MANAGEMENT AND OTHER SERVICE PROVIDERS

This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

TRUSTEES AND OFFICERS. The Trustees are responsible for the management and supervision of the Fund. The Trustees set broad policies for the Fund and choose the Fund's officers. The Trustees also approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The following chart shows information for each Trustee, including the Trustees who are not "interested persons" as defined in the 1940 Act ("Independent Trustees") and the Trustees who are "interested persons" as defined in the 1940 Act ("Interested Trustees"), as well as each officer of the Trust. The address of each Trustee and officer, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.

---------------------------- ----------- ---------- -------------------------------------- ------------ ----------------------------
                                                                                            Number of
                                                                                            Portfolios
                             Position(s)  Length                                             in Fund
        Name, Age,           held with    of Time          Principal Occupation(s)           Complex
        and Address          Fund/Trust   Served             During Past 5 Years            Overseen by  Other Directorships Held by
                                                                                              Trustee             Trustee
---------------------------- ----------- ---------- -------------------------------------- ------------ ----------------------------
                                                         Independent Trustees
---------------------------- ----------- ---------- -------------------------------------- ------------ ----------------------------
Lucius E. Burch, III, 62     Trustee     Since      Chairman and Chief Executive  Officer        2                  None
                                         12/94      (since  1982)  of  Burch   Investment
                                                    Group,    formerly    Massey    Burch
                                                    Investment   Group,   Inc.   (venture
                                                    capital firm)
---------------------------- ----------- ---------- -------------------------------------- ------------ ----------------------------
George S. Reichenbach, 74    Trustee     Since      Consultant  (since  1989)  of  Advent        2                  None
                                         11/98      International   Corporation  (venture
                                                    capital   firm); Director (since 1999)
                                                    of QuestAir   (fuel cell   equipment
                                                    company); General Partner (since 2003)
                                                    of Braemar Partners,  LLC (venture
                                                    capital firm)
---------------------------- ----------- ---------- -------------------------------------- ------------ ----------------------------
Anthony J. Walton, 61        Trustee     Since      Partner  (since  2000)  of  McFarland        2                  None
                                         12/94      Dewey  &  Company,   LLC  (investment
                                                    bank);  previously,  Chief  Executive
                                                    Officer   (1995-1999)   of  Armstrong
                                                    Holdings     Corporation     (private
                                                    investment   and  corporate   finance
                                                    advisory firm);
---------------------------- ----------- ---------- -------------------------------------- ------------ ----------------------------
                                                         Interested Trustees*
---------------------------- ----------- ---------- -------------------------------------- ------------ ----------------------------
David V. Shields, 64**       Trustee     Since      Director   (since  1983)  of  Capital        2
Shields & Company                        12/94      Management      Associates,      Inc.                           None
140 Broadway Street                                 (investment  advisor  to  the  Fund);
44th Floor                                          President   and   Managing   Director
New York, NY  10005                                 (since  1982) of  Shields  &  Company
                                                    (broker/dealer   and  distributor  to
                                                    the Fund)
---------------------------- ----------- ---------- -------------------------------------- ------------ ----------------------------
Joseph V. Shields, Jr., 66** Chairman    Since      Chairman and Chief Executive  Officer        2      Chairman    of    Board   of
Shields & Company            and         12/94      (since  1982) of  Capital  Management               Trustees  -  BBH  Trust  for
140 Broadway Street          Trustee                Associates,    Inc.;   Chairman   and               the 12  series  of the trust
44th Floor                                          Managing  Director  (since  1982)  of               (registered       investment
New York, NY  10005                                 Shields & Company                                   companies);  Director (since
                                                                                                        1989)       of       Flowers
                                                                                                        Industries,    Inc.    (food
                                                                                                        company);  Vice  Chairman of
                                                                                                        Board  of  Trustees   (since
                                                                                                        1995)  of  New  York  Racing
                                                                                                        Association, Inc.
---------------------------- ----------- ---------- -------------------------------------- ------------ ----------------------------
* Basis of  Interestedness. David V. Shields and Joseph V.  Shields,  Jr. are  Interested  Trustees  because  they are  officers and principal  owners of Capital  Management Associates,  Inc.,  the  Fund's investment  advisor,  and  Shields & Company,  the Fund's distributor.
**David V. Shields and Joseph V. Shields, Jr. are brothers.

------------------------------------------------------------------------------------------------------------------------------------

                                       5

------------------------------------------------------------------------------------------------------------------------------------
                                                               Officers
---------------------------- ----------- ---------- -------------------------------------- ------------ ----------------------------
Joseph A. Zock, 51           President   President  President  (since  1982)  of  Capital       n/a                 n/a
Capital Management           and         since      Management  Associates,   Inc.;  Vice
Associates, Inc.             Principal   11/00;     President of Shields & Company
140 Broadway Street          Executive   Principal
44th Floor                   Officer     Executive
New York, NY  10005                      Officer
                                         since
                                         01/03
---------------------------- ----------- ---------- -------------------------------------- ------------ ----------------------------
Sarah M. Hunt, 36            Vice        Vice       Vice   President   (since   1997)  of       n/a                 n/a
Capital Management           President   President  Capital Management Associates, Inc.
Associates, Inc.             and         since
140 Broadway Street          Principal   11/00;
44th Floor                   Financial   Principal
New York, NY  10005          Officer     Financial
                                         Officer
                                         since
                                         01/03
---------------------------- ----------- ---------- -------------------------------------- ------------ ----------------------------
C. Frank Watson III, 33      Secretary   Since      President    and   Chief    Operating       n/a                 n/a
                                         5/96       Officer    (since    1999)   of   The
                                                    Nottingham  (administrator    to   the
                                                    Fund); previously,  Chief Operating
                                                    Officer of The Nottingham Company
---------------------------- ----------- ---------- -------------------------------------- ------------ ----------------------------
Julian G. Winters, 35        Treasurer   Since      Vice             President-Compliance       n/a                 n/a
                                         4/98       Administration  (since  1998)  of The
                                                    Nottingham Company
---------------------------- ----------- ---------- -------------------------------------- ------------ ----------------------------


Trustee Standing Committees. The Trustees have established the following standing committees:

         Audit Committee: All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met once during the Fund's last fiscal year.

         Nominating Committee: All of the Independent Trustees are members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust. The nomination of independent trustees is in the sole discretion of the Nominating Committee. The Nominating Committee meets only as necessary. The Nominating Committee did not meet during the Fund's last fiscal year. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

         Proxy Voting Committee: The Independent Trustees are the current members of the Proxy Voting Committee. The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Board of Trustees or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust's Proxy Voting Policy and recommend any changes to the Board of Trustees as it deems necessary or advisable. The Proxy Voting Committee meets only as necessary and did not meet during the Fund's last fiscal year.

         Qualified Legal Compliance Committee: All of the Independent Trustees are members of the Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee receives, investigates and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees or agents. The Qualified Legal Compliance Committee meets only as necessary and did not meet during the Fund's last fiscal year.

Beneficial Equity Ownership Information. The table below shows for each Trustee the amount of Fund equity securities beneficially owned by each Trustee and the aggregate value of all investments in equity securities of the Fund complex, as of a valuation date of December 31, 2003 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and
E = over $100,000.

------------------------------ ---------------------- ------------ ---------------------------
                                                        Dollar     Aggregate Dollar Range of
                                                       Range of     Equity Securities in All
                                                        Equity      Funds Overseen or to be
                                                      Securities     Overseen by Trustee in
       Name of Trustee                 Funds          in the Fund     Family of Investment
                                                                           Companies*
------------------------------ ---------------------- ------------ ---------------------------
                                    INDEPENDENT TRUSTEES
------------------------------ ---------------------- ------------ ---------------------------
Lucius E. Burch, III           Mid-Cap Fund                A
------------------------------ ---------------------- ------------ ---------------------------
                               Small-Cap Fund              A
------------------------------ ---------------------- ------------ ---------------------------
                                                                               A
------------------------------ ---------------------- ------------ ---------------------------
George S. Reichenbach          Mid-Cap Fund                A
------------------------------ ---------------------- ------------ ---------------------------
                               Small-Cap Fund              A
------------------------------ ---------------------- ------------ ---------------------------
                                                                               A
------------------------------ ---------------------- ------------ ---------------------------
Anthony J. Walton              Mid-Cap Fund                C
------------------------------ ---------------------- ------------ ---------------------------
                               Small-Cap Fund              A
------------------------------ ---------------------- ------------ ---------------------------
                                                                               C
------------------------------ ---------------------- ------------ ---------------------------
                                     INTERESTED TRUSTEES
------------------------------ ---------------------- ------------ ---------------------------
David V. Shields               Mid-Cap Fund                E
------------------------------ ---------------------- ------------ ---------------------------
                               Small-Cap Fund              A
------------------------------ ---------------------- ------------ ---------------------------
                                                                               E
------------------------------ ---------------------- ------------ ---------------------------
Joseph V. Shields, Jr.         Mid-Cap Fund                E
------------------------------ ---------------------- ------------ ---------------------------
                               Small-Cap Fund              A
------------------------------ ---------------------- ------------ ---------------------------
                                                                               E
------------------------------ ---------------------- ------------ ---------------------------

*Family  of  Investment  Companies  includes  both  the  Fund  and  the  Capital
 Management Mid-Cap Fund.

Ownership of Securities of Advisor, Distributor, or Related Entities. As of December 31, 2003, none of the Independent Trustees and/or their immediate family members own securities of the Advisor, distributor, or any entity controlling, controlled by, or under common control with the Advisor or distributor.

Approval of the Investment Advisory Agreement. As discussed in the "Investment Advisor" section below, the Trustees must specifically approve at least annually the renewal and continuance of the Investment Advisory Agreement ("Advisory Agreement") with the Advisor. During the year, the Trustees requested that the Advisor provide the Trustees with quarterly reports on the performance of the Fund and the basic future strategy of the Advisor with regard to the Fund. In addition, before the Trustees' meeting to decide on whether to renew the Advisory Agreement, the Advisor was requested to provide the Trustees with various information and materials about the Advisor and its services to the Fund. In evaluating whether to renew and continue the Advisory Agreement, the Trustees reviewed the information and materials provided by the Advisor as well as other materials and comparative reports provided by the Fund's other service providers, including Fund counsel.

In deciding on whether to renew and continue the Advisory Agreement, the Trustees considered numerous factors, including: (i) the nature and extent of the services provided by the Advisor; (ii) the Advisor's personnel and methods of operating; (iii) the investment performance of the Fund; (iv) overall expenses of the Fund including the Expense Limitation Agreement between the Trust on behalf of the Fund and the Advisor; (v) the financial condition of the Advisor; (vi) the Advisor's investment strategy for the Fund; and (vii) future marketing plans to increase the asset level of the Fund.

Based upon its evaluation of the information, materials, and factors described above, the Trustees concluded for the Fund: (i) that the terms of the Advisory Agreement were reasonable and fair; (ii) that the fees paid to the Advisor under the Advisory Agreement and the Fund's expense ratio as compared to similar funds were reasonable and fair; (iii) that they were satisfied with the Advisor's services, personnel and investment strategy; and (iv) that it was in the best interests of the Trust and the Fund to continue its relationship with the Advisor. Therefore, the Trustees, including the Trustees who are not a party to the Advisory Agreement or interested persons of the Advisor, unanimously approved the renewal and continuation of the Advisory Agreement for the Fund for another year.

Compensation. Trustees and officers of the Trust who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Other Trustees will receive $2,000 each year plus $250 per fund per meeting attended in person and $100 per fund per meeting attended by telephone. The Trust will also reimburse each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. The table below reflects the amount of compensation received by each Trustee for the fiscal year ended November 30, 2003.*

------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
                                                     Pension or Retirement
                                Aggregate            Benefits Accrued As      Estimated Annual       Total Compensation From
                                Compensation         Part of Fund Expenses    Benefits Upon          The Fund and Trust Paid
Name of Trustee                 From the Fund                                 Retirement             to Trustees*
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
                                                      Independent Trustees
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
Lucius E. Burch, III            $1,400               None                     None                   $2,800
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
George S. Reichenbach           $1,450               None                     None                   $2,900
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
Anthony J. Walton               $1,550               None                     None                   $3,100
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
                                                     Interested Trustees
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
David V. Shields                None                 None                     None                   None
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
Joseph V. Shields, Jr.          None                 None                     None                   None
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------

*Each Trustee serves as Trustee for the Fund and the Capital  Management Mid-Cap
 Fund (another series of the Trust).

Code of Ethics. The Trust, the Advisor, and the Fund's distributor each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Fund's distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to this code). There can be no assurance that the codes will be effective in preventing such activities.

Proxy Voting Policies. The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Fund, subject to oversight of the Trustees. A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting Policy and Procedures are included as Appendix B to this SAI.

After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at 1-800-430-3863 and (2) on the SEC's website at http://www.sec.gov.

PRINCIPAL HOLDERS OF VOTING SECURITIES. As of March 22, 2004, the Trustees and officers of the Trust as a group owned beneficially (i.e., directly or indirectly had voting and/or investment power) 23.21% of the then outstanding shares of the Institutional Shares class of the Fund and 90.32% of the then outstanding shares of the Investor Shares class of the Fund. Certain Trustees and officers of the Trust indirectly own shares of the Fund through the Advisor, as indicated below. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of any class of the Fund as of March 22, 2004.

                              Institutional Shares
                              --------------------

 Name and Address of                        Amount and Nature of
 Beneficial Owner                           Beneficial Ownership        Percent
 ----------------                           --------------------        -------

 First Clearing Corporation                   135,933.068 shares        42.81%*
 Capital Management Associates
 FAO: William Howard Flowers, Jr.
 140 Broadway
 New York, NY  10005-1101

 First Clearing, LLC                           51,079.238 shares        16.09%
 Capital Management Associates
 FAO: Maury F. Shields
 210 El Brillo Way
 Palm Beach, FL  33480-4728

 First Clearing Corporation                    19,432.354 shares         6.12%
 Fontaine Flowers McFadden
 Article VII Residual Trust
 Post Office Box 6100
 Thomasville, GA  31758-6100

                                 Investor Shares
                                 ---------------

 Name and Address of                       Amount and Nature of
 Beneficial Owner                          Beneficial Ownership          Percent
 ----------------                          --------------------          -------

 Capital Management Associates, Inc.           5,627.539 shares         90.32%**
 140 Broadway
 New York, NY  10005

 First Clearing, LLC                             383.122 shares          6.15%
 Joan Marie McEvoy ROTH IRA
 9111 Newton Street
 Westminster, CO  80031-3114

 *Deemed to control the indicated class of shares of the Fund, as defined by applicable SEC regulations. Shares are held for the W.H. Flowers, Jr. Foundation, a Georgia corporation.
**Deemed to control the indicated class of shares of the Fund, as defined by applicable SEC regulations. This shareholder is also the investment advisor to the Fund and is a New York corporation.

INVESTMENT ADVISOR. Information about the Advisor, Capital Management Associates, Inc., 140 Broadway, New York, New York 10005, and its duties and compensation as Advisor to the Fund is contained in the Prospectus for each class of shares of the Fund. The Advisor supervises the Fund's investments pursuant to the Advisory Agreement. The Advisory Agreement is effective for a one-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty on 60-days' notice by the Fund (as approved by the Trustees or by vote of a majority of the Fund's outstanding voting securities) or by the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor manages each Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. The portfolio manager for the Fund is Joseph A. Zock and he is assisted by a Portfolio Management Team comprised of himself and three full-time analysts. Mr. Zock is also a principal shareholder of the Advisor along with J.V. Shields, Jr. and David V. Shields, both Interested Trustees of the Trust. The officers and directors of the Advisor control the Advisor through ownership. Affiliates of the Advisor also control the fund's distributor.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; from a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Advisory Agreement.

As compensation for its services to the Fund, the Advisor will receive a monthly management fee based on the Fund's daily net assets at the annual rate of 1.00% of the first $100 million of the Fund's net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over 500 million. For the fiscal year ended November 30, 2001, the Advisor waived all of its investment advisory fees of $4,714 and reimbursed $130,220 of the Fund's expenses. For the fiscal year ended November 30, 2002, the Advisor waived all of its investment advisory fees of $6,676 and reimbursed $129,031 of the Fund's expenses. For the fiscal year ended November 30, 2003, the Advisor waived all of its investment advisory fees of $19,669 and reimbursed $108,874 of the Fund's expenses.

FUND ACCOUNTANT AND ADMINISTRATOR. The Trust has entered into an Amended and Restated Fund Accounting and Compliance Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company ("Administrator"), a North Carolina corporation, whose address is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Administrator receives a fund administration fee at the following annual rates: on the first $50 million of the Fund's net assets, 0.125%; on the next $50 million, 0.100%; on all assets over $100 million, 0.075% with a minimum fee of $2,000 per month. In addition, the Administrator currently receives a monthly fund accounting fee of $2,250 for the first class of the Fund and $750 for each additional class of the Fund plus an annual asset based fee of 1 basis point for fund accounting and recordkeeping services. For the fiscal years ended November 30, 2001, 2002, and 2003, the Administrator received $60,047, $60,067, and
$60,312, respectively, in such fees. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum aggregate annual fee of $4,800 ($400 per month). The Administrator also charges the Trust for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses.

The Administrator performs the following services for the Fund: (1) procures on behalf of, and coordinates with the custodian and monitors the services it provides to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) assists or supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) assists the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) assists in the preparation of and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) assists in the preparation of, and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instructs the Fund's custodian to issue checks in payment thereof; and (9) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.

TRANSFER AGENT. The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year with a minimum fee of $1,500 per month plus a $500 per month minimum fee for each additional class of shares. For the fiscal years ended November 30, 2001, 2002, and 2003, the Transfer Agent received $24,000, $24,000, and $24,000, respectively, in such fees.

DISTRIBUTOR. Shields & Company ("Distributor"), 140 Broadway, New York, New York 10005, is the principal underwriter and distributor of Fund shares pursuant to a distribution agreement ("Distribution Agreement") with the Trust. The Distributor, which is affiliated with the Advisor, serves as exclusive agent for the distribution of the shares of the Fund. The Distributor may sell such shares to or through qualified securities dealers or others. The Distributor receives commissions consisting of that portion of the sales charge for Investor Shares remaining after the discounts which it allows to dealers. For the fiscal year ended November 30, 2001, the aggregate amount of sales charges paid on the sale of Investor Shares of the Fund was $89, from which the Distributor retained sales charges of $5. For the fiscal year ended November 30, 2002, no sales charges were paid on the sale of Investor Shares. For the fiscal year ended November 30, 2003, the aggregate amount of sales charges paid on the sale of Investor Shares of the Fund was $148, from which the Distributor retained sales charges of $8.

J.V. Shields, Jr. and David V. Shields, affiliated persons of the Fund, are also affiliated persons of the Advisor and the Distributor.

The Fund has adopted an Amended and Restated Distribution Plan ("Plan") pursuant to Rule 12b-1 of the 1940 Act for the Investor Shares (see "Investing in the Fund - Distribution of the Fund's Shares" in the Prospectus for the Investor Shares). As required by Rule 12b-1, the Plan (together with the Distribution Agreement) has been approved by the Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan and the Distribution Agreement.

Potential benefits of the Plan to the Fund include improved shareholder services, savings to the Fund in transfer agency costs, savings to the Fund in advisory fees and other expenses, benefits to the investment process through growth and stability of assets, and maintenance of a financially healthy management organization. The continuation of the Plan must be considered by the Trustees annually.

Under the Plan, the Fund may expend up to 0.75% of the Investor Shares' average daily net assets annually to finance any activity primarily intended to result in the sale of Investor Shares and the servicing of shareholder accounts, provided the Trustees has approved the category of expenses for which payment is being made. Such expenditures, paid as service fees to any person who sells Investor Shares, may not exceed 0.25% of the Investor Shares' average annual net asset value. For the fiscal year ended November 30, 2001, the Fund incurred distribution and service fees under the Plan in the amount of $336 (after waivers of $212 of the fees by the Distributor). For the fiscal year ended November 30, 2002, the Fund incurred distribution and service fees under the Plan in the amount of $15 (after waivers of $507 of the fees by the Distributor). For the fiscal year ended November 30, 2003, the Fund incurred distribution and service fees under the Plan in the amount of $16 (after waivers of $545 of the fees by the Distributor). These amounts were substantially paid to sales personnel for selling Fund shares and servicing shareholder accounts, with a small amount paid for marketing expenses.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Fund with respect to Investor Shares regardless of the level of expenditures by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and in connection with their annual consideration of the Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto, and shareholder reports for prospective shareholders with respect to the Investor Shares of the Fund; (b) those relating to the development, preparation, printing, and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to the Investor Shares of the Fund; (c) holding seminars and sales meetings designed to promote the distribution of Fund Investor Shares; (d) obtaining information and providing explanations to wholesale and retail distributors of Fund shares regarding Fund investment objectives and policies and other information about the Fund and its Funds, including the performance of the Funds; (e) training sales personnel regarding the Investor Shares of the Fund; and (f) financing any other activity that the Distributor determines is primarily intended to result in the sale of Investor Shares.

CUSTODIAN. Wachovia Bank, N.A., successor by merger to First Union National Bank ("Custodian"), 123 South Broad Street, Institutional Custody - PA4942, Philadelphia, Pennsylvania 19109, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator a fee based on the average net assets of the Fund held by the Custodian plus additional out of pocket and transaction expenses incurred by the Fund as described above in the section entitled "Fund Accountant and Administrator."

INDEPENDENT AUDITORS. The Trustees have selected the firm of Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281-1414, to serve as independent auditors for the Fund for the current fiscal year and to audit the annual financial statements of the Fund, prepare the Fund's federal and state tax returns, and consult with the Fund on matters of accounting and federal and state income taxation.

Independent auditors audit the financial statements of the Fund at least once each year. Shareholders will receive annual audited and semi-annual unaudited reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

LEGAL COUNSEL. Parker, Poe, Adams & Bernstein L.L.P., Charlotte, North Carolina, serves as legal counsel to the Trust and the Fund.


                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of each class of shares of the Fund may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders. The "average annual total return" of each class of shares of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial investment in the Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Fund's contracts. Performance figures will be given for the recent one, five and ten year periods, or for the life of each class of shares of the Fund if it has not been in existence for any such periods, and any other periods as may be required under applicable law or regulation. When considering "average annual total return" figures for periods longer than one year, it is important to note that the annual total return for each class of shares of the Fund for any given year might have been greater or less than its average for the entire period.

The Fund computes the "average annual total return" of each class of shares of the Fund by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by determining the ending redeemable value of a hypothetical $1,000 initial payment. This calculation is as follows:

                  P(1+T)^n = ERV

   Where:  T =   average annual total return.
                 ERV= ending  redeemable  value at the end of the  period
                 covered by the  computation of a hypothetical  $1,000
                 payment made at the beginning of the period.
           P =   hypothetical initial payment of $1,000 from which the maximum sales load is deducted.
           n =   period covered by the computation, expressed in terms of years.

The Fund may also compute the "cumulative total return" of each class of shares of the Fund, which represents the total change in value of an investment in the Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions). Cumulative total return is calculated in a similar manner as average annual total return, except that the results are not annualized. The Fund may also compute average annual total return and cumulative total return after taxes on distributions and after taxes on distributions and redemption, which are calculated in a similar manner after adjustments for taxes on distributions and taxes on distributions and redemption.

The calculations of average annual total return and cumulative total return assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. The Fund may also quote other total return information that does not reflect the effects of the sales load.

The calculations of average annual total return and cumulative total return after taxes on fund distributions assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions is determined by assuming complete redemption of the hypothetical investment, assuming the redemption has no tax consequences, and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The calculations of average annual total return and cumulative total return after taxes on fund distributions and redemption assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions and redemption is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations and subtracting of capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

The performance quotations below (before and after taxes) should not be considered representative of the Fund's performance for any specified period in the future and after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the U.S. securities markets. The Fund may also measure its performance against the appropriate Lipper Fund Index, which ranks the performance of mutual funds that have similar investment objectives and holdings as the Fund. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals. The Fund may occasionally cite statistics to reflect its volatility and risk. The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. The Fund may compare its performance to other reports of the performance of managed accounts of the Advisor, such as the Capital Management Mid-Cap Fund, another series of the Trust. Of course, there can be no assurance the Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

The average annual total returns before taxes for the Institutional Shares of the Fund for the fiscal year ended November 30, 2003 and the period since commencement of operations (January 12, 1999) through November 30, 2003 were 24.50% and 11.22%, respectively. The cumulative total return before taxes for the Institutional Shares of the Fund since commencement of operations of the Institutional Shares through the fiscal year ended November 30, 2003, was 68.14%. The average annual total returns after taxes on distributions for the Institutional Shares of the Fund for the fiscal year ended November 30, 2003 and the period since commencement of operations through November 30, 2003 were 24.50% and 9.50%, respectively. The cumulative total return after taxes on distributions for the Institutional Shares of the Fund since commencement of operations of the Institutional Shares through the fiscal year ended November 30, 2003, was 55.79%. The average annual total returns after taxes on distributions and sale of shares for the Institutional Shares of the Fund for the fiscal year ended November 30, 2003 and the period since commencement of operations through November 30, 2003 were 15.93% and 8.62%, respectively. The cumulative total return after taxes on distributions and sale of shares for the Institutional Shares of the Fund since commencement of operations of the Institutional Shares through the fiscal year ended November 30, 2003, was 49.77%.

The average annual total returns before taxes for the Investor Shares of the Fund for the fiscal year ended November 30, 2003 and the period since commencement of operations (January 12, 1999) through November 30, 2003, were 20.41% and 10.02%, respectively. The cumulative total return before taxes for the Investor Shares of the Fund since commencement of operations through the fiscal year ended November 30, 2003, was 59.41%. These quotations assume that the maximum 3% sales load was deducted from the initial investment. Without reflecting the effects of the maximum 3% sales load, the average annual total returns before taxes for the Investor Shares of the Fund for the fiscal year ended November 30, 2003 and the period since commencement of operations through November 30, 2003, were 24.14% and 10.70%, respectively. The cumulative total return before taxes for the Investor Shares of the Fund since commencement of operations through the fiscal year ended November 30, 2003, without deducting the maximum 3% sales load, was 64.34%.

The average annual total returns after taxes on distributions for the Investor Shares of the Fund for the fiscal year ended November 30, 2003 and the period since commencement of operations through November 30, 2003, were 20.41% and 8.32%, respectively. The cumulative total return after taxes on distributions for the Investor Shares of the Fund since commencement of operations through the fiscal year ended November 30, 2003, was 47.75%. These quotations assume that the maximum 3% sales load was deducted from the initial investment. Without reflecting the effects of the maximum 3% sales load, the average annual total returns after taxes on distributions for the Investor Shares of the Fund for the fiscal year ended November 30, 2003 and the period since commencement of operations through November 30, 2003, were 24.14% and 9.00%, respectively. The cumulative total return after taxes on distributions for the Investor Shares of the Fund since commencement of operations through the fiscal year ended November 30, 2003, without deducting the maximum 3% sales load, was 52.32%.

The average annual total returns after taxes on distributions and sale of shares for the Investor Shares of the Fund for the fiscal year ended November 30, 2003 and the period since commencement of operations through November 30, 2003, were 13.27% and 7.57%, respectively. The cumulative total return after taxes on distributions and sale of shares for the Investor Shares of the Fund since commencement of operations through the fiscal year ended November 30, 2003, was 42.82%. These quotations assume that the maximum 3% sales load was deducted from the initial investment. Without reflecting the effects of the maximum 3% sales load, the average annual total returns after taxes on distributions and sale of shares for the Investor Shares of the Fund for the fiscal year ended November 30, 2003 and the period since commencement of operations through November 30, 2003, were 15.69% and 8.17%, respectively. The cumulative total return after taxes on distributions and sale of shares for the Investor Shares of the Fund since commencement of operations through the fiscal year ended November 30, 2003, without deducting the maximum 3% sales load, was 46.79%.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc., which ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, which is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectuses to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and to compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time, the Fund may include in advertisements and other communications charts and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose, from time to time, information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.


                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives. The increase in the Fund's portfolio turnover rate from the fiscal year ended November 30, 2002 to the fiscal year ended November 30, 2003 was due to increased portfolio trading by the Fund primarily due to market conditions during the fiscal year ended November 30, 2003.

Purchases of money market instruments by the Fund are made from dealers, underwriters, and issuers. The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument.

The Fund may participate, if and when practicable, in bidding for the purchase of securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Fund. In addition, the Advisor is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries; general summaries of groups of stocks or bonds and their comparative earnings and yields; or broad overviews of the stock, bond, and government securities markets; and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund. The Trustees will periodically review any commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which the Advisor exercises investment discretion. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions affected for such other account or investment company.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor (including the Distributor, an affiliate of the Advisor) if it believes it can obtain the best execution of transactions from such broker. The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in, or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC. In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

For the fiscal years ended November 30, 2001, 2002, and 2003, the Fund paid brokerage commissions of $2,563, $3,550, and $12,827, respectively. The increase in brokerage commissions paid by the Fund for the fiscal year ended November 30, 2003 was primarily due to increased portfolio trading resulting from increases in the Fund's assets due to purchases of Fund shares and from market conditions. Transactions in which the Fund used the Distributor as broker involved 100% of the aggregate dollar amount of transactions involving the payment of commissions and 100% of the aggregate brokerage commissions paid by the Fund for the fiscal years ended November 30, 2001 and 2003 and 72% of the aggregate dollar amount of transactions involving the payment of commissions and 63% of the aggregate brokerage commissions paid by the Fund for the fiscal year ended November 30, 2002.

                          SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectuses, share certificates are generally not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $10,000 or more for Investor Shares and $250,000 or more for Institutional Shares may establish a systematic withdrawal plan ("Systematic Withdrawal Plan"). A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September, and December) in order to make the payments requested. The Fund has the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectuses, or are available by calling the Fund. If the shareholder prefers to receive his/her systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Investing in the Fund - Signature
Guarantees" in the Prospectuses). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles, and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized Officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon 60-days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-888-626-3863 or by writing to:

                        Capital Management Small-Cap Fund
                           c/o NC Shareholder Services
                            116 South Franklin Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "Investing in the Fund - Determining The Fund's Net Asset Value" in the Prospectuses.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at the address shown above. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, Social Security or Taxpayer Identification Number, and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectuses under the heading "Investing in the Fund - Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.


                               PURCHASE OF SHARES

The purchase price of shares of the Fund is the net asset value next determined after the order is received in good form. Net asset value per share is calculated for purchases and redemptions of shares of the Fund by dividing the value of total Fund assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE") on days the NYSE is trading, as described under "Net Asset Value" below. An order received prior to the time regular trading closes on the NYSE will be executed at the price calculated on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price calculated as of that time on the next business day.

The Fund reserves the right in its sole discretion to (i) suspend the offering of its shares, (ii) reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders, and
(iii) reduce or to waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

Employees and Affiliates of the Fund. The Fund has adopted initial investment minimums for the purpose of reducing the cost to the Fund (and consequently to the shareholders) of communicating with and servicing its shareholders. In keeping with this purpose, a reduced minimum initial investment of $1,000 applies to Trustees, officers, and employees of the Fund; the Advisor and certain parties related thereto; including clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them. To encourage investment in the Fund, the Fund may also sell shares at net asset value without a sales charge to such persons. In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

Sales Charges. The public offering price of Investor Shares of the Fund equals net asset value plus a sales charge. The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:

------------------------------------- ------------------------- ------------------------- -----------------------------------
                                                                                             Sales Dealers Discounts and
  Amount of Transaction At Public        Charge As % of Net       Sales Charge As % of      Brokerage Commissions as % of
           Offering Price                 Amount Invested        Public Offering Price          Public Offering Price
------------------------------------- ------------------------- ------------------------- -----------------------------------
         Less than $250,000                    3.09%                     3.00%                          2.80%
------------------------------------- ------------------------- ------------------------- -----------------------------------
  $250,000 but less than $500,000              2.56%                     2.50%                          2.30%
------------------------------------- ------------------------- ------------------------- -----------------------------------
          $500,000 or more                     2.04%                     2.00%                          1.80%
------------------------------------- ------------------------- ------------------------- -----------------------------------

From time to time, dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated, or amended.

The dealer discounts and brokerage commissions schedule above applies to all dealers who have agreements with the Distributor. The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of shares of the Fund. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares.

Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.

Reduced Sales Charges

      Concurrent Purchases. For purposes of qualifying for a lower sales charge for Investor Shares, investors have the privilege of combining concurrent purchases of the Fund and one or more other series of the Trust affiliated with the Advisor and sold with a sales charge. For example, if a shareholder concurrently purchases shares in one of the other series of the Trust affiliated with the Advisor and sold with a sales charge at the total public offering price of $250,000, and purchases Investor Shares in the Fund at the total public offering price of $250,000, the sales charge would be that applicable to a $500,000 purchase as shown in the appropriate table above. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

      Rights of Accumulation. Pursuant to the right of accumulation, investors are permitted to purchase Investor Shares at the public offering price applicable to the total of (a) the total public offering price of the Investor Shares of the Fund then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust affiliated with the Advisor and sold with a sales charge. To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of qualification, and confirmation of the purchase is subject to such verification. This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.

      Letters of Intent. Investors may qualify for a lower sales charge for Investor Shares by executing a letter of intent. A letter of intent allows an investor to purchase Investor Shares of the Fund over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust affiliated with the Advisor and sold with a sales charge. Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a 13-month period. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.

The letter of intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount. If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid. If such difference is not paid by the investor, the Distributor is authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due. On the initial purchase of shares, if required (or subsequent purchases, if necessary) shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose. The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.

A 90-day backdating period can be used to include earlier purchases at the investor's cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent. Investors must notify the Administrator or the Distributor whenever a purchase is being made pursuant to a letter of intent.

Investors  electing to  purchase  shares  pursuant to a letter of intent  should carefully read the letter of intent, which is included in the Fund Shares Application accompanying the Investor Shares Prospectus or is otherwise available from the Administrator or the Distributor. This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.

      Reinvestments. Investors may reinvest, without a sales charge, proceeds from a redemption of Investor Shares in Investor Shares or in shares of another series of the Trust affiliated with the Advisor and sold with a sales charge, within 90 days after the redemption. If the other class of shares charges a sales charge higher than the sales charge the investor paid in connection with the shares redeemed, the investor must pay the difference. In addition, the shares of the class to be acquired must be registered for sale in the investor's state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of such shares must be received by the Fund or the Distributor within 90 days after the effective date of the redemption.

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

      Purchases by Related Parties and Groups. Reductions in sales charges apply to purchases by a single "person," including an individual, members of a family unit, consisting of a husband, wife, and children under the age of 21 purchasing securities for their own account, or a Trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar value of shares purchased by all members of the qualified group and still owned by the group plus the shares currently being purchased. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls, or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls, or has the power to vote five percent of more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

     Sales at Net Asset Value. To encourage investment in the Fund, the Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees; officers and employees of the Trust, Fund, and Advisor; and to employees and principals of related organizations and their families, and certain parties related thereto, including clients and related accounts of the Advisor. Clients of investment advisors and financial planners may also purchase Investor Shares at net asset value if the investment advisor or financial planner has made arrangements to permit them to do so with the Distributor. The public offering price of shares of the Fund may also be reduced to net asset value per share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

Exchange Feature. Investors may exchange shares of the Fund for shares of any other comparable series of the Trust. Shares of the Fund may be exchanged at the net asset value plus the percentage difference between that series' sales charge and any sales charge previously paid in connection with the shares being exchanged. For example, if a 2% sales charge was paid on shares that are exchanged into a series with a 3% sales charge, there would be an additional sales charge of 1% on the exchange. Exchanges may only be made by investors in states where shares of the other series are qualified for sale. An investor may direct the Fund to exchange his shares by writing to the Fund at its principal office. The request must be signed exactly as the investor's name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will take place, and a statement as to whether the exchange is a full or partial redemption of existing shares. Notwithstanding the foregoing, exchanges of shares may only be within the same class or type of class of shares involved. For example, Investor Shares may not be exchanged for Institutional Shares.

A pattern of frequent exchange transactions may be deemed by the Advisor to be an abusive practice that is not in the best interest of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60-days' prior notice. The Trustees also reserve the right to suspend or terminate, or amend the terms of, the exchange privilege upon 60-days' written notice to the shareholders.


                              REDEMPTION OF SHARES

The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practical for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund. No charge is made by the Fund for redemptions other than the possible charge for wiring redemption proceeds.

In addition to the situations described in the Prospectuses under "Investing in the Fund - Redeeming Your Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectuses from time to time.


                                 NET ASSET VALUE

The net asset value per share of each class of Shares of the Fund ("Class") is normally determined at the time regular trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday, except when the NYSE closes earlier). The net asset value of each class of shares of the Fund is not calculated on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of each class of Shares of the Fund will not be calculated.

The net asset value per share of each class of the Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund and attributable to that class, subtracting the liabilities charged to the Fund and to that class, and dividing the result by the number of outstanding shares of such class. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income; realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments; any funds or payments derived from any reinvestment of such proceeds; and a portion of any general assets of the Trust not belonging to a particular investment fund. Income, realized and unrealized capital gains and losses, and any expenses of the Fund not allocated to a particular class of the Fund will be allocated to each class of the Fund on the basis of the net asset value of that class in relation to the net asset value of the Fund. Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Trustees. Certain expenses attributable to a particular class of shares (such as the distribution and service fees attributable to Investor Shares) will be charged against that class of Shares. Certain other expenses attributable to a particular class of Shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that class of Shares if such expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than other classes, and the Trustees approve such allocation. Subject to the provisions of the Trust's Amended and Restated Declaration of Trust ("Declaration of Trust"), determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund and the classes of the Fund are conclusive.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value. Instruments with maturities of 60 days or less are valued at amortized costs, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.


                           ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the Prospectuses are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

The Fund, and any other series of the Trust, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the Fund's business of investing in such stock, securities or currencies. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether they received in cash or reinvested in additional shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

The Fund, and any other series of the Trust, will designate (i) any dividend of qualified dividend income as qualified dividend income; (ii) any tax-exempt dividend as an exempt-interest dividend; (iii) any distribution of long-term capital gains as a capital gain dividend; and (iv) any dividend eligible for the corporate dividends received deduction as such in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund, and any other series of the Trust, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.


If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders to the extent of the series' current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2004) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the

Fund that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.

The Fund is considered a personal holding company as defined under section 542 of the Code because 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provision of the Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

The Fund will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.


                            CAPITAL SHARES AND VOTING

The Declaration of Trust currently authorizes the issuance of shares in two series: the Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund. Each series of shares is divided into two classes ("Institutional Shares" and "Investor Shares") as described in the Prospectuses. Shares of the Fund, when issued, are fully paid and non-assessable and have no preemptive or conversion rights. Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Shareholders of all the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. The rights of shareholders may not be modified by less than a majority vote. The Trustees will hold office indefinitely, except that: (1) any Trustee may resign or retire; and (2) any Trustee may be removed:
(a) at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian. Shareholders have certain rights, as set forth in the Declaration of Trust, including the right to call a meeting of the shareholders. Shareholders holding not less than 10% of the shares then outstanding may require the Trustees to call a meeting, and the Trustees are obligated to provide certain assistance to shareholders desiring to communicate with other shareholders in such regard (e.g., providing access to shareholder lists, etc.). In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.


                              FINANCIAL STATEMENTS

The audited financial statements for the fiscal year ended November 30, 2003, including the financial highlights appearing in the Fund's Annual Report to Shareholders, are incorporated by reference and made a part of this document.

                       APPENDIX A - DESCRIPTION OF RATINGS

The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Fund believes that the quality of fixed-income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.


Standard & Poor's(R) Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

     AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.


Moody's Investor Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Advisor:

     Aaa - Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

     Aa - Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

     A - Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

     Baa - Bond obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations which are rated Ba, B, Caa, Ca or C by Moody's are not considered "Investment-Grade Debt Securities" by the Advisor. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings
------------------

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

     P-1 -Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

     P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

     P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

     NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term  ratings enhanced
by  the  senior-most   long-term   rating  of  the  issuer,   its  guarantor  or
support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings
----------------------------------------------------------

Short-Term Debt Ratings - There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

     MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

     MIG 3 - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

     SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings - In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments.

The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

     VMIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 2 - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 3 - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     SG - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.


Fitch Ratings. The following summarizes the highest four ratings used by Fitch, Inc. ("Fitch"):

Long-Term Ratings
-----------------

     AAA - Highest credit quality. The rating AAA denotes that the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA - Very high credit quality. The rating AA denotes a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A - High credit quality. The rating A denotes a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

     BBB - Good credit quality. The rating BBB indicates that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Advisor to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC and C are regarded as a high default risk. A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default. Securities rated DDD, D and D indicate a default has occurred.

Short-Term Ratings
------------------

     F1 - Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

     F2 - Good credit quality. The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

     F3 - Fair credit quality. The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B - Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C and D by Fitch are considered by the Advisor to be below investment-grade securities. Short-term securities rated B are considered speculative, securities rated C have a high default risk and securities rated D denote actual or imminent payment default.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings "AAA" category or to the categories below "CCC", nor to short-term ratings other than "F1". The suffix "NR" indicates that Fitch does not publicly rate the issuer or issue in question.

                       APPENDIX B - PROXY VOTING POLICIES



The following proxy voting policies are provided:

(1)  the Trust's Proxy Voting and Disclosure Policy and

(2) the Advisor's Proxy Voting and Disclosure Policy, including a detailed description of the Advisor's specific proxy voting guidelines.

                       CAPITAL MANAGEMENT INVESTMENT TRUST

                       PROXY VOTING AND DISCLOSURE POLICY


I.   Introduction

     Effective April 14, 2003, the Securities and Exchange Commission ("SEC") adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940 ("Investment Company Act") to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the "IC Amendments").

     The IC Amendments require that the Capital Management Investment Trust ("Trust") and each of its series of shares, the Capital Management Mid-Cap Fund and Capital Management Small-Cap Fund (individually "Fund" and collectively "Funds"), disclose the policies and procedures used to determine how to vote proxies for portfolio securities. The IC Amendments also require the Funds to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

     This Proxy Voting and Disclosure Policy ("Policy") is designed to ensure that the Funds comply with the requirements of the IC Amendments, and otherwise fulfills their obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that each Fund's proxy voting is managed in an effort to act in the best interests of its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.


II.  Specific Proxy Voting Policies and Procedures

     A.   General

     The Trust's Board of Trustees ("Board") believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Funds' shareholders.

     B.   Delegation to Fund's Advisor

     The Board believes that Capital Management Associates, Inc. ("Advisor"), as the Funds' investment advisor, is in the best position to make individual voting decisions for each Fund consistent with this Policy. Therefore, subject to the oversight of the Board, the Advisor is hereby delegated the following duties:

     (1)  to make the proxy voting decisions for each Fund; and
     (2) to assist each Fund in disclosing the Fund's proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and
          (d) whether the Fund cast its vote for or against management.

     The Board, including a majority of the independent trustees of the Board, must approve the Advisor's Proxy Voting and Disclosure Policy ("Advisor's Voting Policy") as it relates to each Fund. The Board must also approve any material changes to the Advisor's Voting Policy no later than four (4) months after adoption by Advisor.

     C.   Conflicts

     In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund's shareholders. For purposes of this Policy a vote shall be considered in the best interest of the Fund's shareholders
     (i) when a vote is cast consistent with a specific voting policy as set forth in the Advisor's Voting Policy, provided such specific voting policy was approved by the Board or (ii) when a vote is cast consistent with the decision of the Trust's Proxy Voting Committee (as defined below). In addition, provided the Advisor is not affiliated with a Fund's principal underwriter or an affiliated person of the principal underwriter and neither the Fund's principal underwriter nor an affiliated person of the principal underwriter has influenced the Advisor with respect to a matter to which the Fund is entitled to vote, a vote by the Advisor shall not be considered a conflict between the Fund's shareholders and the Fund's principal underwriter or affiliated person of the principal underwriter.


III. Fund Disclosure

     A. Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

          Beginning with a Fund's next annual update to its Statement of Additional Information ("SAI") on Form N-1A after July 1, 2003, the Fund shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders. The Fund will notify shareholders in the SAI and the Fund's shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund's website, if applicable, and by reviewing filings available on the SEC's website at http://www.sec.gov. The Fund will send this description of the Fund's Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

     B.   Disclosure of the Fund's Complete Proxy Voting Record

          In accordance with Rule 30b1-4 of the Investment Company Act, beginning after June 30, 2004, each Fund shall disclose to its shareholders on Form N-PX the Fund's complete proxy voting record for the twelve month period ended June 30 by no later than August 31 of each year.

          Each Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

          (i)     The name of the issuer of the portfolio security;

          (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

          (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

          (iv)    The shareholder meeting date;

          (v)     A brief identification of the matter voted on;

          (vi) Whether the matter was proposed by the issuer or by a security holder;

          (vii)   Whether the Fund cast its vote on the matter;

          (viii) How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (ix)    Whether the Fund cast its vote for or against management.

          Each Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund's website, if applicable. If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund's most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

          Each Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund's website at a specified Internet address; and (2) on the SEC's website. If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund's most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.


IV.  Recordkeeping

     The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

          (i)     A copy of this Policy;
          (ii)    Proxy statements received regarding each Fund's securities;
          (iii)   Records of votes cast on behalf of each Fund; and
          (iv) A record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

     The foregoing records may be kept as part of the Advisor's records.

     The Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.


V.   Proxy Voting Committee

A.   General

     The proxy voting committee of the Trust ("Proxy Voting Committee ") shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide. The purpose of the Proxy Voting Committee shall be to determine how a Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor or principal underwriter, on the other hand.

B.   Powers and Methods of Operation

     The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust's records. The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.



VI.  Other

     This Policy may be amended, from time to time, as determined by the Board.

Adopted as of this 22nd day of May, 2003.

                       Capital Management Associates, Inc.
                       -----------------------------------
                      Proxy Voting Policies and Procedures
                      ------------------------------------




Effective March 10, 2003, the Securities and Exchange Commission ("SEC") adopted a new rule and rule amendments under the Investment Advisers Act of 1940. Rule 206(4)-6 imposes a number of requirements on investment advisers that have voting authority with respect to securities held in their clients' accounts.

These written policies and procedures are designed to reasonably ensure that Capital Management Associates votes proxies in the best interest of clients who have given Capital Management Associates voting authority; and describes how the adviser addresses material conflicts between its interests and those of its clients with respect to proxy voting. In accordance with the requirements of the new Rule, Policies and Procedures for Capital Management Associates are herewith provided.

Capital Management Associates maintains internal records on proxy votes for its clients, including a record of how proxies are voted and why. The portfolio management staff is responsible for deciding what is in the best interest of each particular client when determining how proxies are voted. Proxy voting decisions will be made considering the guidelines in the ISS Proxy Voting Manual and following the procedures recited herein. Because circumstances differ between clients, some clients contractually reserve the right to vote their own proxies or contractually direct us to vote their proxies in a certain manner.

Proxy Voting
------------

Capital Management Associates will vote proxies according to the proxy voting recommendations contained in the attached summary of the ISS Proxy Voting Manual. In the event the ISS manual does not address a particular voting situation, the voting decision will be made by the portfolio management staff on a case-by-case basis.

Proxy Voting Process:
---------------------
A portfolio company's custodian, in advance of each company's annual or special meeting provides Capital Management Associates the appropriate proxies to be voted. Capital Management Associates is responsible for maintaining records of all proxy statements received and all votes cast. The compliance officer at Capital Management Associates is responsible for maintaining copies of all proxy policies and procedures; and for determining when a potential conflict of interest exists (see "Conflicts of Interest" below). The operations department is responsible for setting up new client accounts; determining which accounts Capital Management Associates has proxy voting responsibilities for; maintaining copies of all documents created that were material to or memorialized the voting decision; obtaining the appropriate guidance from the portfolio management staff on how to vote; maintaining records of all communications received from clients requesting information on how their proxies were voted and Capital Management Associates' responses to such requests. The operations department monitors corporate actions, ensuring the notifications from portfolio company custodians are recorded in the portfolio management/accounting system.

Record of Shareholder Proxy Voting.
-----------------------------------

A list of all portfolio companies held as of the end of each calendar year shall be maintained in the Proxy Voting file, with updates of new companies purchased since the end of the year on which proxies may be received. Copies of all proxy votes will be kept in the same file. Additional copies of each proxy will be kept in the files of the individual companies. Capital Management Associates will notify clients on how they can obtain records of how the advisor voted with respect to their securities and describe the proxy voting policies and procedures to each client. Capital Management Associates will provide copies of the policies and procedures to clients upon request. Clients can obtain information on how their proxies were voted and request copies of the proxy voting policies and procedures by calling Capital Management Associates at (212) 320-2008.

Capital Management Associates portfolio management team will provide periodic review sessions at least annually to reacquaint staff involved in voting proxies with the proxy voting policies and procedures and discuss current proxy issues.

Conflicts of Interest.
----------------------

Resolving Potential Conflicts of Interest:

Each proxy is reviewed by the portfolio management staff who identify potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

     1 The advisor manages a pension plan for a portfolio company whose management is soliciting proxies
     2 The advisor has a material business relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast
     3 The adviser or its principals have a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

In cases where a potential conflict of interest exists, the compliance officer will vote in accordance with ISS recommendations if application of such recommendations to the matter at hand involve little discretion on the part of the adviser. If such recommendations do not apply or involve adviser discretion, then the adviser will either disclose the conflict to the client and obtain their consents before voting or suggest that the client engage another party to determine how the proxies should be voted.


Other
-----

Capital Management Associates reserves the right to amend and revise this policy without notice at any time. This policy is dated June 30, 2003.

Appendix B
ISS Proxy Voting Guidelines Summary.

The following is a condensed version of all proxy voting recommendations contained in The ISS Proxy Voting Manual.

The Board of Directors (Chapter 3)

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a case-by-case basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

o Attend less than 75 percent of the board and committee meetings without a valid excuse,
o    Implement or renew a dead-hand or modified dead-hand poison pill,
o Ignore a shareholder proposal that is approved by a majority of the shares outstanding,
o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years,
o Failed to act on takeover offers where the majority of the shareholders tendered their shares,
o Are inside directors and sit on the audit, compensation, or nominating committees, and
o Are inside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

Separating Chairman and CEO

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

o Designated lead director appointed from the ranks of the independent board members with clearly delineated duties,
o    Majority of independent directors on board,
o    All-independent key committees,
o    Committee  chairpersons  nominated  by  the  independent  directors,
o    CEO performance reviewed annually by a committee of outside directors,
o    Established governance guidelines, and
o    Company performance.

Proposals Seeking a Majority of Independent Directors

Shareholder proposals asking that a majority of directors be independent should be evaluated on a case-by-case basis. Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

Stock Ownership Requirements

Vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Term of Office

Vote against shareholder proposals to limit the tenure of outside directors.

Age Limits

Vote against shareholder proposals to impose a mandatory retirement age for outside directors.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a case-by-case basis, using Delaware law as the standard. Vote against proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
(2) only if the director's legal expenses would be covered.

Proxy Contests (Chapter 4)

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a case-by-case basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Auditors (Chapter 5)

Ratifying Auditors

Vote for proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Proxy Contest Defenses (Chapter 6)

Board Structure: Staggered vs. Annual Elections

Vote against proposals to classify the board.
Vote for proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors

Vote against proposals that provide that directors may be removed only for cause.
Vote for proposals to restore shareholder ability to remove directors with or without cause.
Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote for proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

Vote against proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company's other governance provisions.

Shareholder Ability to Call Special Meetings

Vote against proposals to restrict or prohibit shareholder ability to call special meetings.
Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

Shareholder Ability to Act by Written Consent

Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote for proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Alter the Size of the Board

Vote for proposals that seek to fix the size of the board.
Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

Tender Offer Defenses (Chapter 7)

Poison Pills

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
Review on a case-by-case basis shareholder proposals to redeem a company's poison pill.
Review on a case-by-case basis management proposals to ratify a poison pill.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price. Generally, vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Vote for proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments. Review on a case-by-case basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a case-by-case basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Vote   against   dual-class    exchange   offers.
Vote against dual-class recapitalizations.

Supermajority Shareholder Vote Requirement to Amend the
Charter or Bylaws

Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
Vote  for  shareholder   proposals  to  lower  supermajority   shareholder  vote
requirements for charter and bylaw amendments.

Supermajority Shareholder Vote Requirement to Approve Mergers

Vote against management proposals to require a supermajority shareholder vote to
approve  mergers  and  other  significant   business   combinations.
Vote  for  shareholder   proposals  to  lower  supermajority   shareholder  vote
requirements for mergers and other significant business combinations.

White Squire Placements

Vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.


Miscellaneous Governance Provisions (Chapter 8)

Confidential Voting

Vote for shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.
Vote for management proposals to adopt confidential voting.

Equal Access

Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Bundled Proposals

Review on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Shareholder Advisory Committees

Review on a case-by-case basis proposals to establish a shareholder advisory committee.



Capital Structure (Chapter 9)

Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.
Vote against proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

Stock Distributions: Splits and Dividends

Vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

Reverse Stock Splits

Vote for management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting.

Review on a case-by-case basis on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue.

Preferred Stock

Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

Shareholder Proposals Regarding Blank Check Preferred Stock

Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Vote for management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a case-by-case basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings

Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. Consider the following issues: Dilution--How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control--
Will the transaction result in a change in control of the company? Bankruptcy-- Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

Share Repurchase Programs

Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Tracking Stock

Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as:

o    adverse governance changes,
o    excessive increases in authorized capital stock,
o    unfair method of distribution,
o    diminution of voting rights,
o    adverse conversion features,
o    negative impact on stock option plans, and
o    other alternatives such as spinoff.


Executive and Director Compensation (Chapter 10)

Votes with respect to compensation plans should be determined on a case-by-case basis.
Our new methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's new rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap. Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for (1) long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index), (2) cash compensation, and (3) categorization of the company as emerging, growth, or mature. These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

Management Proposals Seeking Approval to Reprice Options

Vote  on  management   proposals  seeking  approval  to  reprice  options  on  a
case-by-case basis.

Director Compensation

Votes on stock-based plans for directors are made on a case-by-case basis.

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be made on a case-by-case basis.

OBRA-Related Compensation Proposals:

o Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Vote  for  plans  that  simply  amend   shareholder-approved  plans  to  include
administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

o Amendments to Added Performance-Based Goals

Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

o Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

o Approval of Cash or Cash-and-Stock Bonus Plans

Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

Shareholder Proposals to Limit Executive and Director Pay

Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.
Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

Golden and Tin Parachutes

Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.
Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

Employee Stock Ownership Plans (ESOPs)

Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Vote for proposals to implement a 401(k) savings plan for employees.

State of Incorporation (Chapter 11)

Voting on State Takeover Statutes

Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Voting on Reincorporation Proposals

Proposals to change a company's state of incorporation should be examined on a case-by-case basis.


Mergers and Corporate Restructurings (Chapter 12)

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a case-by-case basis.

Spinoffs

Votes on spinoffs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

Asset Sales

Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.



Liquidations

Votes on liquidations should be made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Appraisal Rights

Vote for proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Vote for changing the corporate name.

Mutual Fund Proxies (Chapter 13)

Election of Directors

Vote the election of directors on a case-by-case basis, considering the following factors: board structure; director independence and qualifications; and compensation of directors within the fund and the family of funds attendance at board and committee meetings.

Votes should be withheld from directors who:
o attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.
o ignore a shareholder proposal that is approved by a majority of shares outstanding;
o ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years;
o    are interested directors and sit on the audit or nominating committee; or
o are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Converting Closed-end Fund to Open-end Fund

Vote conversion proposals on a case-by-case basis, considering the following factors: past performance as a closed-end fund; market in which the fund invests; measures taken by the board to address the discount; and past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

Vote proxy contests on a case-by-case basis, considering the following factors: past performance; market in which fund invests; and measures taken by the board to address the issues past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements

Vote the investment advisory agreements on a case-by-case basis, considering the following factors: proposed and current fee schedules; fund category/investment objective; performance benchmarks; share price performance as compared with peers; and the magnitude of any fee increase.

Approving New Classes or Series of Shares

Vote for the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote the authorization for or increase in preferred shares on a case-by-case basis, considering the following factors: stated specific financing purpose and other reasons management gives possible dilution for common shares.

1940 Act Policies

Vote these proposals on a case-by-case basis, considering the following factors:
potential  competitiveness;   regulatory  developments;  current  and  potential
returns; and current and potential risk.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote these proposals on a case-by-case basis, considering the following factors: fund's target investments; reasons given by fund for change; and the projected impact of change on portfolio.

Change Fundamental Investment Objective to Nonfundamental

Vote against proposals to change a fund's fundamental investment objective to nonfundamental.

Name Rule Proposals

Vote these proposals on a case-by-case basis, considering the following factors: political/economic changes in target market; bundling with quorum requirements; bundling with asset allocation changes; and consolidation in the fund's target market.

Disposition of Assets/Termination/Liquidation

Vote these proposals on a case-by-case basis, considering the following factors: strategies employed to salvage the company; company's past performance; and terms of the liquidation.

Changes to the Charter Document

Vote changes to the charter document on a case-by-case basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

Changing the Domicile of a Fund

Vote reincorporations on a case-by-case basis, considering the following factors: state regulations of both states; required fundamental policies of both states; and the increased flexibility available.

Change in Fund's Subclassification

Vote these proposals on a case-by-case basis, considering the following factors: potential competitiveness; current and potential returns; risk of concentration; and consolidation in the target industry.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Vote against these proposals.

Distribution Agreements

Vote these proposals on a case-by-case basis, considering the following factors: fees charged to comparably sized funds with similar objectives; proposed distributor's reputation and past performance; and competitiveness of fund in industry.

Master-Feeder Structure

Vote for the establishment of a master-feeder structure.

Changes to the Charter Document

Vote changes to the charter document on a case-by-case basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

Mergers

Vote merger proposals on a case-by-case basis, considering the following factors: resulting fee structure; performance of both funds; and continuity of management personnel.

Shareholder Proposals
Establish Director Ownership Requirement

Vote against the establishment of a director ownership requirement.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse proxy solicitation expenses should be analyzed on a case-by-case basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Terminate the Investment Advisor

Vote to terminate the investment advisor on a case-by-case basis, considering the following factors: performance of the fund's NAV and the history of shareholder relations.

Social and Environmental Issues (Chapter 14)

CONSUMER ISSUES AND PUBLIC SAFETY


Animal Rights

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

o The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),
o The availability and feasibility of alternatives to animal testing to ensure product safety, and
o    The degree that competitors are using animal-free testing.

Drug Pricing

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

o    Whether the proposal focuses on a specific drug and region;
o Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness;
o    Whether the company already limits price increases of its products;
o Whether the company already contributes life-saving pharmaceuticals to the needy; and
o    The extent that peer companies implement price restraints.


Genetically Modified Foods

Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

o    The costs and feasibility of labeling and/or phasing out;
o The nature of the company's business and the proportion of it affected by the proposal;
o The proportion of company sales in markets requiring labeling or GMO-free products;
o    The extent that peer companies label or have eliminated GMOs;
o Competitive benefits, such as expected increases in consumer demand for the company's products; and
o The risks of misleading consumers without federally mandated, standardized labeling.

Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.

Vote AGAINST proposals to completely phase out GMOs from the company's products. Such resolutions presuppose that there are proven health risks to GMOs--an issue better left to federal regulators--which outweigh the economic benefits derived from biotechnology.

Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company's products, taking into account:

o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution;
o    The extent that peer companies have eliminated GMOs;
o The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products; and
o Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs.

Vote AGAINST proposals seeking a report on the health effects of GMOs. Studies of this sort are better undertaken by regulators and the scientific community.

Handguns

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

Predatory Lending

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

o Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices;
o Whether the company has adequately disclosed the financial risks of its subprime business; and
o Whether the company has been subject to violations of lending laws or serious lending controversies.

Tobacco

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

o    Whether the company complies with all local ordinances and regulations;
o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness; and
o    The risk of any health-related liabilities.


Advertising to youth:

o Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations;
o    Whether the company  has gone as far as peers in  restricting  advertising;
     and
o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth.

Cease production of tobacco-related products or avoid selling products to tobacco companies:

o    The percentage of the company's business affected and
o The economic loss of eliminating the business versus any potential tobacco-related liabilities.


Spinoff tobacco-related businesses:
o    The percentage of the company's business affected;
o    The feasibility of a spinoff; and
o    Potential future liabilities related to the company's tobacco business.


Stronger product warnings:
Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.


Investment in tobacco stocks:
Vote  AGAINST  proposals  prohibiting  investment  in  tobacco  equities.   Such
decisions are better left to portfolio managers.


ENVIRONMENT AND ENERGY


Arctic National Wildlife Refuge

Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

o    Whether there are publicly available environmental impact reports;
o Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and
o    The current status of legislation regarding drilling in ANWR.

CERES Principles

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

o The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES;
o The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills;
o Environmentally conscious practices of peer companies, including endorsement of CERES; and
o    Costs of membership and implementation.

Environmental Reports

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

Global Warming

Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting. However, additional reporting may be warranted if:

o    The company's level of disclosure lags that of its competitors or
o The company has a poor environmental track record, such as violations of federal and state regulations.


Recycling

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

o    The nature of the company's business and the percentage affected;
o    The extent that peer companies are recycling;
o    The timetable prescribed by the proposal;
o    The costs of implementation; and
o Whether the company has a poor environmental track record, such as violations of federal and state regulations.

Renewable Energy

Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

o    The nature of the company's business and the percentage affected;
o The extent that peer companies are switching from fossil fuels to cleaner sources;
o    The timetable and specific action prescribed by the proposal; and
o    The costs of implementation.

GENERAL CORPORATE ISSUES

Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

o    The relevance of the issue to be linked to pay;
o The degree that social performance is already included in the company's pay structure;
o The degree that social performance is used by peer companies in setting pay;
o Violations or complaints filed against the company relating to the particular social performance measure;

o Artificial limits sought by the proposal, such as freezing or capping executive pay;
o    Independence of the compensation committee; and
o    Current company pay levels.

Charitable/Political Contributions

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

o The company is in compliance with laws governing corporate political activities, and
o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote  AGAINST   proposals   restricting  the  company  from  making   charitable
contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

LABOR STANDARDS AND HUMAN RIGHTS

China Principles

Vote CASE-BY-CASE on proposals to implement the China Principles, taking into account:

o The company's current workplace code of conduct or adherence to other global standards and their similarity to the Principles;
o    Agreements with foreign suppliers to meet certain workplace standards;
o    How company and vendor facilities are monitored;
o    Peer company adherence to the Principles;
o    Costs and feasibility/legality of implementing the Principles;
o    Control of company and involvement of Chinese army/government; and
o Whether the company has been recently involved in labor and human rights controversies or violations.

Country-specific human rights reports

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

o    The nature and amount of company business in that country;
o    The company's workplace code of conduct;
o    Proprietary and confidential information involved;
o    Company compliance with U.S. regulations on investing in the country; and

o    Level of peer company involvement in the country.

International Codes of Conduct/Vendor Standards

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

o The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent;
o    Agreements with foreign suppliers to meet certain workplace standards;
o    How company and vendor facilities are monitored;
o    Company participation in fair labor organizations;
o    Type of business;
o    Proportion of business conducted overseas;
o    Countries of operation with known human rights abuses;
o Whether the company has been recently involved in labor and human rights controversies or violations;
o    Peer company standards and practices; and
o    Union presence in company's international factories.

Generally vote AGAINST proposals that mandate outside independent monitoring, which may entail sizable costs to the company unless there are serious concerns or controversies surrounding the company's overseas operations.

Generally vote FOR reports outlining vendor standards compliance unless:

o The company does not operate in countries with significant human rights violations;
o    The company has no recent human rights controversies or violations; or
o The company already publicly discloses information on its vendor standards compliance.

MacBride Principles

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

o    Company compliance with or violations of the Fair Employment Act of 1989;
o    Company   antidiscrimination   policies  that  already   exceed  the  legal
     requirements;
o    The cost and feasibility of adopting all nine principles;
o The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles);
o    The potential for charges of reverse discrimination;
o The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted;
o    The level of the company's investment in Northern Ireland;
o    The number of company employees in Northern Ireland;
o    The degree that industry peers have adopted the MacBride Principles; and
o Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

MILITARY BUSINESS

Foreign Military Sales/Offsets

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Landmines

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine and cluster bomb production, taking into account:

o Whether the company currently manufactures landmines or landmine components and
o    Whether the company's peers have renounced future production.

Spaced-Based Weaponization

Generally  vote  FOR  reports  on  a  company's   involvement  in   spaced-based
weaponization unless:

o    The information is already publicly available or
o    The disclosures sought could compromise proprietary information.


WORKPLACE DIVERSITY

Board Diversity

Generally vote FOR reports on the company's efforts to diversify the board, unless:

o The board composition is reasonably inclusive in relation to companies of similar size and business or
o The board already reports on its nominating procedures and diversity initiatives.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

o    The degree of board diversity;
o    Comparison with peer companies;
o    Established process for improving board diversity;
o    Existence of independent nominating committee;
o    Use of outside search firm; and
o    History of EEO violations.


Equal Employment Opportunity (EEO)

Generally  vote  FOR  reports   outlining  the  company's   affirmative   action
initiatives unless:

o    The company has well-documented equal opportunity programs;
o The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and

o    The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

o    The composition of senior management and the board is fairly inclusive;
o The company has well-documented programs addressing diversity initiatives and leadership development;
o The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and/or
o    The company has no recent EEO-related violations or litigation.



Sexual Orientation

Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:

o Whether the company's EEO policy is already in compliance with federal, state, and local laws;
o    Whether the company has any recent EEO violations or litigation; and
o Whether the company faced controversies regarding unfair treatment of gay and lesbian employees.

Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust



                              Institutional Shares



                                  Annual Report



                      FOR THE YEAR ENDED NOVEMBER 30, 2003




                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005


                        CAPITAL MANAGEMENT SMALL-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Small-Cap Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Shields & Company, 140 Broadway, 44th Floor, New York, New York 10005, Phone 1-212-320-3015.

                          CAPITAL MANAGEMENT ASSOCIATES
                                  INCORPORATED
                       140 Broadway   New York, NY 10005

                                                              TEL:(212) 320-2000
INVESTMENT ADVISORS                                           FAX:(212) 420-2040

                                January 27, 2004

Dear Fellow Shareholders:

During the 1st quarter of 2003, geo-political events and the general threat of terrorism directly effected equity markets in the United States. Abandoning the passive position taken by the Untied Nations, President Bush announced that the U.S. military would search for and destroy weapons of mass destruction in Iraq. Equity markets declined in response to this military action and the world watched in anticipation as coalition troops moved rapidly across the deserts of Iraq.

Defeat came quickly to Saddam Hussein and his regime while citizens of Iraq appeared to be shocked that the tyrant, who had terrorized his own country for almost three decades, had been toppled. In fact, many Iraqis remained fearful that Saddam would return to power as U.S. troops searched in vain to capture Hussein. As news filtered out of the Middle East gold prices soared in response to the long-term commitment that America made to Iraq. Billions of dollars would be needed to finance this military action and millions more would be necessary to rebuild the Iraqi infrastructure that had been destroyed.

However, the global news began to improve as Iraq began to stabilize and U.S. corporations finally emerged from their three-year earnings recession. Fiscal stimulus enabled interest rates to remain at historic lows, tax cuts began to stimulate consumer spending and corporate America kept a close eye on expenses during 2003. Finally, as the U.S. economy registered strong GDP numbers, Saddam Hussein was captured without a shot being fired.

Recent Market Strategy
----------------------

The Capital Management Small-Cap Fund continued to be positioned for recovery in the US economy in 2003, with an emphasis on stable, well-managed companies that were dominant in their industry. We favored companies that were expected to be the beneficiaries of an economic recovery, and that could conceivably achieve a projected return on equity (ROE) of 15% or greater. In 2003 the S&P 600 Small Cap Index outperformed the Capital Management Small-Cap Fund primarily due to the S&P 600 Small Cap Index's greater weighting in financial stocks and consumer durables and lesser weighting of energy, electronic technology and industrial services.

Economic Outlook
----------------

During the 4th quarter of 2003, the U.S. economy confirmed that it is indeed possible for industrial production, consumer spending and the federal deficit to grow simultaneously in a low interest rate environment without dire inflationary consequences. This rebound in U.S. industrial production will accelerate during 2004 as the global economy gains momentum and businesses become more confident in their forecasts.

U.S. corporations enjoyed a surge in profitability during 2003 because production costs were extremely low and the weakness of the dollar improved their overseas profit margins. In 2004 most corporations will focus primarily on improving sales and revenue while maintaining their low cost structure. Unfortunately, this could mean that the unemployment rate will remain stubbornly high as the jobless recovery moves forward.

Jobs, or more importantly, the scarcity of good jobs, will undoubtedly become a significant political issue during this election year. However, corporations will remain loathe to rehire workers until there is a compelling need to increase payrolls. Look for companies to increase their labor costs only after the rebound in profits is firmly established and inventories are dangerously low.

The Federal Reserve remains committed to a stimulative monetary policy that will eliminate all concerns regarding deflation and it appears that Chairman Greenspan will only raise interest rates when inflation becomes a significant threat to the health of the economy. At this time, there appears to be little evidence that the increases we have witnessed in commodity prices will significantly impact the price of goods sold and signs of broader based inflation are not yet visible.

We believe that improved consumer confidence will drive spending during 2004 on everything from MP3 players to housing. Consumers in combination with corporations that are cautiously increasing their capital spending programs, will drive profits for U.S. corporations higher during 2004.

Equity Markets
--------------

The economic foundation that is necessary to sustain a bull market has been established during 2003. Interest rates in the United States remain low, corporate profits are surging, global economies are awakening and inflation currently appears to be a non-issue.

The most significant question currently facing investors is one of valuation. We believe that the uptrend in earnings estimates will easily support higher stock prices in 2004. Asset allocation decisions should continue to favor equities as cash yields and fixed income instruments become even more unattractive.

Current Portfolio Strategy
--------------------------

CMA continues to position its portfolios to take advantage of an economic recovery. We enter this year fully invested, with a list of stocks that we expect will benefit from a recovery that will gain strength as the year progresses. We remain invested in Value stocks that should help to preserve capital, if as anticipated, the markets continue to experience a high level of volatility. Based on our forecasts that the US economy will grow at a 4% rate during 2004, we remain focused on companies that are well positioned to be beneficiaries of continued strength in the US economy.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the fund is subject to investment risks, including, without limitation, risk related to investment in equity securities, market risk, risk related to investment in small capitalization companies, investment advisor risk and other risks as set forth in the prospectus. For more complete information regarding the fund, including additional information about risks, charges and expenses, obtain a prospectus by calling the fund directly at 1-888-626-3863. Please read the prospectus carefully before you invest.


                                                 Joseph A. Zock
                                                 President
                                                 Capital Management Associates







________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the fund is subject to investment risks, including, without limitation, risk related to investment in equity securities, market risk, risk related to investment in small capitalization companies, investment advisor risk and other risks as set forth in the prospectus. For more complete information regarding the fund, including additional information about risks, charges and expenses, obtain a prospectus by calling the fund directly at 1-888-626-3863. Please read the prospectus carefully before you invest.
________________________________________________________________________________

                        CAPITAL MANAGEMENT SMALL-CAP FUND
                              INSTITUTIONAL SHARES

                    Performance Update - $250,000 Investment

        For the period from January 12, 1999 (Commencement of Operations)
                              to November 30, 2003

--------------------------------------------------------------------------------
                      Capital Management
                        Small-Cap Fund                 S&P 600 Small-Cap
                     Institutional Shares                   Index
--------------------------------------------------------------------------------
 01/12/1999                $250,000                       $250,000
 02/28/1999                 250,227                        225,531
 05/31/1999                 286,397                        249,462
 08/31/1999                 299,136                        249,843
 11/30/1999                 316,424                        260,905
 02/29/2000                 375,152                        310,076
 05/31/2000                 366,739                        284,822
 08/31/2000                 408,803                        320,335
 11/30/2000                 343,342                        280,929
 02/28/2001                 372,592                        308,989
 05/31/2001                 388,163                        323,375
 08/31/2001                 360,914                        322,113
 11/30/2001                 330,936                        314,887
 02/28/2002                 348,764                        333,291
 05/31/2002                 370,213                        354,484
 08/31/2002                 324,807                        291,439
 11/30/2002                 337,621                        297,047
 02/28/2003                 294,165                        268,297
 05/31/2003                 351,828                        315,899
 08/31/2003                 396,956                        357,551
 11/30/2003                 420,355                        391,394




This graph depicts the performance of the Capital Management Small-Cap Fund's (the "Fund") Institutional Shares versus the S&P 600 Small-Cap Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

                     ------------- ------------------------
                                      Since Commencement
                        One Year    of Operations (1/12/99)
                     ------------- ------------------------
                         24.50 %            11.22 %
                     ------------- ------------------------



>>   The graph  assumes an initial  $250,000  investment  at  January  12,  1999
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At November 30, 2003, the value of the Fund's Institutional Shares would have increased to $420,355 - a cumulative total investment return of 68.14% since January 12, 1999.

>> At November 30, 2003, the value of a similar investment in the S&P 600 Small-Cap Index would have increased to $391,394 - a cumulative total investment return of 56.56% since January 12, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 90.82%

      Airlines - 1.66%
           SkyWest, Inc. .........................................................                    2,700             $    46,575
                                                                                                                        -----------

      Banks - 6.60%
           Compass Bancshares, Inc. ..............................................                    1,500                  58,665
           Cullen/Frost Bankers, Inc. ............................................                    1,700                  68,306
           Provident Bankshares Corporation ......................................                    2,000                  58,120
                                                                                                                        -----------
                                                                                                                            185,091
                                                                                                                        -----------
      Commercial Services - 2.88%
        (a)Sylvan Learning Systems, Inc. .........................................                    2,500                  80,925
                                                                                                                        -----------

      Electric - 1.90%
           Cleco Corporation .....................................................                    3,000                  53,340
                                                                                                                        -----------

      Electrical Components & Equipment - 3.76%
        (a)Advanced Energy Industries, Inc. ......................................                    4,000                 105,600
                                                                                                                        -----------

      Electronics - 5.27%
        (a)Checkpoint Systems, Inc. ..............................................                    4,000                  77,400
        (a)Dionex Corporation ....................................................                    1,500                  70,470
                                                                                                                        -----------
                                                                                                                            147,870
                                                                                                                        -----------
      Entertainment - 2.41%
        (a)Six Flags, Inc. .......................................................                   10,000                  67,500
                                                                                                                        -----------

      Food - 2.09%
           Flowers Foods, Inc. ...................................................                    2,250                  58,725
                                                                                                                        -----------

      Forest Products & Paper - 1.75%
           Wausau - Mosinee Paper Corporation ....................................                    4,000                  49,200
                                                                                                                        -----------

      Gas - 1.83%
           South Jersey Industries, Inc. .........................................                    1,300                  51,220
                                                                                                                        -----------

      Hand / Machine Tools - 2.32%
           Baldor Electric Company ...............................................                    3,000                  65,100
                                                                                                                        -----------

      Healthcare - Products - 6.79%
        (a)Microtek Medical Holdings, Inc. .......................................                   10,000                  40,900
        (a)ResMed Inc. ...........................................................                    1,500                  58,500
        (a)Respironics, Inc. .....................................................                    2,000                  91,000
                                                                                                                        -----------
                                                                                                                            190,400
                                                                                                                        -----------


                                                                                                                         (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Household Products / Wares - 4.31%
           John H. Harland Company ...............................................                    1,500             $    41,100
           The Dial Corporation ..................................................                    1,300                  33,644
           Tupperware Corporation ................................................                    3,000                  46,230
                                                                                                                        -----------
                                                                                                                            120,974
                                                                                                                        -----------
      Lodging - 2.52%
        (a)Choice Hotels International, Inc. .....................................                    2,000                  70,700
                                                                                                                        -----------

      Oil & Gas - 5.82%
           Cabot Oil & Gas Corporation ...........................................                    2,000                  53,120
        (a)Climarex Energy Company ...............................................                    2,000                  46,240
        (a)Pride International, Inc. .............................................                    4,000                  63,800
                                                                                                                        -----------
                                                                                                                            163,160
                                                                                                                        -----------
      Oil & Gas Services - 3.47%
        (a)Bolt Technology Corporation ...........................................                    3,000                  11,550
        (a)Oceaneering International, Inc. .......................................                    1,600                  34,960
        (a)Superior Energy Services, Inc. ........................................                    6,000                  50,880
                                                                                                                        -----------
                                                                                                                             97,390
                                                                                                                        -----------
      Pharmaceuticals - 0.66%
        (a)Aradigm Corporation ...................................................                   10,000                  18,500
                                                                                                                        -----------

      Real Estate Investment Trust - 1.76%
           Pennsylvania Real Estate Investment Trust .............................                    1,435                  49,508
                                                                                                                        -----------

      Retail - 4.65%
        (a)RARE Hospitality International, Inc. ..................................                    2,750                  68,750
        (a)Sonic Corporation .....................................................                    2,000                  61,740
                                                                                                                        -----------
                                                                                                                            130,490
                                                                                                                        -----------
      Semiconductors - 18.23%
        (a)Asyst Technologies, Inc. ..............................................                    3,500                  63,875
        (a)Axcelis Technologies, Inc. ............................................                   10,000                 114,700
        (a)Brooks Automation, Inc. ...............................................                    3,000                  72,900
           Helix Technology Corporation ..........................................                    5,000                 108,500
        (a)Photronics, Inc. ......................................................                    3,000                  55,410
        (a)Silicon Image, Inc. ...................................................                   13,000                  96,200
                                                                                                                        -----------
                                                                                                                            511,585
                                                                                                                        -----------
      Software - 1.89%
        (a)Take-Two Interactive Software, Inc. ...................................                    1,600                  52,960
                                                                                                                        -----------





                                                                                                                         (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Transportation - 4.90%
           Overseas Shipholding Group, Inc. ......................................                    2,000             $    56,300
           Stelmar Shipping Ltd. .................................................                    4,000                  81,080
                                                                                                                        -----------
                                                                                                                            137,380
                                                                                                                        -----------
      Water - 3.35%
           Philadelphia Suburban Corporation .....................................                    2,000                  54,160
           Southwest Water Company ...............................................                    2,500                  39,700
                                                                                                                        -----------
                                                                                                                             93,860
                                                                                                                        -----------

           Total Common Stocks (Cost $2,005,109) ..........................................................               2,548,053
                                                                                                                        -----------

INVESTMENT COMPANIES - 9.02%

      Evergreen Money Market Fund Class I Shares #218 ............................                  126,586                 126,586
      Evergreen Select Money Market Fund Class I Shares #495 .....................                  126,586                 126,586
                                                                                                                        -----------

           Total Investment Companies (Cost $253,172) ............................                                          253,172
                                                                                                                        -----------

Total Value of Investments (Cost $2,258,281 (b)) .................................                    99.84 %           $ 2,801,225
Other Assets Less Liabilities ....................................................                     0.16 %                 4,354
                                                                                                                        -----------
      Net Assets .................................................................                   100.00 %           $ 2,805,579
                                                                                                     ======             ===========



      (a)  Non-income producing investment

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:



           Unrealized appreciation ........................................................................             $   569,368
           Unrealized depreciation ........................................................................                 (26,424)
                                                                                                                        -----------

                      Net unrealized appreciation .........................................................             $   542,944
                                                                                                                        ===========








See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2003


ASSETS
      Investments, at value (cost $2,258,281) ...........................................................               $ 2,801,225
      Cash ..............................................................................................                     6,232
      Income receivable .................................................................................                     1,085
      Other assets ......................................................................................                       206
      Due from advisor (note 2) .........................................................................                    14,221
                                                                                                                        -----------

           Total assets .................................................................................                 2,822,969
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ..................................................................................                    17,390
                                                                                                                        -----------

NET ASSETS ..............................................................................................               $ 2,805,579
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital ...................................................................................               $ 2,212,555
      Undistributed net realized gain on investments ....................................................                    50,080
      Net unrealized appreciation on investments ........................................................                   542,944
                                                                                                                        -----------
                                                                                                                        $ 2,805,579
                                                                                                                        ===========
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($2,714,594 / 179,939 shares) ................................................................               $     15.09
                                                                                                                        ===========

INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($90,985 / 6,164 shares) .....................................................................               $     14.76
                                                                                                                        ===========
      Maximum offering price per share (100 / 97 of $14.76) .............................................               $     15.22
                                                                                                                        ===========




















See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended November 30, 2003


NET INVESTMENT LOSS

      Income
           Dividends ...........................................................................................        $    22,263
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ...................................................................             19,669
           Fund administration fees (note 2) ...................................................................              2,459
           Distribution and service fees - Investor Shares (note 3) ............................................                561
           Custody fees ........................................................................................              5,028
           Registration and filing administration fees (note 2) ................................................              2,201
           Fund accounting fees (note 2) .......................................................................             36,197
           Audit fees ..........................................................................................             13,900
           Legal fees ..........................................................................................             13,348
           Securities pricing fees .............................................................................              3,385
           Shareholder recordkeeping fees (note 2) .............................................................             24,000
           Other accounting fees (note 2) ......................................................................             21,656
           Shareholder servicing expenses ......................................................................              2,109
           Registration and filing expenses ....................................................................              1,029
           Printing expenses ...................................................................................              2,848
           Trustee fees and meeting expenses ...................................................................              6,603
           Other operating expenses ............................................................................              3,607
                                                                                                                        -----------

               Total expenses ..................................................................................            158,600
                                                                                                                        -----------

               Less:
                    Expense reimbursements (note 2) ............................................................           (108,874)
                    Investment advisory fees waived (note 2) ...................................................            (19,669)
                    Distribution and service fees waived - Investor class shares (note 3) ......................               (545)
                                                                                                                        -----------

               Net expenses ....................................................................................             29,512
                                                                                                                        -----------

                    Net investment loss ........................................................................             (7,249)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ...........................................................            137,395
      Change in unrealized appreciation (depreciation) on investments ..........................................            451,698
                                                                                                                        -----------

           Net realized and unrealized gain on investments .....................................................            589,093
                                                                                                                        -----------

               Net increase in net assets resulting from operations ............................................        $   581,844
                                                                                                                        ===========





See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                  For the Years ended November 30,

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      2003                 2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

     Operations
         Net investment loss .........................................................            $    (7,249)          $    (1,794)
         Net realized gain from investment transactions ..............................                137,395                15,565
         Change in unrealized appreciation (depreciation) on investments .............                451,698                51,667
                                                                                                  -----------           -----------
              Net increase in net assets resulting from operations ...................                581,844                65,438
                                                                                                  -----------           -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ........                924,467               858,206
                                                                                                  -----------           -----------

                     Total increase in net assets ....................................              1,506,311               923,644

NET ASSETS
     Beginning of year ...............................................................              1,299,268               375,624
                                                                                                  -----------           -----------

     End of year .....................................................................            $ 2,805,579           $ 1,299,268
                                                                                                  ===========           ===========


(a) A summary of capital share activity follows:

                                                             -----------------------------------------------------------------------
                                                                            2003                                 2002
                                                                 Shares              Value             Shares             Value
                                                             -----------------------------------------------------------------------
--------------------------------------------------------
                  INSTITUTIONAL SHARES
--------------------------------------------------------
Shares sold ............................................            78,618        $   922,477             75,631        $   858,415
Shares redeemed ........................................              (227)            (3,124)               (19)              (209)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            78,391        $   919,353             75,612        $   858,206
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                    INVESTOR SHARES
--------------------------------------------------------
Shares sold ............................................               379        $     5,114                  0        $         0
Shares redeemed ........................................                 0                  0                  0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................               379        $     5,114                  0        $         0
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                     FUND SUMMARY
--------------------------------------------------------
Shares sold ............................................            78,997        $   927,591             75,631        $   858,415
Shares redeemed ........................................              (227)            (3,124)               (19)              (209)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            78,770        $   924,467             75,612        $   858,206
                                                               ===========        ===========        ===========        ===========









See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the Years ended November 30,
                                                                2003          2002          2001          2000        1999 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...................... $     12.12   $     11.88   $     13.06   $     13.91   $     10.99

      Income (loss) from investment operations
           Net investment (loss) income ...................       (0.04)        (0.02)         0.02          0.03         (0.01)
           Net realized and unrealized gain (loss)
                  on investments...........................        3.01          0.26         (0.40)         1.06          2.93
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations ...........        2.97          0.24         (0.38)         1.09          2.92
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income ..........................        0.00          0.00         (0.03)         0.00          0.00
           Net realized gain from investment transactions          0.00          0.00         (0.77)        (1.94)         0.00
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions ........................        0.00          0.00         (0.80)        (1.94)         0.00
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ............................ $     15.09   $     12.12   $     11.88   $     13.06   $     13.91
                                                            ===========   ===========   ===========   ===========   ===========

Total return ..............................................       24.50 %        2.02 %       (3.61)%        8.51 %       26.57 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period ........................... $ 2,714,594   $ 1,230,524   $   308,206   $   488,093   $   158,754
                                                            ===========   ===========   ===========   ===========   ===========

Ratio of expenses to average net assets
     Before expense reimbursements and waived fees.........        8.06 %       21.46 %       30.23 %       24.48 %       55.71 %(b)
     After expense reimbursements and waived fees..........        1.50 %        1.50 %        1.50 %        1.50 %        1.50 %(b)

Ratio of net investment (loss) income to average net assets
     Before expense reimbursements and waived fees.........       (6.93)%      (20.25)%      (28.55)%      (22.72)%      (54.36)%(b)
     After expense reimbursements and waived fees..........       (0.37)%       (0.29)%        0.18 %        0.27 %       (0.15)%(b)

Portfolio turnover rate ...................................       61.51 %       29.61 %       61.84 %      131.47 %      145.58 %

(a) For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.

(b) Annualized.









                                                                                                                         (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the Years ended November 30,
                                                                2003          2002          2001          2000         1999 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...................... $     11.88   $     11.65   $     12.86   $     13.82   $     10.99

      Income (loss) from investment operations
           Net investment loss ............................       (0.04)        (0.01)        (0.05)        (0.08)        (0.10)
           Net realized and unrealized gain (loss)
                  on investments...........................        2.92          0.24         (0.39)         1.06          2.93
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations ...........        2.88          0.23         (0.44)         0.98          2.83
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net realized gain from investment transactions          0.00          0.00         (0.77)        (1.94)         0.00
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ............................ $     14.76   $     11.88   $     11.65   $     12.86   $     13.82
                                                            ===========   ===========   ===========   ===========   ===========

Total return (b) ..........................................       24.14 %        2.06 %       (4.20)%        7.67 %       25.75 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period ........................... $    90,985   $    68,744   $    67,418   $    67,719   $    62,854
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees...        8.25 %       25.73 %       30.46 %       24.24 %       56.45 %(c)
           After expense reimbursements and waived fees....        1.52 %        1.53 %        2.12 %        2.25 %        2.25 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees...       (7.09)%      (24.31)%      (28.81)%      (22.55)%      (55.11)%(c)
           After expense reimbursements and waived fees....       (0.37)%       (0.10)%       (0.47)%       (0.56)%       (0.91)%(c)

      Portfolio turnover rate .............................       61.51 %       29.61 %       61.84 %      131.47 %      145.58 %

(a) For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.

(b) Total return does not reflect payment of a sales charge.

(c) Annualized.



                                                                                     See accompanying notes to financial statements

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Capital Management Small-Cap Fund (the "Fund") is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"), an open-end management investment company. The Trust was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on January 12, 1999. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund pursues its investment objective by investing primarily in equity securities of small-capitalization ("small-cap") companies. The Fund considers a small-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $100 million to $1 billion. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Shares and Investor Shares.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the close of normal trading of the New York Stock Exchange, generally 4:00 p.m. Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code (the "Code") since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.




                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003



          As of November 30, 2003, the Fund had permanent book/tax differences primarily attributable to the Fund's operating net investment loss and to tax adjustments on REIT securities sold by the Fund. To reflect reclassifications arising from the permanent differences, a reclassification adjustment of $3,507 would be charged to paid-in capital, undistributed net realized gains would be charged $3,742 and accumulated net investment loss would be credited $7,249, bringing it to zero.

     C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

     The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $19,669 ($0.13 per share) and reimbursed $108,874 of the operating expenses incurred by the Fund for the year ended November 30, 2003.

     The Fund's administrator, The Nottingham Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets.






                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003



     The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million with a minimum fee of $4,800 annually plus transaction fees. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. For the fiscal year ended November 30, 2003, the Transfer Agent received $24,000 in such shareholder recordkeeping fees.

     Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended November 30, 2003, the Distributor retained sales charges amounting to $8.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Distributor has voluntarily waived a portion of its fee amounting to $545.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $2,032,434 and $981,994, respectively, for the year ended November 30, 2003.







                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                November 30, 2003
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-888-626-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $4,400 during the fiscal year ended November 30, 2003 from the Fund for their services to the Fund and Trust. The Interested Trustees and officers did not receive compensation from the Fund for their services to the Fund and Trust.

---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                                                           Number of
                                                                                          Portfolios
                                                                                           in Fund
                              Position(s)  Length                                          Complex
        Name, Age,            held with    of Time        Principal Occupation(s)         Overseen by      Other Directorships
        and Address           Fund/Trust   Served           During Past 5 Years            Trustee          Held by Trustee
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                       Independent Trustees
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Lucius E. Burch, III, 62     Trustee       Since    Chairman   and   Chief    Executive        2                  None
                                           12/94    Officer   (since   1982)  of  Burch
                                                    Investment  Group,  formerly Massey
                                                    Burch   Investment    Group,   Inc.
                                                    (venture capital firm)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
George S. Reichenbach, 74    Trustee       Since    Consultant  (since  1989) of Advent        2                  None
                                           11/98    International  Corporation (venture
                                                    capital firm); Director (since 1989)
                                                    of Astropower (solar energy company);
                                                    Director (since 1999) of    QuestAir
                                                    (fuel  cell  equipment company)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Anthony J. Walton, 61        Trustee       Since    Member  (since  2000) of  McFarland        2                  None
                                           12/94    Dewey &  Company,  LLC  (investment
                                                    banker);      previously,     Chief
                                                    Executive  Officer  (1995-1999)  of
                                                    Armstrong   Holdings    Corporation
                                                    (private  investment  and corporate
                                                    finance advisory firm)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                       Interested Trustees*
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
David V. Shields, 64**       Trustee       Since    Director  (since  1983) of  Capital        2                  None
Shields & Company                          12/94    Management     Associates,     Inc.
140 Broadway Street                                 (advisor  to the  Fund);  President
44th Floor                                          and Managing  Director (since 1982)
New York, NY  10005                                 of      Shields      &      Company
                                                    (broker/dealer  and  distributor to
                                                    the Fund)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Joseph V. Shields, Jr.,65**  Chairman      Since    Chairman   and   Chief    Executive        2      Chairman    of    Board   of
Shields & Company            and Trustee   12/94    Officer  (since  1982)  of  Capital               Trustees  -  BBH  Trust  for
140 Broadway Street                                 Management     Associates,     Inc.               the 12  series  of the trust
44th Floor                                          (advisor  to  the  Fund);  Chairman               (registered       investment
New York, NY  10005                                 and Managing  Director (since 1982)               companies);  Director (since
                                                    of      Shields      &      Company               1989)       of       Flowers
                                                    (broker/dealer  and  distributor to               Industries,    Inc.    (food
                                                    the Fund)                                         company);  Vice  Chairman of
                                                                                                      Board  of  Trustees   (since
                                                                                                      1995)  of  New  York  Racing
                                                                                                      Association, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
* Basis of Interestedness.  David V.  Shields and Joseph V. Shields, Jr. are  Interested Trustees  because  they are  officers and principal owners of Capital Management  Associates,  Inc., the  Fund's  investment advisor,  and  Shields & Company,  the Fund's distributor.
**David V. Shields and Joseph V. Shields, Jr. are brothers.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                November 30, 2003
                                   (Unaudited)


---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                                                           Number of
                                                                                          Portfolios
                                                                                           in Fund
                              Position(s)  Length                                          Complex
        Name, Age,            held with    of Time        Principal Occupation(s)         Overseen by      Other Directorships
        and Address           Fund/Trust   Served           During Past 5 Years            Trustee          Held by Trustee
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                          Other Officers
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Joseph A. Zock, 50           President     Since    President  (since  1982) of Capital       n/a                 n/a
Capital Management           (Principal    11/00    Management     Associates,     Inc.
Associates, Inc.             Executive              (advisor   to   the   Fund);   Vice
140 Broadway Street          Officer)               President   of  Shields  &  Company
44th Floor                                          (broker/dealer  and  distributor to
New York, NY  10005                                 the Fund)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Sarah M. Hunt, 36            Vice          Since    Vice  President   (since  1997)  of       n/a                 n/a
Capital Management           President     11/00    Capital   Management    Associates,
Associates, Inc.             (Principal             Inc. (advisor to the Fund)
140 Broadway Street          Financial
44th Floor                   Officer)
New York, NY  10005
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
C. Frank Watson III, 33      Secretary     Since    President   and   Chief   Operating       n/a                 n/a
                                           5/96     Officer   (since   1999)   of   The
                                                    Nottingham                  Company
                                                    (administrator    to   the   Fund);
                                                    previously,     Chief     Operating
                                                    Officer of The Nottingham Company
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Julian G. Winters, 34        Treasurer     Since    Vice           President-Compliance       n/a                 n/a
                                           4/98     Administration   (since   1998)  of
                                                    The       Nottingham        Company
                                                    (administrator    to   the   Fund);
                                                    previously,  Fund  Accountant,  The
                                                    Nottingham Company
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com

                                                                        Deloitte
                                                                        & Touche

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of Capital Management Investment Trust and
     Shareholders of Capital Management Small-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Capital Management Small-Cap Fund (the "Fund"), including the portfolio of investments, as of November 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the years and period presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Management Small-Cap Fund as of November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the years and periods presented, in conformity with accounting principles generally accepted in the United States of America.




/s/ Deloitte & Touche LLP

January 8, 2004


________

Deloitte
Touche
Tohmatsu
________

________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust

























                 This report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust



                                 Investor Shares



                                  Annual Report



                      FOR THE YEAR ENDED NOVEMBER 30, 2003




                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005


                        CAPITAL MANAGEMENT SMALL-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Small-Cap Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Shields & Company, 140 Broadway, 44th Floor, New York, New York 10005, Phone 1-212-320-3015.

                          CAPITAL MANAGEMENT ASSOCIATES
                                  INCORPORATED
                       140 Broadway   New York, NY 10005

                                                              TEL:(212) 320-2000
INVESTMENT ADVISORS                                           FAX:(212) 420-2040

                                January 27, 2004

Dear Fellow Shareholders:

During the 1st quarter of 2003, geo-political events and the general threat of terrorism directly effected equity markets in the United States. Abandoning the passive position taken by the Untied Nations, President Bush announced that the U.S. military would search for and destroy weapons of mass destruction in Iraq. Equity markets declined in response to this military action and the world watched in anticipation as coalition troops moved rapidly across the deserts of Iraq.

Defeat came quickly to Saddam Hussein and his regime while citizens of Iraq appeared to be shocked that the tyrant, who had terrorized his own country for almost three decades, had been toppled. In fact, many Iraqis remained fearful that Saddam would return to power as U.S. troops searched in vain to capture Hussein. As news filtered out of the Middle East gold prices soared in response to the long-term commitment that America made to Iraq. Billions of dollars would be needed to finance this military action and millions more would be necessary to rebuild the Iraqi infrastructure that had been destroyed.

However, the global news began to improve as Iraq began to stabilize and U.S. corporations finally emerged from their three-year earnings recession. Fiscal stimulus enabled interest rates to remain at historic lows, tax cuts began to stimulate consumer spending and corporate America kept a close eye on expenses during 2003. Finally, as the U.S. economy registered strong GDP numbers, Saddam Hussein was captured without a shot being fired.

Recent Market Strategy
----------------------

The Capital Management Small-Cap Fund continued to be positioned for recovery in the US economy in 2003, with an emphasis on stable, well-managed companies that were dominant in their industry. We favored companies that were expected to be the beneficiaries of an economic recovery, and that could conceivably achieve a projected return on equity (ROE) of 15% or greater. In 2003 the S&P 600 Small Cap Index outperformed the Capital Management Small-Cap Fund primarily due to the S&P 600 Small Cap Index's greater weighting in financial stocks and consumer durables and lesser weighting of energy, electronic technology and industrial services.

Economic Outlook
----------------

During the 4th quarter of 2003, the U.S. economy confirmed that it is indeed possible for industrial production, consumer spending and the federal deficit to grow simultaneously in a low interest rate environment without dire inflationary consequences. This rebound in U.S. industrial production will accelerate during 2004 as the global economy gains momentum and businesses become more confident in their forecasts.

U.S. corporations enjoyed a surge in profitability during 2003 because production costs were extremely low and the weakness of the dollar improved their overseas profit margins. In 2004 most corporations will focus primarily on improving sales and revenue while maintaining their low cost structure. Unfortunately, this could mean that the unemployment rate will remain stubbornly high as the jobless recovery moves forward.

Jobs, or more importantly, the scarcity of good jobs, will undoubtedly become a significant political issue during this election year. However, corporations will remain loathe to rehire workers until there is a compelling need to increase payrolls. Look for companies to increase their labor costs only after the rebound in profits is firmly established and inventories are dangerously low.

The Federal Reserve remains committed to a stimulative monetary policy that will eliminate all concerns regarding deflation and it appears that Chairman Greenspan will only raise interest rates when inflation becomes a significant threat to the health of the economy. At this time, there appears to be little evidence that the increases we have witnessed in commodity prices will significantly impact the price of goods sold and signs of broader based inflation are not yet visible.

We believe that improved consumer confidence will drive spending during 2004 on everything from MP3 players to housing. Consumers in combination with corporations that are cautiously increasing their capital spending programs, will drive profits for U.S. corporations higher during 2004.

Equity Markets
--------------

The economic foundation that is necessary to sustain a bull market has been established during 2003. Interest rates in the United States remain low, corporate profits are surging, global economies are awakening and inflation currently appears to be a non-issue.

The most significant question currently facing investors is one of valuation. We believe that the uptrend in earnings estimates will easily support higher stock prices in 2004. Asset allocation decisions should continue to favor equities as cash yields and fixed income instruments become even more unattractive.

Current Portfolio Strategy
--------------------------

CMA continues to position its portfolios to take advantage of an economic recovery. We enter this year fully invested, with a list of stocks that we expect will benefit from a recovery that will gain strength as the year progresses. We remain invested in Value stocks that should help to preserve capital, if as anticipated, the markets continue to experience a high level of volatility. Based on our forecasts that the US economy will grow at a 4% rate during 2004, we remain focused on companies that are well positioned to be beneficiaries of continued strength in the US economy.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the fund is subject to investment risks, including, without limitation, risk related to investment in equity securities, market risk, risk related to investment in small capitalization companies, investment advisor risk and other risks as set forth in the prospectus. For more complete information regarding the fund, including additional information about risks, charges and expenses, obtain a prospectus by calling the fund directly at 1-888-626-3863. Please read the prospectus carefully before you invest.


                                                 Joseph A. Zock
                                                 President
                                                 Capital Management Associates







________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the fund is subject to investment risks, including, without limitation, risk related to investment in equity securities, market risk, risk related to investment in small capitalization companies, investment advisor risk and other risks as set forth in the prospectus. For more complete information regarding the fund, including additional information about risks, charges and expenses, obtain a prospectus by calling the fund directly at 1-888-626-3863. Please read the prospectus carefully before you invest.
________________________________________________________________________________

                        CAPITAL MANAGEMENT SMALL-CAP FUND
                                 INVESTOR SHARES

                     Performance Update - $10,000 Investment

        For the period from January 12, 1999 (Commencement of Operations)
                              to November 30, 2003

--------------------------------------------------------------------------------

                       Capital Management
                         Small-Cap Fund                   S&P 600 Small-Cap
                        Investor Shares                       Index
--------------------------------------------------------------------------------
     01/12/1999             $ 9,700                          $10,000
     02/28/1999               9,691                            9,021
     05/31/1999              11,077                            9,978
     08/31/1999              11,545                            9,994
     11/30/1999              12,198                           10,436
     02/29/2000              14,441                           12,403
     05/31/2000              14,083                           11,393
     08/31/2000              15,666                           12,813
     11/30/2000              13,133                           11,237
     02/28/2001              14,224                           12,360
     05/31/2001              14,785                           12,935
     08/31/2001              13,716                           12,885
     11/30/2001              12,582                           12,595
     02/28/2002              13,262                           13,332
     05/31/2002              14,072                           14,179
     08/31/2002              12,355                           11,658
     11/30/2002              12,841                           11,882
     02/28/2003              11,189                           10,732
     05/31/2003              13,349                           12,636
     08/31/2003              15,055                           14,302
     11/30/2003              15,941                           15,656


This graph depicts the performance of the Capital Management Small-Cap Fund's (the "Fund") Investor Shares versus the S&P 600 Small-Cap Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

    ----------------------------- ------------- ----------------------------
                                                    Since Commencement
                                     One Year     of Operations (1/12/99)
    ----------------------------- ------------- ----------------------------
            No Sales Load             24.14 %              10.70 %
    ----------------------------- ------------- ----------------------------
       3.00% Maximum Sales Load       20.41 %              10.02 %
    ----------------------------- ------------- ----------------------------



>> The graph assumes an initial $10,000 investment ($9,700 after maximum sales load of 3.00%) at January 12, 1999 (commencement of operations). All dividends and distributions are reinvested.

>> At November 30, 2003, the value of the Fund's Investor Shares would have increased to $15,941 - a cumulative total investment return of 59.41% since January 12, 1999. Without the deduction of the 3.00% maximum sales load, the value of the Fund's Investor Shares would have increased to $16,434 - a cumulative total investment return of 64.34% since January 12, 1999. The sales load may be reduced or eliminated for larger purchases.

>>   At November  30,  2003,  the value of a similar  investment  in the S&P 600
     Small-Cap Index would have increased to $15,656 - a cumulative total investment return of 56.56% since January 12, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 90.82%

      Airlines - 1.66%
           SkyWest, Inc. .........................................................                    2,700             $    46,575
                                                                                                                        -----------

      Banks - 6.60%
           Compass Bancshares, Inc. ..............................................                    1,500                  58,665
           Cullen/Frost Bankers, Inc. ............................................                    1,700                  68,306
           Provident Bankshares Corporation ......................................                    2,000                  58,120
                                                                                                                        -----------
                                                                                                                            185,091
                                                                                                                        -----------
      Commercial Services - 2.88%
        (a)Sylvan Learning Systems, Inc. .........................................                    2,500                  80,925
                                                                                                                        -----------

      Electric - 1.90%
           Cleco Corporation .....................................................                    3,000                  53,340
                                                                                                                        -----------

      Electrical Components & Equipment - 3.76%
        (a)Advanced Energy Industries, Inc. ......................................                    4,000                 105,600
                                                                                                                        -----------

      Electronics - 5.27%
        (a)Checkpoint Systems, Inc. ..............................................                    4,000                  77,400
        (a)Dionex Corporation ....................................................                    1,500                  70,470
                                                                                                                        -----------
                                                                                                                            147,870
                                                                                                                        -----------
      Entertainment - 2.41%
        (a)Six Flags, Inc. .......................................................                   10,000                  67,500
                                                                                                                        -----------

      Food - 2.09%
           Flowers Foods, Inc. ...................................................                    2,250                  58,725
                                                                                                                        -----------

      Forest Products & Paper - 1.75%
           Wausau - Mosinee Paper Corporation ....................................                    4,000                  49,200
                                                                                                                        -----------

      Gas - 1.83%
           South Jersey Industries, Inc. .........................................                    1,300                  51,220
                                                                                                                        -----------

      Hand / Machine Tools - 2.32%
           Baldor Electric Company ...............................................                    3,000                  65,100
                                                                                                                        -----------

      Healthcare - Products - 6.79%
        (a)Microtek Medical Holdings, Inc. .......................................                   10,000                  40,900
        (a)ResMed Inc. ...........................................................                    1,500                  58,500
        (a)Respironics, Inc. .....................................................                    2,000                  91,000
                                                                                                                        -----------
                                                                                                                            190,400
                                                                                                                        -----------


                                                                                                                         (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Household Products / Wares - 4.31%
           John H. Harland Company ...............................................                    1,500             $    41,100
           The Dial Corporation ..................................................                    1,300                  33,644
           Tupperware Corporation ................................................                    3,000                  46,230
                                                                                                                        -----------
                                                                                                                            120,974
                                                                                                                        -----------
      Lodging - 2.52%
        (a)Choice Hotels International, Inc. .....................................                    2,000                  70,700
                                                                                                                        -----------

      Oil & Gas - 5.82%
           Cabot Oil & Gas Corporation ...........................................                    2,000                  53,120
        (a)Climarex Energy Company ...............................................                    2,000                  46,240
        (a)Pride International, Inc. .............................................                    4,000                  63,800
                                                                                                                        -----------
                                                                                                                            163,160
                                                                                                                        -----------
      Oil & Gas Services - 3.47%
        (a)Bolt Technology Corporation ...........................................                    3,000                  11,550
        (a)Oceaneering International, Inc. .......................................                    1,600                  34,960
        (a)Superior Energy Services, Inc. ........................................                    6,000                  50,880
                                                                                                                        -----------
                                                                                                                             97,390
                                                                                                                        -----------
      Pharmaceuticals - 0.66%
        (a)Aradigm Corporation ...................................................                   10,000                  18,500
                                                                                                                        -----------

      Real Estate Investment Trust - 1.76%
           Pennsylvania Real Estate Investment Trust .............................                    1,435                  49,508
                                                                                                                        -----------

      Retail - 4.65%
        (a)RARE Hospitality International, Inc. ..................................                    2,750                  68,750
        (a)Sonic Corporation .....................................................                    2,000                  61,740
                                                                                                                        -----------
                                                                                                                            130,490
                                                                                                                        -----------
      Semiconductors - 18.23%
        (a)Asyst Technologies, Inc. ..............................................                    3,500                  63,875
        (a)Axcelis Technologies, Inc. ............................................                   10,000                 114,700
        (a)Brooks Automation, Inc. ...............................................                    3,000                  72,900
           Helix Technology Corporation ..........................................                    5,000                 108,500
        (a)Photronics, Inc. ......................................................                    3,000                  55,410
        (a)Silicon Image, Inc. ...................................................                   13,000                  96,200
                                                                                                                        -----------
                                                                                                                            511,585
                                                                                                                        -----------
      Software - 1.89%
        (a)Take-Two Interactive Software, Inc. ...................................                    1,600                  52,960
                                                                                                                        -----------





                                                                                                                         (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Transportation - 4.90%
           Overseas Shipholding Group, Inc. ......................................                    2,000             $    56,300
           Stelmar Shipping Ltd. .................................................                    4,000                  81,080
                                                                                                                        -----------
                                                                                                                            137,380
                                                                                                                        -----------
      Water - 3.35%
           Philadelphia Suburban Corporation .....................................                    2,000                  54,160
           Southwest Water Company ...............................................                    2,500                  39,700
                                                                                                                        -----------
                                                                                                                             93,860
                                                                                                                        -----------

           Total Common Stocks (Cost $2,005,109) ..........................................................               2,548,053
                                                                                                                        -----------

INVESTMENT COMPANIES - 9.02%

      Evergreen Money Market Fund Class I Shares #218 ............................                  126,586                 126,586
      Evergreen Select Money Market Fund Class I Shares #495 .....................                  126,586                 126,586
                                                                                                                        -----------

           Total Investment Companies (Cost $253,172) ............................                                          253,172
                                                                                                                        -----------

Total Value of Investments (Cost $2,258,281 (b)) .................................                    99.84 %           $ 2,801,225
Other Assets Less Liabilities ....................................................                     0.16 %                 4,354
                                                                                                                        -----------
      Net Assets .................................................................                   100.00 %           $ 2,805,579
                                                                                                     ======             ===========



      (a)  Non-income producing investment

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:



           Unrealized appreciation ........................................................................             $   569,368
           Unrealized depreciation ........................................................................                 (26,424)
                                                                                                                        -----------

                      Net unrealized appreciation .........................................................             $   542,944
                                                                                                                        ===========








See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2003


ASSETS
      Investments, at value (cost $2,258,281) ...........................................................               $ 2,801,225
      Cash ..............................................................................................                     6,232
      Income receivable .................................................................................                     1,085
      Other assets ......................................................................................                       206
      Due from advisor (note 2) .........................................................................                    14,221
                                                                                                                        -----------

           Total assets .................................................................................                 2,822,969
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ..................................................................................                    17,390
                                                                                                                        -----------

NET ASSETS ..............................................................................................               $ 2,805,579
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital ...................................................................................               $ 2,212,555
      Undistributed net realized gain on investments ....................................................                    50,080
      Net unrealized appreciation on investments ........................................................                   542,944
                                                                                                                        -----------
                                                                                                                        $ 2,805,579
                                                                                                                        ===========
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($2,714,594 / 179,939 shares) ................................................................               $     15.09
                                                                                                                        ===========

INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($90,985 / 6,164 shares) .....................................................................               $     14.76
                                                                                                                        ===========
      Maximum offering price per share (100 / 97 of $14.76) .............................................               $     15.22
                                                                                                                        ===========




















See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended November 30, 2003


NET INVESTMENT LOSS

      Income
           Dividends ...........................................................................................        $    22,263
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ...................................................................             19,669
           Fund administration fees (note 2) ...................................................................              2,459
           Distribution and service fees - Investor Shares (note 3) ............................................                561
           Custody fees ........................................................................................              5,028
           Registration and filing administration fees (note 2) ................................................              2,201
           Fund accounting fees (note 2) .......................................................................             36,197
           Audit fees ..........................................................................................             13,900
           Legal fees ..........................................................................................             13,348
           Securities pricing fees .............................................................................              3,385
           Shareholder recordkeeping fees (note 2) .............................................................             24,000
           Other accounting fees (note 2) ......................................................................             21,656
           Shareholder servicing expenses ......................................................................              2,109
           Registration and filing expenses ....................................................................              1,029
           Printing expenses ...................................................................................              2,848
           Trustee fees and meeting expenses ...................................................................              6,603
           Other operating expenses ............................................................................              3,607
                                                                                                                        -----------

               Total expenses ..................................................................................            158,600
                                                                                                                        -----------

               Less:
                    Expense reimbursements (note 2) ............................................................           (108,874)
                    Investment advisory fees waived (note 2) ...................................................            (19,669)
                    Distribution and service fees waived - Investor class shares (note 3) ......................               (545)
                                                                                                                        -----------

               Net expenses ....................................................................................             29,512
                                                                                                                        -----------

                    Net investment loss ........................................................................             (7,249)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ...........................................................            137,395
      Change in unrealized appreciation (depreciation) on investments ..........................................            451,698
                                                                                                                        -----------

           Net realized and unrealized gain on investments .....................................................            589,093
                                                                                                                        -----------

               Net increase in net assets resulting from operations ............................................        $   581,844
                                                                                                                        ===========





See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                  For the Years ended November 30,

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      2003                 2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

     Operations
         Net investment loss .........................................................            $    (7,249)          $    (1,794)
         Net realized gain from investment transactions ..............................                137,395                15,565
         Change in unrealized appreciation (depreciation) on investments .............                451,698                51,667
                                                                                                  -----------           -----------
              Net increase in net assets resulting from operations ...................                581,844                65,438
                                                                                                  -----------           -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ........                924,467               858,206
                                                                                                  -----------           -----------

                     Total increase in net assets ....................................              1,506,311               923,644

NET ASSETS
     Beginning of year ...............................................................              1,299,268               375,624
                                                                                                  -----------           -----------

     End of year .....................................................................            $ 2,805,579           $ 1,299,268
                                                                                                  ===========           ===========


(a) A summary of capital share activity follows:

                                                             -----------------------------------------------------------------------
                                                                            2003                                 2002
                                                                 Shares              Value             Shares             Value
                                                             -----------------------------------------------------------------------
--------------------------------------------------------
                  INSTITUTIONAL SHARES
--------------------------------------------------------
Shares sold ............................................            78,618        $   922,477             75,631        $   858,415
Shares redeemed ........................................              (227)            (3,124)               (19)              (209)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            78,391        $   919,353             75,612        $   858,206
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                    INVESTOR SHARES
--------------------------------------------------------
Shares sold ............................................               379        $     5,114                  0        $         0
Shares redeemed ........................................                 0                  0                  0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................               379        $     5,114                  0        $         0
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                     FUND SUMMARY
--------------------------------------------------------
Shares sold ............................................            78,997        $   927,591             75,631        $   858,415
Shares redeemed ........................................              (227)            (3,124)               (19)              (209)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            78,770        $   924,467             75,612        $   858,206
                                                               ===========        ===========        ===========        ===========









See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the Years ended November 30,
                                                                2003          2002          2001          2000        1999 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...................... $     12.12   $     11.88   $     13.06   $     13.91   $     10.99

      Income (loss) from investment operations
           Net investment (loss) income ...................       (0.04)        (0.02)         0.02          0.03         (0.01)
           Net realized and unrealized gain (loss)
                  on investments...........................        3.01          0.26         (0.40)         1.06          2.93
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations ...........        2.97          0.24         (0.38)         1.09          2.92
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income ..........................        0.00          0.00         (0.03)         0.00          0.00
           Net realized gain from investment transactions          0.00          0.00         (0.77)        (1.94)         0.00
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions ........................        0.00          0.00         (0.80)        (1.94)         0.00
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ............................ $     15.09   $     12.12   $     11.88   $     13.06   $     13.91
                                                            ===========   ===========   ===========   ===========   ===========

Total return ..............................................       24.50 %        2.02 %       (3.61)%        8.51 %       26.57 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period ........................... $ 2,714,594   $ 1,230,524   $   308,206   $   488,093   $   158,754
                                                            ===========   ===========   ===========   ===========   ===========

Ratio of expenses to average net assets
     Before expense reimbursements and waived fees.........        8.06 %       21.46 %       30.23 %       24.48 %       55.71 %(b)
     After expense reimbursements and waived fees..........        1.50 %        1.50 %        1.50 %        1.50 %        1.50 %(b)

Ratio of net investment (loss) income to average net assets
     Before expense reimbursements and waived fees.........       (6.93)%      (20.25)%      (28.55)%      (22.72)%      (54.36)%(b)
     After expense reimbursements and waived fees..........       (0.37)%       (0.29)%        0.18 %        0.27 %       (0.15)%(b)

Portfolio turnover rate ...................................       61.51 %       29.61 %       61.84 %      131.47 %      145.58 %

(a) For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.

(b) Annualized.









                                                                                                                         (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the Years ended November 30,
                                                                2003          2002          2001          2000         1999 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...................... $     11.88   $     11.65   $     12.86   $     13.82   $     10.99

      Income (loss) from investment operations
           Net investment loss ............................       (0.04)        (0.01)        (0.05)        (0.08)        (0.10)
           Net realized and unrealized gain (loss)
                  on investments...........................        2.92          0.24         (0.39)         1.06          2.93
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations ...........        2.88          0.23         (0.44)         0.98          2.83
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net realized gain from investment transactions          0.00          0.00         (0.77)        (1.94)         0.00
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ............................ $     14.76   $     11.88   $     11.65   $     12.86   $     13.82
                                                            ===========   ===========   ===========   ===========   ===========

Total return (b) ..........................................       24.14 %        2.06 %       (4.20)%        7.67 %       25.75 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period ........................... $    90,985   $    68,744   $    67,418   $    67,719   $    62,854
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees...        8.25 %       25.73 %       30.46 %       24.24 %       56.45 %(c)
           After expense reimbursements and waived fees....        1.52 %        1.53 %        2.12 %        2.25 %        2.25 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees...       (7.09)%      (24.31)%      (28.81)%      (22.55)%      (55.11)%(c)
           After expense reimbursements and waived fees....       (0.37)%       (0.10)%       (0.47)%       (0.56)%       (0.91)%(c)

      Portfolio turnover rate .............................       61.51 %       29.61 %       61.84 %      131.47 %      145.58 %

(a) For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.

(b) Total return does not reflect payment of a sales charge.

(c) Annualized.



                                                                                     See accompanying notes to financial statements

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Capital Management Small-Cap Fund (the "Fund") is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"), an open-end management investment company. The Trust was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on January 12, 1999. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund pursues its investment objective by investing primarily in equity securities of small-capitalization ("small-cap") companies. The Fund considers a small-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $100 million to $1 billion. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Shares and Investor Shares.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the close of normal trading of the New York Stock Exchange, generally 4:00 p.m. Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code (the "Code") since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.




                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003



          As of November 30, 2003, the Fund had permanent book/tax differences primarily attributable to the Fund's operating net investment loss and to tax adjustments on REIT securities sold by the Fund. To reflect reclassifications arising from the permanent differences, a reclassification adjustment of $3,507 would be charged to paid-in capital, undistributed net realized gains would be charged $3,742 and accumulated net investment loss would be credited $7,249, bringing it to zero.

     C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

     The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $19,669 ($0.13 per share) and reimbursed $108,874 of the operating expenses incurred by the Fund for the year ended November 30, 2003.

     The Fund's administrator, The Nottingham Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets.






                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003



     The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million with a minimum fee of $4,800 annually plus transaction fees. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. For the fiscal year ended November 30, 2003, the Transfer Agent received $24,000 in such shareholder recordkeeping fees.

     Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended November 30, 2003, the Distributor retained sales charges amounting to $8.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Distributor has voluntarily waived a portion of its fee amounting to $545.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $2,032,434 and $981,994, respectively, for the year ended November 30, 2003.







                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                November 30, 2003
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-888-626-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $4,400 during the fiscal year ended November 30, 2003 from the Fund for their services to the Fund and Trust. The Interested Trustees and officers did not receive compensation from the Fund for their services to the Fund and Trust.

---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                                                           Number of
                                                                                          Portfolios
                                                                                           in Fund
                              Position(s)  Length                                          Complex
        Name, Age,            held with    of Time        Principal Occupation(s)         Overseen by      Other Directorships
        and Address           Fund/Trust   Served           During Past 5 Years            Trustee          Held by Trustee
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                       Independent Trustees
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Lucius E. Burch, III, 62     Trustee       Since    Chairman   and   Chief    Executive        2                  None
                                           12/94    Officer   (since   1982)  of  Burch
                                                    Investment  Group,  formerly Massey
                                                    Burch   Investment    Group,   Inc.
                                                    (venture capital firm)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
George S. Reichenbach, 74    Trustee       Since    Consultant  (since  1989) of Advent        2                  None
                                           11/98    International  Corporation (venture
                                                    capital firm); Director (since 1989)
                                                    of Astropower (solar energy company);
                                                    Director (since 1999) of    QuestAir
                                                    (fuel  cell  equipment company)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Anthony J. Walton, 61        Trustee       Since    Member  (since  2000) of  McFarland        2                  None
                                           12/94    Dewey &  Company,  LLC  (investment
                                                    banker);      previously,     Chief
                                                    Executive  Officer  (1995-1999)  of
                                                    Armstrong   Holdings    Corporation
                                                    (private  investment  and corporate
                                                    finance advisory firm)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                       Interested Trustees*
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
David V. Shields, 64**       Trustee       Since    Director  (since  1983) of  Capital        2                  None
Shields & Company                          12/94    Management     Associates,     Inc.
140 Broadway Street                                 (advisor  to the  Fund);  President
44th Floor                                          and Managing  Director (since 1982)
New York, NY  10005                                 of      Shields      &      Company
                                                    (broker/dealer  and  distributor to
                                                    the Fund)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Joseph V. Shields, Jr.,65**  Chairman      Since    Chairman   and   Chief    Executive        2      Chairman    of    Board   of
Shields & Company            and Trustee   12/94    Officer  (since  1982)  of  Capital               Trustees  -  BBH  Trust  for
140 Broadway Street                                 Management     Associates,     Inc.               the 12  series  of the trust
44th Floor                                          (advisor  to  the  Fund);  Chairman               (registered       investment
New York, NY  10005                                 and Managing  Director (since 1982)               companies);  Director (since
                                                    of      Shields      &      Company               1989)       of       Flowers
                                                    (broker/dealer  and  distributor to               Industries,    Inc.    (food
                                                    the Fund)                                         company);  Vice  Chairman of
                                                                                                      Board  of  Trustees   (since
                                                                                                      1995)  of  New  York  Racing
                                                                                                      Association, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
* Basis of Interestedness.  David V.  Shields and Joseph V. Shields, Jr. are  Interested Trustees  because  they are  officers and principal owners of Capital Management  Associates,  Inc., the  Fund's  investment advisor,  and  Shields & Company,  the Fund's distributor.
**David V. Shields and Joseph V. Shields, Jr. are brothers.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                November 30, 2003
                                   (Unaudited)


---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                                                           Number of
                                                                                          Portfolios
                                                                                           in Fund
                              Position(s)  Length                                          Complex
        Name, Age,            held with    of Time        Principal Occupation(s)         Overseen by      Other Directorships
        and Address           Fund/Trust   Served           During Past 5 Years            Trustee          Held by Trustee
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                          Other Officers
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Joseph A. Zock, 50           President     Since    President  (since  1982) of Capital       n/a                 n/a
Capital Management           (Principal    11/00    Management     Associates,     Inc.
Associates, Inc.             Executive              (advisor   to   the   Fund);   Vice
140 Broadway Street          Officer)               President   of  Shields  &  Company
44th Floor                                          (broker/dealer  and  distributor to
New York, NY  10005                                 the Fund)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Sarah M. Hunt, 36            Vice          Since    Vice  President   (since  1997)  of       n/a                 n/a
Capital Management           President     11/00    Capital   Management    Associates,
Associates, Inc.             (Principal             Inc. (advisor to the Fund)
140 Broadway Street          Financial
44th Floor                   Officer)
New York, NY  10005
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
C. Frank Watson III, 33      Secretary     Since    President   and   Chief   Operating       n/a                 n/a
                                           5/96     Officer   (since   1999)   of   The
                                                    Nottingham                  Company
                                                    (administrator    to   the   Fund);
                                                    previously,     Chief     Operating
                                                    Officer of The Nottingham Company
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Julian G. Winters, 34        Treasurer     Since    Vice           President-Compliance       n/a                 n/a
                                           4/98     Administration   (since   1998)  of
                                                    The       Nottingham        Company
                                                    (administrator    to   the   Fund);
                                                    previously,  Fund  Accountant,  The
                                                    Nottingham Company
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com

                                                                        Deloitte
                                                                        & Touche

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of Capital Management Investment Trust and
     Shareholders of Capital Management Small-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Capital Management Small-Cap Fund (the "Fund"), including the portfolio of investments, as of November 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the years and period presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Management Small-Cap Fund as of November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the years and periods presented, in conformity with accounting principles generally accepted in the United States of America.




/s/ Deloitte & Touche LLP

January 8, 2004


________

Deloitte
Touche
Tohmatsu
________

________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust

























                 This report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

                                     PART C
                                     ======

                                    FORM N-1A

                                OTHER INFORMATION


ITEM 23. Exhibits
         --------

(a)      Declaration of Trust.^1

(b)      By-Laws.^1

(c) Certificates for shares are not issued. Articles V, VI, VII, IX, and X of the Declaration of Trust, previously filed as Exhibit (a) hereto, define the rights of holders of Shares.^1

(d)(1) Amended and Restated Investment Advisory Agreement between the Capital Management Investment Trust and Capital Management Associates, Inc., as Advisor, with respect to the Capital Management Mid-Cap Fund.^4

(d)(2) Amended and Restated Investment Advisory Agreement between the Capital Management Investment Trust and Capital Management Associates, Inc., as Advisor, with respect to the Capital Management Small-Cap Fund.^4

(e)(1)   Amended  and  Restated  Distribution   Agreement  between  the  Capital
         Management Investment Trust and Shields & Company, as Distributor, with respect to the Capital Management Mid-Cap Fund.^4

(e)(2)   Amended  and  Restated  Distribution   Agreement  between  the  Capital
         Management Investment Trust and Shields & Company, as Distributor, with respect to the Capital Management Small-Cap Fund.^4

(f)      Not Applicable.

(g)(1) Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National
         Bank).^6

(g)(2) First Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^6

(g)(3)   Second  Addendum  to  the  Master  Custodian   Agreement   between  The
         Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).

(g)(4) Third Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).

(g)(5)   Fourth  Addendum  to  the  Master  Custodian   Agreement   between  The
         Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).

(g)(6) Fifth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).

(g)(7) Form of Sixth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).

(g)(8)   Individual   Custodian   Agreement   between  the  Capital   Management
         Investment Trust and Wachovia Bank, N.A. (successor by merger to First Union National Bank), as Custodian.^5

(h)(1) Amended and Restated Fund Accounting and Compliance Administration Agreement between the Capital Management Investment Trust and The Nottingham Company, Inc., as Administrator.^4

(h)(2) Dividend Disbursing and Transfer Agent Agreement between the Capital Management Investment Trust and NC Shareholder Services, LLC, as Transfer Agent.^4

(h)(3) Amended and Restated Expense Limitation Agreement between the Capital Management Investment Trust and Capital Management Associates, Inc. with respect to the Capital Management Mid-Cap Fund.^4

(h)(4) Amended and Restated Expense Limitation Agreement between the Capital Management Investment Trust and Capital Management Associates, Inc. with respect to the Capital Management Small-Cap Fund.^4

(i) Opinion and Consent of Dechert Price & Rhoads, Counsel, regarding the legality of the securities registered with respect to the Capital Management Small-Cap Fund.^3

(j) Consent of Deloitte & Touche LLP, Independent Public Accountants, with respect to the Capital Management Mid-Cap Fund and Capital Management Small-Cap Fund.

(k)      Not applicable.

(l)      Initial Capital Agreement.^1

(m)(1) Amended and Restated Distribution Plan under Rule 12b-1 for the Capital Management Mid-Cap Fund.^4

(m)(2) Amended and Restated Distribution Plan under Rule 12b-1 for the Capital Management Small-Cap Fund.^4

(n)      Amended and Restated Rule 18f-3 Multi-Class Plan.^4

(p)(1) Amended and Restated Code of Ethics for the Capital Management Investment Trust.^5

(p)(2) Amended and Restated Code of Ethics for Capital Management Associates, Inc.^5

(p)(3)   Code of Ethics for Shields & Company.^4

(q)      Powers of Attorney.^2

-----------------------

1. Incorporated herein by reference to Capital Management Investment Trust's Registration Statement Post-Effective Amendment No. 3 on Form N-1A filed on March 26, 1996 (File No. 33-85242).
2. Incorporated herein by reference to Capital Management Investment Trust's Registration Statement Post-Effective Amendment No. 4 on Form N-1A filed on March 31, 1997 (File No. 33-85242).
3. Incorporated herein by reference to Capital Management Investment Trust's Registration Statement Post-Effective Amendment No. 6 on Form N-1A filed on October 29, 1998 (File No. 33-85242).
4. Incorporated herein by reference to Capital Management Investment Trust's Registration Statement Post-Effective Amendment No. 9 on Form N-1A filed on April 2, 2001 (File No. 33-85242).
5. Incorporated herein by reference to Capital Management Investment Trust's Registration Statement Post-Effective Amendment No. 10 on Form N-1A filed on April 1, 2002 (File No. 33-85242).
6. Incorporated herein by reference to Capital Management Investment Trust's Registration Statement Post-Effective Amendment No. 11 on Form N-1A filed on March 31, 2003 (File No. 33-85242).


ITEM 24. Persons Controlled by or Under Common Control with the Registrant
         -----------------------------------------------------------------

No person is controlled by or under common control with the Capital Management Investment Trust.


ITEM 25. Indemnification
         ---------------

The Trust's Declaration of Trust, Investment Advisory Agreements, Administration Agreement, and Distribution Agreements provide for indemnification of certain persons acting on behalf of the Trust.

     Article V, Section 5.4 of the Trust's Declaration of Trust states:

          1. Subject only to the provisions hereof, every person who is or has been a Trustee, officer, employee or agent of the Trust and every person who serves at the Trustees request as director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise or is threatened by virtue of his being or having been a Trustee, officer, employee or agent of the Trust or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Trust and against amounts paid or incurred by him in the compromise or settlement thereof.

          2. The words "claim", "action", "suit", or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words "liabilities" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          3. No indemnification shall be provided hereunder to a Trustee or officer:

               a. against any liability to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct");

               b. with respect to any matter as to which he shall, by the court or other body by or before which the proceeding was brought or engaged, have been finally adjudicated to be liable by reason of disabling conduct;

               c. in the absence of a final adjudication on the merits that such Trustee or officer did not engage in disabling conduct, unless a reasonable determination, based upon a review of the facts that the person to be indemnified is not liable by reason of such conduct, is made:

                    (A) by vote of a majority of a quorum of the Trustees who are neither Interested Persons nor parties to the proceedings; or

                    (B)  by independent legal counsel, in a written opinion.

          4. The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee, officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors and administrators of such a person; provided, however, that no person may satisfy any right of indemnity or reimbursement granted herein except out of the property of the Trust, and no other person shall be personally liable to provide indemnity or reimbursement hereunder (except an insurer or surety or person otherwise bound by contract).

          5. Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.4 may be paid by the Trust prior to final disposition thereof upon receipt of a written undertaking by or on behalf of the Trustee, officer, employee or agent to reimburse the Trust if it is ultimately determined under this Section 5.4 that he is not entitled to indemnification. Such undertaking shall be secured by a surety bond or other suitable insurance or such security as the Trustees shall require unless a majority of a quorum of the Trustees who are neither Interested Persons nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based on readily available facts, that there is reason to believe that the indemnitee ultimately will be found to be entitled to indemnification.

     The Bylaws of the Trust contain similar indemnification provisions.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("Act") may be permitted to Trustees, officers and controlling persons of the Capital Management Investment Trust pursuant to the foregoing provisions, or otherwise, the Capital Management Investment Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Capital Management Investment Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Capital Management Investment Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Capital
Management Investment Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26. Business and other Connections of the Investment Advisor
         --------------------------------------------------------

See the Statements of Additional Information section entitled "Management And Other Service Providers" of the Funds and the Investment Advisor's Form ADV filed with the Commission, which is hereby incorporated by reference, for the activities and affiliations of the officers and directors of the Investment Advisor of the Capital Management Investment Trust. Except as so provided, to the knowledge of the Capital Management Investment Trust, none of the directors or executive officers of the Investment Advisor is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Investment Advisor currently serves as investment advisor to numerous institutional and individual clients.


ITEM 27. Principal Underwriter
         ---------------------

(a) Shields & Company is underwriter and distributor for the Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund.

(b)  Name and Principal       Position(s) and Offices    Position(s) and Offices
     Business Address         with Underwriter           with Registrant
     ----------------         ----------------           ---------------

     Joseph V. Shields, Jr.     Chairman                    Trustee
     140 Broadway
     New York, New York  10005

     David V. Shields           President                   Trustee
     140 Broadway
     New York, New York  10005

     Ralph J. Scarpa            Senior Vice President       None
     140 Broadway
     New York, New York  10005

     Bruce L. Graham, CFA       Vice President              None
     140 Broadway
     New York, New York  10005

     Joseph A. Zock             Vice President              President
     140 Broadway
     New York, New York  10005

(c) Not applicable


ITEM 28. Location of Accounts and Records
         --------------------------------

All  account  books  and  records  not  normally  held by  Wachovia  Bank,  N.A.
(successor by merger to First Union National Bank), the Custodian to the Registrant, are held by the Registrant in the offices of The Nottingham Management Company d/b/a The Nottingham Company, Fund Accountant and Administrator; North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC, Transfer Agent to the Registrant; or by Capital Management Associates, Inc., the Advisor to the Registrant.

The address of Wachovia Bank, N.A. is 123 South Broad Street, Philadelphia, Pennsylvania 19109. The address of The Nottingham Company is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069. The address of NC Shareholder Services, LLC is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The address of Capital Management Associates, Inc. is 140 Broadway, New York, New York 10005.


ITEM 29. Management Services
         -------------------

Not applicable


ITEM 30. Undertakings
         ------------

None

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 12 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 30th day of March, 2004.

CAPITAL MANAGEMENT INVESTMENT TRUST

By:      /s/ C. Frank Watson III
         ________________________
         C. Frank Watson III
         Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 12 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                             *
                                                              Trustee
___________________________________________________
Lucius E. Burch, III                      Date

                             *
                                                              Vice President
___________________________________________________           and Principal
Sarah M. Hunt                             Date                Financial Officer

                             *
                                                              Trustee
___________________________________________________
George S. Reichenbach                     Date

                             *
                                                              Trustee
___________________________________________________
David V. Shields                          Date

                             *
                                                              Trustee and
___________________________________________________           Chairman
Joseph V. Shields                         Date

                             *
                                                              Trustee
___________________________________________________
Anthony J. Walton                         Date

                             *
                                                              President and
___________________________________________________           Principal
Joseph A. Zock                            Date                Executive Officer


      /s/ Julian G. Winters          March 30, 2004          Treasurer
___________________________________________________
Julian G. Winters                         Date


* By:  /s/ C. Frank Watson III                Dated:  March 30, 2004
      _________________________
       C. Frank Watson III
       Attorney-in-Fact

                                INDEX TO EXHIBITS
                      (FOR POST-EFFECTIVE AMENDMENT NO. 12)
                       -----------------------------------
EXHIBIT NO.
UNDER PART C
OF FORM N-1A          NAME OF EXHIBIT
--------------    --------------------------

    (g)(3)      Second Addendum to the Master Custodian  Agreement between The
                Nottingham   Management   Company  and  Wachovia  Bank,   N.A.
                (successor by merger to First Union National Bank)

    (g)(4)      Third Addendum to the Master Custodian  Agreement  between The
                Nottingham   Management   Company  and  Wachovia  Bank,   N.A.
                (successor by merger to First Union National Bank)

    (g)(5)      Fourth Addendum to the Master Custodian  Agreement between The
                Nottingham   Management   Company  and  Wachovia  Bank,   N.A.
                (successor by merger to First Union National Bank)

    (g)(6)      Fifth Addendum to the Master Custodian  Agreement  between The
                Nottingham   Management   Company  and  Wachovia  Bank,   N.A.
                (successor by merger to First Union National Bank)

    (g)(7) Form of Sixth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank)

    (j)         Consent of Independent Public Accountants